UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	33-14363

Delaware VIP Trust
(Exact name of registrant as specified in charter)

2005 Market Street Philadelphia, PA			19103
(Address of principal executive offices)			(Zip code)

David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1.  Reports to Stockholders

Delaware VIP Trust — Delaware VIP Balanced Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,046.70	0.81%	$4.11
Service Class	1,000.00	1,045.10	1.06%	5.37

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.78	0.81%	$4.06
Service Class	1,000.00	1,019.54	1.06%	5.31

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Balanced Series
Sector Allocation and Credit Quality Breakdown

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Common Stock	62.85%
Consumer Discretionary	5.75%
Consumer Staples	5.55%
Energy	3.95%
Financials	15.27%
Health Care	11.20%
Industrials	3.89%
Information Technology	9.60%
Materials	1.88%
Media	0.03%
Telecommunications	4.01%
Utilities	1.72%
Preferred Stock	0.06%
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.60%
Agency Mortgage-Backed Securities	6.41%
Agency Obligations	0.87%
Commercial Mortgage-Backed Securities	3.04%
Convertible Bonds	0.11%
Corporate Bonds	11.39%
Banking	1.43%
Basic Industry	0.28%
Brokerage	0.47%
Capital Goods	0.29%
Communications	1.94%
Consumer Cyclical	0.54%
Consumer Non-Cyclical	0.57%
Electric	0.97%
Energy	0.69%
Finance Companies	0.87%
Industrial - Other	0.02%
Insurance	1.24%
Natural Gas	0.99%
Real Estate	0.57%
Technology	0.01%
Transportation	0.51%
Foreign Agencies	0.11%
Municipal Bonds	0.90%
Non-Agency Asset-Backed Securities	2.76%
Non-Agency Collateralized Mortgage Obligations	8.60%
U.S. Treasury Obligations	3.63%
Discount Note	3.07%
Securities Lending Collateral	6.69%
Fixed Rate Notes	2.56%
Variable Rate Notes	4.13%
Total Value of Securities	112.10%
Obligation to Return Securities Lending Collateral	(6.69)%
Liabilities Net of Receivables and Other Assets	(5.41)%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	62.69%
AA	5.66%
A	11.31%
BBB	18.64%
BB	0.48%
B	0.99%
CCC	0.16%
NR	0.07%
Total	100.00%

2

Delaware VIP Trust — Delaware VIP Balanced Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value (U.S. $)
	COMMON STOCK–62.85%
	Consumer Discretionary–5.75%
	Gap	33,800	$645,580
	Limited Brands	23,300	639,585
	Mattel	21,700	548,793
			1,833,958
	Consumer Staples–5.55%
	Heinz (H.J.)	13,000	617,110
	Kimberly-Clark	8,700	581,943
	Safeway	16,800	571,704
			1,770,757
	Energy–3.95%
	Chevron	7,600	640,224
	ConocoPhillips	7,900	620,150
			1,260,374
	Financials–15.27%
	Allstate	10,100	621,251
	Aon	14,600	622,106
	Chubb	11,400	617,196
	Hartford Financial Services Group	6,000	591,060
	Huntington Bancshares	27,000	613,980
	Morgan Stanley	7,500	629,099
	Wachovia	11,200	574,000
	Washington Mutual	14,100	601,224
			4,869,916
	Health Care–11.20%
	Abbott Laboratories	10,600	567,630
	Baxter International	10,900	614,106
	Bristol-Myers Squibb	19,100	602,796
	Merck	11,600	577,680
	Pfizer	23,000	588,110
	Wyeth	10,800	619,272
			3,569,594
	Industrials–3.89%
	Donnelley (R.R.) & Sons	14,500	630,895
	Waste Management	15,600	609,180
			1,240,075
	Information Technology–9.60%
	Hewlett-Packard	13,600	606,832
*	Intel	27,700	658,152
	International Business Machines	6,000	631,500
	Motorola	32,500	575,250
†	Xerox	31,800	587,664
			3,059,398
	Materials–1.88%
	duPont (E.I.) deNemours	11,800	599,912
			599,912
	Media–0.03%
†	Adelphia	5,000	1,550
†	Adelphia Recovery Trust Series ACC-1	4,907	456
†	Adelphia Recovery Trust Series Arahova	2,175	1,148
†	Century Communications	5,000	5
†	Time Warner Cable Class A	135	5,297
			8,456
	Telecommunications–4.01%
	AT&T	15,400	639,100
	Verizon Communications	15,500	638,135
			1,277,235
	Utilities–1.72%
	Progress Energy	12,000	547,080
			547,080
	Total Common Stock (cost $15,501,867)		20,036,755

	PREFERRED STOCK–0.06%
	Nexen 7.35%	790	20,066
	Total Preferred Stock (cost $19,750)		20,066

		Principal Amount (U.S. $)
	AGENCY ASSET-BACKED SECURITIES–0.01%
•	Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	$2,347	2,347
	Total Agency Asset-Backed Securities (cost $2,348)		2,347

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.60%
	Fannie Mae
	Series 1996-46 ZA 7.50% 11/25/26	18,533	19,068
	Series 2003-122 AJ 4.50% 2/25/28	17,883	17,275
	•Series 2006-M2 A2F 5.259% 5/25/20	60,000	57,337
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	15,358	16,400
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	26,407	26,819
	Series 2004-W11 1A2 6.50% 5/25/44	27,583	28,018
	Freddie Mac
	Series 1730 Z 7.00% 5/15/24	15,586	16,205
	Series 2326 ZQ 6.50% 6/15/31	72,145	74,477
	Series 2480 EH 6.00% 11/15/31	14	14
	Series 2662 MA 4.50% 10/15/31	34,552	33,727
	Series 2694 QG 4.50% 1/15/29	30,000	28,752
	Series 2872 GC 5.00% 11/15/29	40,000	38,694
	Series 3005 ED 5.00% 7/15/25	40,000	36,901
	Series 3022 MB 5.00% 12/15/28	30,000	29,302
	Series 3063 PC 5.00% 2/15/29	60,000	58,657
◆	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	29,089	29,513
	Total Agency Collateralized Mortgage Obligations (cost $524,152)		511,159

3

		Principal Amount (U.S. $)	Value (U.S. $)
	AGENCY MORTGAGE-BACKED SECURITIES–6.41%
	Fannie Mae 6.50% 8/1/17	$20,836	$21,214
	Fannie Mae Relocation 30 yr 5.00% 11/1/34	31,246	29,598
	Fannie Mae S.F. 15 yr TBA
	4.50% 7/1/21	70,000	66,434
	5.00% 7/1/22	150,000	144,961
	6.00% 7/1/22	50,000	50,227
	Fannie Mae S.F. 30 yr
	5.50% 3/1/29	64,823	62,834
	5.50% 4/1/29	74,189	71,913
	7.50% 6/1/31	23,809	24,868
	9.50% 6/1/19	4,429	4,678
	Fannie Mae S.F. 30 yr TBA
	5.00% 7/1/37	430,000	402,923
	5.50% 7/1/37	705,000	679,993
	6.00% 8/1/37	170,000	168,061
	6.50% 7/1/37	30,000	30,281
•	Freddie Mac ARM 5.838% 4/1/34	15,747	15,902
	Freddie Mac S.F. 15 yr 4.00% 2/1/14	51,952	49,951
	Freddie Mac S.F. 30 yr 7.00% 11/1/33	13,048	13,468
	Freddie Mac S.F. 30 yr TBA 6.00% 7/1/37	65,000	64,391
	GNMA S.F. 30 yr 7.50% 1/15/32	5,524	5,785
	GNMA S.F. 30 yr TBA
	5.50% 7/1/37	70,000	67,922
	6.00% 7/1/37	70,000	69,628
	Total Agency Mortgage-Backed Securities (cost $2,065,128)		2,045,032

	AGENCY OBLIGATIONS–0.87%
	Fannie Mae
	*4.75% 3/12/10	60,000	59,362
	^5.377% 10/9/19	230,000	115,260
^	Resolution Funding Interest Strip 5.24% 10/15/25	275,000	102,870
	Total Agency Obligations (cost $286,571)		277,492

	COMMERCIAL MORTGAGE-BACKED SECURITIES–3.04%
	Bank of America Commercial Mortgage
	•Series 2006-3 A4 5.889% 7/10/44	30,000	30,045
	Series 2006-4 A4 5.634% 7/10/46	10,000	9,818
#	Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	40,000	39,794
◆	Commercial Mortgage Pass Through Certificates
	#Series 2001-J1A A2 144A 6.457% 2/14/34	27,939	28,603
	Series 2006-C7 A2 5.69% 6/10/46	25,000	25,046
•	Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	15,000	14,870
#	Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,508
	Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	17,369	17,383
	First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	10,000	10,256
	First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	24,662	24,758
	General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	50,000	51,234
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,682
	*Series 2006-GG8 A4 5.56% 11/10/39	40,000	39,127
	Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	25,000	24,203
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	35,000	34,609
	Series 2003-C1 A2 4.985% 1/12/37	68,000	65,773
	•#Series 2006-RR1A A1 144A 5.606% 10/18/52	25,000	24,172
	Series 2007-CB18 A4 5.44% 6/12/47	50,000	48,317
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2001-C2 A1 6.27% 6/15/20	8,526	8,566
	Series 2002-C1 A4 6.462% 3/15/31	55,000	56,836
•	Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	35,000	34,970
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2007-5 A1 4.275% 8/12/48	48,335	47,065
	Series 2007-5 A4 5.378% 8/12/48	20,000	19,222
•	Morgan Stanley Capital I Series 2007-IQ14 A4 5.692% 4/15/49	25,000	24,501
#	SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	59,204
#	Tower 144A
	Series 2004-2A A 4.232% 12/15/14	45,000	43,516
	Series 2006-1 B 5.588% 2/15/36	25,000	24,821
	Series 2006-1 C 5.707% 2/15/36	25,000	24,846
	Wachovia Bank Commercial Mortgage Trust
	•Series 2005-C20 A5 5.087% 7/15/42	15,000	14,675
	Series 2006-C28 A2 5.50% 10/15/48	40,000	39,720
	Series 2007-C30 A3 5.246% 12/15/43	40,000	39,236
	Total Commercial Mortgage-Backed Securities (cost $998,442)		969,376

4

		Principal Amount (U.S. $)	Value (U.S. $)
	CONVERTIBLE BONDS–0.11%
*•	U.S. Bancorp 3.61% 9/20/36 exercise price $38.28, expiration date 9/20/36	$35,000	$34,986
	Total Convertible Bonds (cost $34,930)		34,986

	CORPORATE BONDS–11.39%
	Banking–1.43%
•	BAC Capital Trust XIV 5.63% 12/31/49	15,000	14,682
•#	Barclays Bank 144A 7.375% 6/29/49	20,000	21,367
	Citigroup 5.875% 2/22/33	20,000	19,058
*	JPMorgan Chase 6.125% 6/27/17	15,000	15,145
	JPMorgan Chase Capital
	XVIII 6.95% 8/17/36	10,000	10,140
	•XXI 6.305% 2/2/37	20,000	19,828
•#	KBC Bank Funding Trust III 144A 9.86% 11/29/49	10,000	10,910
•	Marshall & Ilsley Bank 5.63% 12/4/12	10,000	10,012
•	Mellon Capital IV 6.244% 6/29/49	15,000	15,151
•	MUFG Capital Finance 1 6.346% 7/29/49	100,000	98,423
	Popular North America
	4.25% 4/1/08	55,000	54,446
	•5.75% 4/6/09	25,000	25,131
	Popular North America Capital Trust I 6.564% 9/15/34	10,000	9,180
•#	Rabobank Capital Funding II 144A 5.26% 12/29/49	10,000	9,603
•	RBS Capital Trust I 4.709% 12/29/49	15,000	13,980
•#	Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	15,000	15,361
	SunTrust Capital II 7.90% 6/15/27	35,000	36,429
	Wachovia 5.75% 6/15/17	15,000	14,827
#	Wachovia Capital Trust I 144A 7.64% 1/15/27	40,000	41,556
			455,229
	Basic Industry–0.28%
*	Bowater 9.50% 10/15/12	5,000	4,950
	Georgia-Pacific 8.875% 5/15/31	1,000	1,003
	Lubrizol 4.625% 10/1/09	30,000	29,426
	Potlatch 13.00% 12/1/09	5,000	5,653
	U.S. Steel
	6.05% 6/1/17	15,000	14,655
	6.65% 6/1/37	10,000	9,715
	Vale Overseas
	6.25% 1/23/17	15,000	14,952
	6.875% 11/21/36	10,000	10,077
			90,431
	Brokerage–0.47%
•	Ameriprise Financial 7.518% 6/1/66	20,000	20,864
	AMVESCAP
	4.50% 12/15/09	55,000	53,702
	5.625% 4/17/12	25,000	24,828
	Goldman Sachs Group 6.345% 2/15/34	15,000	14,350
	Jefferies Group 6.45% 6/8/27	15,000	14,678
	LaBranche 11.00% 5/15/12	5,000	5,325
#	Lazard Group 144A 6.85% 6/15/17	10,000	10,025
•	Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49	5,000	5,005
			148,777
	Capital Goods–0.29%
	Allied Waste North America 9.25% 9/1/12	4,000	4,205
*	Casella Waste Systems 9.75% 2/1/13	5,000	5,213
	Caterpillar 6.05% 8/15/36	5,000	4,936
	General Electric 5.00% 2/1/13	40,000	38,828
	Geo Subordinate 11.00% 5/15/12	5,000	5,100
	Interface 10.375% 2/1/10	5,000	5,400
•	Masco 5.66% 3/12/10	20,000	20,030
	Pactiv
	5.875% 7/15/12	5,000	5,018
	6.40% 1/15/18	5,000	5,028
			93,758
	Communications–1.94%
*	American Tower 7.125% 10/15/12	5,000	5,138
	AT&T
	7.30% 11/15/11	40,000	42,619
	8.00% 11/15/31	15,000	17,881
	BellSouth 4.20% 9/15/09	25,000	24,361
*	CCH I Holdings 13.50% 1/15/14	2,000	2,063
	Charter Communications Holdings 13.50% 1/15/11	5,000	5,206
	Comcast
	•5.656% 7/14/09	15,000	15,008
	6.50% 11/15/35	15,000	14,586
	Cox Communications 4.625% 1/15/10	25,000	24,433
	Embarq
	6.738% 6/1/13	20,000	20,406
	7.082% 6/1/16	20,000	20,145
*	Hughes Network Systems/Finance 9.50% 4/15/14	4,000	4,200
*	Insight Communications 12.25% 2/15/11	5,000	5,238
	Insight Midwest 9.75% 10/1/09	5,000	5,050
•	Qwest 8.61% 6/15/13	5,000	5,450
	Rural Cellular 9.875% 2/1/10	5,000	5,250
	Sprint Capital 7.625% 1/30/11	35,000	36,853
	Sprint Nextel
	•5.76% 6/28/10	15,000	15,008
	6.00% 12/1/16	5,000	4,752
•	Telecom Italia Capital 5.969% 7/18/11	40,000	40,300
	Telefonica Emisiones
	5.984% 6/20/11	75,000	75,755
	6.221% 7/3/17	10,000	9,993
	Telefonos de Mexico 4.50% 11/19/08	65,000	64,237
	Thomson 5.75% 2/1/08	30,000	30,029
	Time Warner 5.50% 11/15/11	20,000	19,797
#	Time Warner Cable 144A
	5.40% 7/2/12	45,000	44,239
	5.85% 5/1/17	20,000	19,489
	6.55% 5/1/37	5,000	4,848

5

		Principal Amount (U.S. $)	Value (U.S. $)
	CORPORATE BONDS (continued)
	Communications (continued)
	Time Warner Entertainment 8.375% 3/15/23	$10,000	$11,506
	Viacom 5.75% 4/30/11	25,000	24,985
			618,825
	Consumer Cyclical–0.54%
	CVS Caremark
	5.75% 6/1/17	15,000	14,499
	6.25% 6/1/27	10,000	9,717
*•	DaimlerChrysler Holding 5.805% 8/3/09	50,000	50,285
*	Federated Retail Holdings 5.35% 3/15/12	20,000	19,669
	GMAC 6.875% 9/15/11	30,000	29,536
	Global Cash Access 8.75% 3/15/12	1,000	1,043
	Majestic Star Casino 9.50% 10/15/10	5,000	5,225
	Penney (JC)
	6.375% 10/15/36	20,000	19,107
	*8.00% 3/1/10	15,000	15,848
	Wheeling Island Gaming 10.125% 12/15/09	5,000	5,088
			170,017
	Consumer Non-Cyclical–0.57%
#	Amgen 144A
	5.85% 6/1/17	15,000	14,794
	6.375% 6/1/37	45,000	44,170
	Boston Scientific 6.40% 6/15/16	25,000	24,329
	CRC Health 10.75% 2/1/16	5,000	5,525
	Kraft Foods 4.125% 11/12/09	15,000	14,539
	Kroger 6.375% 3/1/08	30,000	30,161
	Medtronic 4.375% 9/15/10	5,000	4,858
	UST 6.625% 7/15/12	10,000	10,384
	Wyeth
	5.50% 2/1/14	20,000	19,739
	5.95% 4/1/37	15,000	14,384
			182,883
	Electric–0.97%
•	Alabama Power Capital Trust IV 4.75% 10/1/42	55,000	54,893
•‡#	Calpine 144A 11.11% 7/15/07	196	207
	Commonwealth Edison 5.95% 8/15/16	45,000	44,131
	Dominion Resources 5.687% 5/15/08	20,000	20,028
	FPL Group Capital
	5.625% 9/1/11	25,000	25,016
	•6.65% 6/15/67	10,000	9,935
•	Nisource Finance 5.93% 11/23/09	20,000	20,042
	Orion Power Holdings 12.00% 5/1/10	5,000	5,675
	Pepco Holdings
	5.50% 8/15/07	24,000	24,010
	•5.985% 6/1/10	30,000	30,038
	6.125% 6/1/17	10,000	9,901
#	Power Contract Financing 144A 6.256% 2/1/10	13,063	13,152
	Puget Sound Energy 5.483% 6/1/35	15,000	13,295
	Southwestern Public Service 6.00% 10/1/36	30,000	28,578
	Xcel Energy 6.50% 7/1/36	10,000	10,147
			309,048
	Energy–0.69%
	Anadarko Petroleum 6.45% 9/15/36	15,000	14,474
	Apache
	5.25% 4/15/13	15,000	14,722
	*5.625% 1/15/17	25,000	24,459
	Bluewater Finance 10.25% 2/15/12	5,000	5,238
	Canadian Natural Resources 5.70% 5/15/17	30,000	29,075
#	Canadian Oil Sands 144A 4.80% 8/10/09	35,000	34,441
	Devon Energy 7.95% 4/15/32	5,000	5,862
	Nexen 6.40% 5/15/37	10,000	9,591
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	24,621
•	Secunda International 13.356% 9/1/12	5,000	5,200
*#	Seitel 144A 9.75% 2/15/14	5,000	4,975
	Suncor Energy 6.50% 6/15/38	10,000	10,082
	Weatherford International 4.95% 10/15/13	35,000	33,075
*	Whiting Petroleum 7.25% 5/1/13	5,000	4,775
			220,590
	Finance Companies–0.87%
•	American Express 6.80% 9/1/66	35,000	36,150
#	Capmark Financial Group 144A
	5.875% 5/10/12	15,000	14,819
	6.30% 5/10/17	40,000	39,433
*	FTI Consulting 7.625% 6/15/13	5,000	5,088
	International Lease Finance 5.75% 6/15/11	15,000	15,076
	Prudential Financial 6.10% 6/15/17	10,000	10,131
	Residential Capital
	*•5.86% 6/9/08	25,000	24,752
	6.00% 2/22/11	20,000	19,368
	6.125% 11/21/08	30,000	29,736
	6.375% 6/30/10	25,000	24,694
	SLM 5.40% 10/25/11	64,000	58,673
			277,920
	Industrial–Other–0.02%
*#	Mobile Services Group 144A 9.75% 8/1/14	5,000	5,350
			5,350
	Insurance–1.24%
#	Farmers Insurance Exchange 144A 8.625% 5/1/24	70,000	81,070
	MetLife 5.00% 6/15/15	10,000	9,457
	Montpelier Re Holdings 6.125% 8/15/13	5,000	4,859
*#	Nationwide Mutual Insurance 144A 7.875% 4/1/33	45,000	52,021

6

		Principal Amount (U.S. $)	Value (U.S. $)
	CORPORATION BONDS (continued)
	Insurance (continued)
#	Nippon Life Insurance 144A 4.875% 8/9/10	$35,000	$34,136
	PMI Group 5.568% 11/15/08	30,000	29,911
	SAFECO Capital Trust I 8.072% 7/15/37	45,000	46,866
	St. Paul Travelers 5.01% 8/16/07	15,000	14,994
	Travelers 6.25% 6/15/37	20,000	19,431
	Unitrin 6.00% 5/15/17	25,000	24,278
	WellPoint
	4.25% 12/15/09	25,000	24,230
	5.875% 6/15/17	40,000	39,583
•	XL Capital 6.50% 12/31/49	15,000	14,113
			394,949
	Natural Gas–0.99%
	Enbridge 5.80% 6/15/14	5,000	4,966
	Enterprise Products Operating
	4.00% 10/15/07	50,000	49,796
	4.625% 10/15/09	40,000	39,198
	Inergy Finance 6.875% 12/15/14	5,000	4,763
	ONEOK 5.51% 2/16/08	25,000	25,003
•	Sempra Energy 5.83% 5/21/08	50,000	50,025
	Southern Union 6.15% 8/16/08	50,000	50,254
	Valero Energy 6.625% 6/15/37	10,000	9,986
	Valero Logistics Operations 6.05% 3/15/13	80,000	80,065
			314,056
	Real Estate–0.57%
	BF Saul REIT 7.50% 3/1/14	5,000	5,044
*	Developers Diversified Realty 4.625% 8/1/10	50,000	48,555
	HRPT Properties Trust 6.25% 6/15/17	15,000	15,142
	Regency Centers 5.875% 6/15/17	15,000	14,778
•#	USB Realty 144A 6.091% 12/22/49	100,000	98,191
			181,710
	Technology–0.01%
*#	Freescale Semiconductor 144A 10.125% 12/15/16	5,000	4,725
			4,725
	Transportation–0.51%
*	American Airlines 3.857% 7/9/10	39,104	37,491
	Continental Airlines 6.503% 6/15/11	50,000	50,187
	Delta Air Lines 7.57% 11/18/10	15,000	15,575
#	Erac USA Finance 144A 7.35% 6/15/08	40,000	40,556
	Hertz 8.875% 1/1/14	10,000	10,475
¶	H-Lines Finance Holdings 11.00% 4/1/13	5,000	4,925
	Horizon Lines 9.00% 11/1/12	1,000	1,063
	Kansas City Southern Railway 9.50% 10/1/08	1,000	1,040
			161,312
	Total Corporate Bonds (cost $3,637,440)		3,629,580

	FOREIGN AGENCIES–0.11%
	Pemex Project Funding Master Trust 6.125% 8/15/08	35,000	35,298
	Total Foreign Agencies (cost $35,095)		35,298

	MUNICIPAL BONDS–0.90%
	Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	55,000	57,751
	California State 5.00% 2/1/33	20,000	20,330
	California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	20,000	20,660
	Illinois State Taxable Pension 5.10% 6/1/33	30,000	27,357
	New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	40,000	42,610
	New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	35,000	36,797
	Oregon State Taxable Pension 5.892% 6/1/27	35,000	35,504
	West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	15,000	14,606
	West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	30,000	30,621
	Total Municipal Bonds (cost $282,986)		286,236

	NON-AGENCY ASSET-BACKED SECURITIES–2.76%
•	Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12	380,000	379,838
	Countrywide Asset-Backed Certificates
	Series 2004-S1 A2 3.872% 3/25/20	9,931	9,769
	•Series 2006-3 2A2 5.50% 6/25/36	35,000	35,033
	Series 2006-S3 A2 6.085% 6/25/21	40,000	40,098
	•Series 2006-S6 A2 5.519% 3/25/34	40,000	39,802
	•Series 2006-S7 A3 5.712% 11/25/35	25,000	24,747
	•Series 2006-S9 A3 5.728% 8/25/36	35,000	34,453
•	GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	25,000	24,950
	GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	10,964	10,889
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	22,876	22,173
•	Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.48% 3/25/37	25,000	24,989
	Mid-State Trust
	*Series 11 A1 4.864% 7/15/38	17,952	16,771
	Series 2004-1 A 6.005% 8/15/37	9,431	9,417
	#Series 2006-1 A 144A 5.787% 10/15/40	22,483	21,907
•	Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	30,000	30,062
	Renaissance Home Equity Loan Trust
	Series 2005-4 A2 5.399% 2/25/36	32,640	32,525
	Series 2007-2 AF2 5.675% 6/25/37	25,000	25,000

7

		Principal Amount	Value
		(U.S. $)	(U.S. $)
	NON-AGENCY ASSET-BACKED SECURITIES (continued)
	Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	$23,021	$22,334
	Structured Asset Securities
	Series 2001-SB1 A2 3.375% 8/25/31	29,741	26,648
	Series 2004-16XS A2 4.91% 8/25/34	7,705	7,677
	Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	40,000	39,829
	Total Non-Agency Asset-Backed Securities (cost $884,023)		878,911

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–8.60%
	American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	35,000	33,779
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	61,213	60,381
	Series 2004-2 1A1 6.00% 3/25/34	34,597	34,073
	Series 2005-3 2A1 5.50% 4/25/20	35,058	34,400
	Series 2005-5 2CB1 6.00% 6/25/35	36,657	36,136
	Series 2005-9 5A1 5.50% 10/25/20	23,704	23,230
•	Bank of America Funding Securities Series 2006-F 1A2 5.173% 7/20/36	43,560	43,101
	Bank of America Mortgage Securities
	•Series 2003-D 1A2 7.289% 5/25/33	331	334
	Series 2005-9 2A1 4.75% 10/25/20	39,198	38,060
•	Bear Stearns Alternative A Trust
	Series 2006-3 33A1 6.162% 5/25/36	42,736	42,855
	Series 2006-3 34A1 6.155% 5/25/36	44,903	45,026
	Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	74,354	71,925
	Countrywide Alternative Loan Trust	17,012	16,775
	Series 2004-28CB 6A1 6.00% 1/25/35
	•Series 2004-J7 1A2 4.673% 8/25/34	12,276	12,190
	•Series 2005-63 3A1 5.894% 11/25/35	46,064	45,915
	Series 2006-2CB A3 5.50% 3/25/36	35,436	35,178
◆	Countrywide Home Loan Mortgage Pass Through Trust
	•Series 2004-12 1M 4.894% 8/25/34	30,867	30,689
	Series 2005-23 A1 5.50% 11/25/35	21,185	20,261
	*Series 2005-29 A1 5.75% 12/25/35	51,624	50,034
	Series 2006-1 A2 6.00% 3/25/36	36,384	35,707
	Series 2006-17 A5 6.00% 12/25/36	23,712	23,586
	•Series 2006-HYB3 3A1A 6.097% 5/20/36	45,749	46,005
	•Series 2006-HYB4 1A2 5.646% 6/20/36	30,245	30,387
	Credit Suisse First Boston Mortgage Securities
	Series 2003-29 5A1 7.00% 12/25/33	11,840	12,066
	Series 2004-1 3A1 7.00% 2/25/34	8,526	8,689
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33	15,897	16,565
	•Series 2004-AR5 4A1 5.708% 10/25/34	31,806	31,585
	•Series 2007-AR2 1A1 5.865% 8/25/37	20,000	19,975
•	GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.188% 5/25/35	38,228	37,452
#	GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27	28,685	29,881
	Series 2005-RP1 1A3 8.00% 1/25/35	21,721	22,815
	Series 2005-RP1 1A4 8.50% 1/25/35	12,305	13,042
	GSR Mortgage Loan Trust
	Series 2006-1F 5A2 6.00% 2/25/36	38,367	37,450
•	Indymac Index Mortgage Loan Trust
	Series 2005-AR25 1A21 5.853% 12/25/35	37,860	37,706
	Series 2006-AR2 1A1A 5.54% 4/25/46	47,185	47,217
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.778% 2/25/35	40,542	39,431
	Series 2005-A4 1A1 5.399% 7/25/35	47,615	46,924
	Series 2005-A6 1A2 5.14% 9/25/35	60,000	58,098
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	36,195	36,006
	Series 2006-1 3A3 5.50% 2/25/36	38,836	38,423
•	MASTR Adjustable Rate Mortgages Trust
	Series 2003-6 1A2 5.89% 12/25/33	16,781	17,052
	Series 2005-1 B1 5.409% 3/25/35	39,452	39,075
	Series 2005-6 7A1 5.339% 6/25/35	28,354	27,924
	MASTR Alternative Loans Trust
	Series 2003-6 3A1 8.00% 9/25/33	6,204	6,329
	Series 2005-3 7A1 6.00% 4/25/35	41,207	40,621
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34	34,542	36,228
	Series 2005-2 1A4 8.00% 5/25/35	14,991	15,796
	Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	21,659	21,777
	Nomura Asset Acceptance
	Series 2005-WF1 2A2 4.786% 3/25/35	65,000	63,447
	•Series 2006-AF1 1A2 6.159% 5/25/36	60,000	60,447
	Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	16,689	16,509
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31	10,064	10,198
	Series 2004-SL4 A3 6.50% 7/25/32	25,232	25,554
	Series 2005-SL1 A2 6.00% 5/25/32	28,313	28,446
•	Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.044% 9/25/36	40,938	41,035
•	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	35,131	34,765
	Series 2005-3XS A2 5.57% 1/25/35	12,189	12,194
	Series 2006-5 5A4 5.56% 6/25/36	27,786	27,406
	Structured Asset Securities
	•Series 2002-22H 1A 6.951% 11/25/32	10,349	10,456
	Series 2004-12H 1A 6.00% 5/25/34	35,743	35,190

8

		Principal Amount (U.S. $)	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
◆	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2005-9 3CB 5.50% 10/25/20	$49,183	$48,719
	Series 2006-2 2CB 6.50% 3/25/36	30,863	31,022
	Series 2006-5 2CB3 6.00% 7/25/36	44,211	44,506
	•Series 2006-AR5 3A 5.969% 7/25/46	26,055	26,074
•◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2006-AR7 1A 6.009% 7/25/46	20,910	20,910
	Series 2006-AR8 2A3 6.139% 8/25/36	18,504	18,587
	Series 2006-AR10 1A1 5.953% 9/25/36	39,769	39,732
	Series 2006-AR14 1A4 5.651% 11/25/36	29,430	29,346
	Wells Fargo Mortgage Backed Securities Trust
	•Series 2004-T A1 5.026% 9/25/34	21,118	21,278
	Series 2005-11 1A3 5.50% 11/25/35	91,936	87,726
	Series 2005-14 2A1 5.50% 12/25/35	64,460	61,650
	Series 2005-17 1A1 5.50% 1/25/36	50,968	48,683
	Series 2006-7 2A1 6.00% 6/25/36	80,049	78,536
	•Series 2006-AR4 1A1 5.862% 4/25/36	66,606	66,396
	•Series 2006-AR4 2A1 5.777% 4/25/36	94,821	94,311
	•Series 2006-AR6 7A1 5.111% 3/25/36	75,101	73,402
	•Series 2006-AR10 5A1 5.60% 7/25/36	37,866	37,653
	Total Non-Agency Collateralized Mortgage Obligations (cost $2,773,667)		2,742,332

	U.S. TREASURY OBLIGATIONS–3.63%
*	U.S. Treasury Bonds 4.50% 2/15/36	460,000	416,659
	U.S. Treasury Inflation Index Notes
	° 2.00% 1/15/14	50,337	48,390
	*2.00% 1/15/26	52,068	47,179
	*2.375% 1/15/17	163,984	160,153
	*3.625% 1/15/08	25,587	25,611
	U.S. Treasury Notes
	*4.50% 5/15/10	40,000	39,594
	*4.50% 5/15/17	315,000	302,105
	4.875% 6/30/09	9,000	9,002
	4.875% 6/30/12	24,000	23,942
*^	U.S. Treasury Strip 4.293% 11/15/13	115,000	84,120
	Total U.S. Treasury Obligations (cost $1,172,456)		1,156,755

^	DISCOUNT NOTE–3.07%
	Federal Home Loan Bank 4.802% 7/2/07	978,000	977,870
	Total Discount Note (cost $977,870)		977,870

	Total Value of Securities Before Securities Lending Collateral–105.41% (cost $29,196,725)		33,604,195

	SECURITIES LENDING COLLATERAL**–6.69%
	Short-Term Investments–6.69%
	Fixed Rate Notes–2.56%
	Abbey National 5.31% 7/2/07	83,931	83,931
	American Express Centurion 5.32% 7/30/07	74,938	74,938
	BNP Paribas 5.37% 7/2/07	33,972	33,972
	Credit Agricole 5.31% 10/4/07	49,959	49,959
	Den Danske Bank 5.38% 7/2/07	83,931	83,931
	Fortis Bank 5.30% 7/23/07	44,962	44,962
	HBOS Treasury Services 5.42% 7/2/07	83,931	83,931
	ING Bank
	5.31% 7/3/07	29,975	29,975
	5.33% 7/9/07	49,959	49,959
	M&T 5.34% 7/2/07	83,931	83,931
	Royal Bank of Canada 5.31% 7/23/07	74,938	74,938
	Societe Generale 5.33% 7/2/07	38,907	38,907
	Union Bank of Switzerland 5.33% 7/2/07	83,931	83,931
			817,265
•	Variable Rate Notes–4.13%
	ANZ National 5.32% 7/29/08	9,992	9,992
	Australia New Zealand 5.34% 7/29/08	49,959	49,959
	Bank of New York 5.32% 7/29/08	39,967	39,967
	Bayerische Landesbank 5.37% 7/29/08	49,959	49,959
	Bear Stearns 5.38% 12/28/07	69,942	69,942
	BNP Paribas 5.33% 7/29/08	49,959	49,959
	Calyon 5.33% 8/14/07	24,979	24,979
	Canadian Imperial Bank
	5.32% 7/29/08	34,971	34,971
	5.33% 8/15/07	48,959	48,959
	CDC Financial Products 5.43% 7/27/07	64,946	64,946
	Citigroup Global Markets 5.45% 7/6/07	64,946	64,946
	Commonwealth Bank 5.32% 7/29/08	49,959	49,959
	Credit Suisse First Boston 5.32% 3/14/08	49,959	49,959
	Deutsche Bank
	5.34% 8/20/07	69,942	69,942
	5.34% 9/21/07	7,494	7,494
	Dexia Bank 5.32% 9/28/07	69,942	69,939
	Goldman Sachs Group 5.52% 6/27/08	58,951	58,951
	Marshall & Ilsley Bank 5.32% 7/29/08	54,955	54,955
	Morgan Stanley 5.56% 7/29/08	64,946	64,946
	National Australia Bank 5.31% 7/29/08	61,949	61,949
	National Rural Utilities 5.33% 7/29/08	78,935	78,935
	Nordea Bank 5.33% 7/29/08	49,959	49,959
	Royal Bank of Scotland Group 5.33% 7/29/08	49,959	49,959
	Societe Generale 5.31% 7/29/08	24,979	24,979
	Sun Trust Bank 5.33% 7/30/07	64,946	64,946
	Wells Fargo 5.33% 7/29/08	49,959	49,959
			1,315,410
	Total Securities Lending Collateral (cost $2,132,675)		2,132,675

9

TOTAL VALUE OF SECURITIES–112.10% (cost $31,329,400)	$35,736,870 ❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.69%)	(2,132,675)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.41%)z	(1,725,119)
NET ASSETS APPLICABLE TO 2,061,485 SHARES OUTSTANDING–100.00%	$31,879,076
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($31,872,892 / 2,061,085 Shares)	$15.46
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($6,184 / 400.13 Shares)	$15.45
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$46,240,896
Undistributed net investment income	498,723
Accumulated net realized loss on investments	(19,266,989)
Net unrealized appreciation of investments	4,406,446
Total net assets	$31,879,076

*	Fully or partially on loan.
**	See Note 10 in “Notes to Financial Statements.”
❖	Includes $2,316,124 of securities loaned.
†	Non-income producing security for the period ended June 30, 2007.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
☐	Fully or partially pledged as collateral for financial futures contracts.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $1,115,365, which represented 3.50% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”

z	Of this amount, $2,522,012 represents payable for securities purchased as of June 30, 2007.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MBIA – Insured by the Municipal Bond Insurance Association

REIT – Real Estate Investment Trust

S.F. – Single Family

TBA – To be announced

yr – Year

The following futures contracts and swap contracts were outstanding at June 30, 2007:

Futures Contracts(1)

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation
7 U.S. Treasury 5 year Notes	$726,160	$728,547	9/30/07	$2,387
(7) U.S. Treasury 10 year Notes	(745,426)	(739,922)	9/30/07	5,504
				$7,891

10

Swap Contracts(2)

Index Swap

Notional Amount	Expiration Date	Description	Unrealized Appreciation
$355,000	8/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of minus 0.05%.	$296

Interest Rate Swap

Notional Amount	Expiration Date	Description	Unrealized Depreciation
$415,000	5/2/12	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.36% and to pay the notional amount multiplied by the 3 month LIBOR.	$(8,641)

Credit Default Swap Contracts

Swap Counterparty & Referenced Obligation	Notional Amount	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
Protection Purchased:
Gannet 7 yr CDS	$30,000	0.88%	9/20/14	$(166)
New York Times 7 yr CDS	30,000	0.75%	9/20/14	(151)
Sara Lee 7 yr CDS	30,000	0.60%	9/20/14	10
				$(307)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

(1)See Note 8 in “Notes to Financial Statements.”

(2)See Note 9 in “Notes to Financial Statements.”

See accompanying notes

11

Delaware VIP Trust —
Delaware VIP Balanced Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$362,783
Dividends	268,402
Securities lending income	2,144
633,329
EXPENSES:
Management fees	109,436
Reports and statements to shareholders	7,066
Audit and tax	7,048
Accounting and administration expenses	6,734
Pricing fees	3,909
Legal fees	3,051
Custodian fees	2,945
Dividend disbursing and transfer agent fees and expenses	1,684
Trustees’ fees and benefits	844
Insurance fees	413
Consulting fees	290
Taxes (other than taxes on income)	159
Dues and services	77
Trustees’ expenses	53
Registration fees	30
Distribution expenses – Service Class	9
143,748
Less expenses absorbed or waived	(6,971)
Less waiver of distribution expenses – Service Class	(2)
Less expense paid indirectly	(151)
Total operating expenses	136,624

NET INVESTMENT INCOME	496,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	608,187
Futures contracts	(1,882)
Swap contracts	2,675
Net realized gain	608,980
Net change in unrealized appreciation/depreciation of investments	464,191

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,073,171

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,569,876

Delaware VIP Trust —
Delaware VIP Balanced Series
Statements of Changes in Net Assets

	Six Months Ended 6/30/07 (Unaudited)	Year Ended 12/31/06
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$496,705	$1,045,074
Net realized gain on investments	608,980	1,186,084
Net change in unrealized appreciation/ depreciation of investments	464,191	3,149,987
Net increase in net assets resulting from operations	1,569,876	5,381,145

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,095,621)	(1,122,023)
Service Class	(180)	(144)
	(1,095,801)	(1,122,167)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	940,325	35,103,629
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,095,621	1,122,023
Service Class	180	144
	2,036,126	36,225,796
Cost of shares repurchased:
Standard Class	(6,263,578)	(43,084,571)
Decrease in net assets derived from capital share transactions	(4,227,452)	(6,858,775)

NET DECREASE IN NET ASSETS	(3,753,377)	(2,599,797)

NET ASSETS:
Beginning of period	35,632,453	38,232,250
End of period (including undistributed net investment income of $498,723 and $1,093,355, respectively)	$31,879,076	$35,632,453

See accompanying notes

12

Delaware VIP Trust — Delaware VIP Balanced Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Balanced Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$15.260	$13.530	$13.360	$12.890	$11.170	$13.730

Income (loss) from investment operations:
Net investment income(2)	0.225	0.405	0.341	0.245	0.211	0.258
Net realized and unrealized gain (loss) on investments and foreign currencies	0.472	1.739	0.135	0.493	1.872	(2.430)
Total from investment operations	0.697	2.144	0.476	0.738	2.083	(2.172)

Less dividends and distributions from:
Net investment income	(0.497)	(0.414)	(0.306)	(0.268)	(0.363)	(0.388)
Total dividends and distributions	(0.497)	(0.414)	(0.306)	(0.268)	(0.363)	(0.388)

Net asset value, end of period	$15.460	$15.260	$13.530	$13.360	$12.890	$11.170

Total return(3)	4.67%	16.20%	3.68%	5.84%	19.21%	(16.27)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,873	$35,626	$38,227	$45,407	$53,233	$54,789
Ratio of expenses to average net assets	0.81%	0.81%	0.80%	0.77%	0.77%	0.75%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.85%	0.84%	0.85%	0.77%	0.77%	0.76%
Ratio of net investment income to average net assets	2.95%	2.88%	2.57%	1.91%	1.80%	2.10%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.91%	2.85%	2.52%	1.91%	1.80%	2.09%
Portfolio turnover	120%	131%	200%	247%	231%	303%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

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Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Balanced Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$15.240	$13.520	$13.340	$12.880	$11.170	$13.720

Income (loss) from investment operations:
Net investment income(2)	0.206	0.371	0.310	0.214	0.186	0.238
Net realized and unrealized gain (loss) on investments and foreign currencies	0.468	1.732	0.145	0.488	1.867	(2.421)
Total from investment operations	0.674	2.103	0.455	0.702	2.053	(2.183)

Less dividends and distributions from:
Net investment income	(0.464)	(0.383)	(0.275)	(0.242)	(0.343)	(0.367)
Total dividends and distributions	(0.464)	(0.383)	(0.275)	(0.242)	(0.343)	(0.367)

Net asset value, end of period	$15.450	$15.240	$13.520	$13.340	$12.880	$11.170

Total return(3)	4.51%	15.88%	3.51%	5.55%	18.90%	(16.40)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$6	$5	$5	$5	$4
Ratio of expenses to average net assets	1.06%	1.06%	1.05%	1.02%	0.99%	0.90%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.15%	1.14%	1.15%	1.07%	1.02%	0.91%
Ratio of net investment income to average net assets	2.70%	2.63%	2.32%	1.66%	1.58%	1.95%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.61%	2.55%	2.22%	1.61%	1.55%	1.94%
Portfolio turnover	120%	131%	200%	247%	231%	303%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

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Delaware VIP Trust — Delaware VIP Balanced Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates during the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.80% of average daily net assets of the Series through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$17,215	$1,325	$1	$16,162

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $757 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $4,392. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

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3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$15,908,714
Purchases of U.S. government securities	4,299,340
Sales other than U.S. government securities	18,892,626
Sales of U.S. government securities	5,072,371

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$31,385,355	$4,641,735	$(290,220)	$4,351,515

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$1,095,801	$1,122,167

*Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$46,240,896
Undistributed ordinary income	489,640
Capital loss carryforwards as of 12/31/06	(19,827,058)
Realized gains 1/1/07 – 6/30/07	623,787
Unrealized appreciation of investments and swap contracts	4,351,811
Net assets	$31,879,076

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of market discount and premium on debt instruments, interest accrual on defaulted bonds, and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities, contingent payment debt instruments, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$4,464	$(4,464)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $1,748,728 expires in 2008; $8,028,969 expires in 2009; $9,576,012 expires in 2010; and $473,349 expires in 2011.

For the six months ended June 30, 2007, the Series had capital gains of $623,787, which may reduce the capital loss carryforwards.

17

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	60,937	2,599,584

Shares issued upon reinvestment of dividends and distributions:
Standard Class	72,993	82,019
Service Class	12	10
	133,942	2,681,613

Shares repurchased:
Standard Class	(407,807)	(3,171,452)
Net decrease	(273,865)	(489,839)

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Swap Contracts

The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

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A CDS contract is a risk-transfer instrument through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2007, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the six months ended June 30, 2007, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

10. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends and interest on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2007, the value of the securities on loan was $2,092,825, for which the Series received collateral, comprised of U.S. government obligations valued at $223,299, and cash collateral of $2,132,675. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

19

12. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

13. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 9, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

20

Delaware VIP Trust — Delaware VIP Balanced Series
Other Series Information

Board Consideration of Delaware VIP Balanced Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Balanced Series (the “Series”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mixed asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three year period was in the second quartile and the Series’ total return for the five and ten year periods was in the fourth quartile. The Board noted that the Series’ performance results were mixed. However, given the strong recent returns, which were achieved by the current investment team, the Board was satisfied with performance. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

21

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

22

Delaware VIP Trust — Delaware VIP Capital Reserves Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,019.50	0.67%	$3.35
Service Class	1,000.00	1,018.40	0.92%	4.60

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.47	0.67%	$3.36
Service Class	1,000.00	1,020.23	0.92%	4.61

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Capital Reserves Series

Sector Allocation and Credit Quality Breakdown

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials

Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.20%
Agency Collateralized Mortgage Obligations	1.81%
Agency Mortgage-Backed Securities	10.72%
Agency Obligations	0.66%
Commercial Mortgage-Backed Securities	4.00%
Corporate Bonds	26.73%
Banking	3.28%
Basic Industry	1.38%
Brokerage	1.55%
Capital Goods	0.25%
Communications	4.87%
Consumer Cyclical	3.35%
Consumer Non-Cyclical	1.25%
Electric	1.42%
Finance Companies	4.66%
Insurance	1.75%
Natural Gas	0.52%
Real Estate	1.14%
Transportation	1.31%
Foreign Agencies	0.36%
Non-Agency Asset-Backed Securities	30.38%
Non-Agency Collateralized Mortgage Obligations	15.99%
Senior Secured Loans	0.28%
Sovereign Debt	0.99%
U.S. Treasury Obligations	4.89%
Total Value of Securities	97.01%
Receivables and Other Assets Net of Liabilities	2.99%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	70.05%
AA	4.42%
A	8.14%
BBB	12.76%
BB	1.49%
B	3.14%
Total	100.00%

2

Delaware VIP Trust — Delaware VIP Capital Reserves Series

Statement of Net Assets

June 30, 2007 (Unaudited)

			Principal Amount°	Value (U.S. $)
	AGENCY ASSET-BACKED SECURITIES–0.20%
	Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	44,746	$44,515
t	Freddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30		27,248	27,058
	Total Agency Asset-Backed Securities (cost $71,564)			71,573

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.81%
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		23,735	25,345
	Fannie Mae Series 2003-122 AJ 4.50% 2/25/28		26,825	25,912
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		54,846	55,700
	Freddie Mac
	Series 2326 ZQ 6.50% 6/15/31		116,542	120,308
	Series 2662 MA 4.50% 10/15/31		53,156	51,887
	Series 2694 QG 4.50% 1/15/29		25,000	23,960
	Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		126,641	124,445
•	Freddie Mac Strip Series 19 F 5.936% 6/1/28		21,666	21,551
t	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		58,178	59,026
	GNMA
	Series 2002-28 B 5.779% 7/16/24		27,980	28,168
	Series 2002-61 BA 4.648% 3/16/26		52,342	51,761
	Series 2003-78 B 5.11% 10/16/27		55,000	54,188
	Total Agency Collateralized Mortgage Obligations (cost $650,756)			642,251

	AGENCY MORTGAGE-BACKED SECURITIES–10.72%
	Fannie Mae
	6.50% 8/1/17		28,650	29,169
	6.52% 1/1/08		7,641	7,625
	7.00% 11/15/16		68,302	70,179
	8.50% 9/20/10		3,244	3,397
	9.00% 4/1/09		4,095	4,136
•	Fannie Mae ARM
	4.091% 6/1/34		73,691	73,820
	4.347% 8/1/34		55,452	55,417
	4.795% 11/1/35		481,273	474,687
	5.054% 8/1/35		65,422	63,377
	5.287% 10/1/33		128,949	130,891
	6.154% 6/1/36		222,864	224,605
	6.217% 7/1/36		196,407	198,360
	6.316% 7/1/36		211,180	213,474
	6.352% 8/1/36		211,684	213,618
	6.358% 4/1/36		101,931	103,158
	6.478% 12/1/33		43,781	44,542
	Fannie Mae FHAVA 9.00% 6/1/09		29,435	30,086
	Fannie Mae Relocation 30 yr
	Pool #763656 5.00% 1/1/34		104,664	99,253
	Pool #763742 5.00% 1/1/34		128,494	121,715
	Fannie Mae S.F. 15 yr
	7.50% 3/1/15		9,791	10,100
	8.00% 10/1/14		11,390	11,530
	8.00% 10/1/16		43,318	45,112
	Fannie Mae S.F. 30 yr
	7.50% 12/1/10		3,230	3,265
	7.50% 6/1/31		24,739	25,839
	8.50% 5/1/11		2,623	2,688
	8.50% 8/1/12		5,504	5,677
	9.00% 7/1/20		42,399	45,323
	10.00% 8/1/19		48,668	52,958
•	Freddie Mac ARM
	5.838% 4/1/34		22,308	22,528
	7.103% 4/1/33		29,412	29,727
	Freddie Mac Balloon 5 yr
	4.00% 6/1/08		16,138	15,939
	4.00% 1/1/09		99,961	98,439
	4.50% 1/1/10		181,602	178,829
	Freddie Mac Balloon 7 yr
	4.50% 10/1/09		105,021	103,662
	5.00% 6/1/11		179,167	178,540
	5.00% 11/1/11		191,139	190,466
	Freddie Mac Relocation 15 yr
	3.50% 9/1/18		77,064	70,480
	3.50% 10/1/18		11,499	10,517
	Freddie Mac S.F. 15 yr
	4.00% 11/1/13		113,730	109,537
	4.00% 3/1/14		138,463	133,014
	8.00% 5/1/15		40,734	42,772
	8.50% 10/1/15		5,184	5,461
	Freddie Mac S.F. 30 yr
	7.00% 11/1/33		26,097	26,936
	9.25% 9/1/08		1,499	1,526
	GNMA I S.F. 15 yr
	6.00% 1/15/09		3,339	3,361
	8.50% 8/15/10		2,290	2,300
	GNMA I S.F. 30 yr
	7.00% 12/15/34		83,466	87,607
	8.00% 5/15/08		4,845	4,848
	11.00% 11/15/10		112,873	118,935
	GNMA II S.F. 30 yr
	12.00% 6/20/14		5,553	6,236
	12.00% 3/20/15		665	736
	12.00% 2/20/16		2,145	2,374
	Total Agency Mortgage-Backed Securities (cost $3,857,781)			3,808,771

3

			Principal Amount°	Value (U.S. $)
	AGENCY OBLIGATIONS–0.66%
	Freddie Mac 5.00% 1/16/09	USD	235,000	$234,450
	Total Agency Obligations (cost $234,739)			234,450

	COMMERCIAL MORTGAGE-BACKED SECURITIES–4.00%
#	Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		65,000	64,665
t#	Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34		46,566	47,672
#	Crown Castle Towers 144A
•	Series 2005-1A AFL 5.70% 6/15/35		110,000	110,630
	Series 2006-1A B 5.362% 11/15/36		40,000	39,332
	Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31		84,174	84,240
	DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31		150,000	150,710
	First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35		73,986	74,275
	First Union National Bank- Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33		45,000	46,151
	Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38		95,000	93,490
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2001-C2 A1 6.27% 6/15/20		51,156	51,397
	Series 2003-C8 A2 4.207% 11/15/27		150,000	147,326
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48		217,506	211,791
#	SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36		150,000	148,011
#	Tower 144A
	Series 2006-1 B 5.588% 2/15/36		30,000	29,786
	Series 2006-1 C 5.707% 2/15/36		45,000	44,722
•	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42		80,000	78,267
	Total Commercial Mortgage-Backed Securities (cost $1,439,187)			1,422,465

	CORPORATE BONDS–26.73%
	Banking–3.28%
•	BAC Capital Trust XIV 5.63% 12/31/49		65,000	63,620
•#	KBC Bank Funding Trust III 144A 9.86% 11/29/49		160,000	174,560
	Marshall & Ilsley Bank 3.95% 8/14/09		145,000	141,422
•	Mellon Capital IV 6.244% 6/29/49		80,000	80,807
	National City 3.125% 4/30/09		225,000	216,142
•#	PNC Preferred Funding Trust I 144A 6.113% 3/29/49		100,000	97,633
	Popular North America 4.25% 4/1/08		295,000	292,032
•#	Vneshtorgbank 144A 5.955% 8/1/08		100,000	100,225
				1,166,441
	Basic Industry–1.38%
	Bowater 9.00% 8/1/09		135,000	137,699
	Catalyst Paper 8.625% 6/15/11		65,000	63,213
	Grupo Minero Mexico 8.25% 4/1/08		100,000	102,350
	Lubrizol 4.625% 10/1/09		120,000	117,708
	Weyerhaeuser 5.95% 11/1/08		70,000	70,536
				491,506
	Brokerage–1.55%
	AMVESCAP
	4.50% 12/15/09		120,000	117,168
	5.625% 4/17/12		105,000	104,276
	LaBranche
	9.50% 5/15/09		150,000	156,000
	11.00% 5/15/12		140,000	149,100
•	Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49		25,000	25,023
				551,567
	Capital Goods–0.25%
•	Masco 5.66% 3/12/10		90,000	90,134
				90,134
	Communications–4.87%
	AT&T 7.30% 11/15/11		180,000	191,786
	BellSouth 4.20% 9/15/09		90,000	87,700
	Comcast Cable Communications 6.20% 11/15/08		235,000	236,941
	Cox Communications 4.625% 1/15/10		60,000	58,639
	Insight Midwest 9.75% 10/1/09		130,000	131,300
	News America Holdings 7.375% 10/17/08		70,000	71,418
	Sprint Capital 7.625% 1/30/11		65,000	68,440
•	Sprint Nextel 5.76% 6/28/10		75,000	75,041
	Telecom Italia Capital
	4.00% 1/15/10		130,000	125,046
•	5.969% 7/18/11		100,000	100,749
	Telefonos de Mexico 4.50% 11/19/08		80,000	79,063
#	Time Warner Cable 144A 5.40% 7/2/12		180,000	176,955
	Viacom
•	5.71% 6/16/09		120,000	120,418
	5.75% 4/30/11		205,000	204,877
				1,728,373
	Consumer Cyclical–3.35%
	Costco Wholesale 5.30% 3/15/12		120,000	119,224
•	DaimlerChrysler Holding 5.805% 8/3/09		135,000	135,770
	Federated Retail Holdings 5.35% 3/15/12		50,000	49,172

4

			Principal Amount°	Value (U.S. $)
	CORPORATE BONDS (continued)
	Consumer Cyclical (continued)
	Ford Motor Credit
	5.80% 1/12/09	USD	95,000	$93,024
	7.80% 6/1/12		130,000	126,945
	Fortune Brands 5.125% 1/15/11		70,000	68,361
•	GMAC 6.306% 7/16/07		330,000	330,011
	Home Depot 4.625% 8/15/10		55,000	53,443
	Penney (J.C.) 7.375% 8/15/08		145,000	147,096
	Wal-Mart Stores 6.875% 8/10/09		65,000	67,065
				1,190,111
	Consumer Non-Cyclical–1.25%
	Constellation Brands 8.125% 1/15/12		75,000	76,688
	Fred Meyer 7.45% 3/1/08		70,000	70,884
#	HCA 144A 9.125% 11/15/14		40,000	42,150
	Kraft Foods 4.125% 11/12/09		120,000	116,314
	Smithfield Foods 7.75% 7/1/17		25,000	25,125
	US Oncology 9.00% 8/15/12		110,000	113,850
				445,011
	Electric–1.42%
	Dominion Resources 5.687% 5/15/08		75,000	75,106
	FPL Group Capital 5.625% 9/1/11		70,000	70,045
	Pacific Gas & Electric 4.20% 3/1/11		120,000	114,756
	Potomac Electric Power 6.25% 10/15/07		75,000	75,125
#	Power Contract Financing 144A 6.256% 2/1/10		39,188	39,456
#	Power Receivables Finance 144A 6.29% 1/1/12		69,097	69,888
	PSEG Funding Trust I 5.381% 11/16/07		60,000	59,952
				504,328
	Finance Companies–4.66%
	American General Finance 4.625% 5/15/09		140,000	138,128
	Capital One Bank 5.00% 6/15/09		135,000	134,023
#	Capmark Financial Group 144A 5.875% 5/10/12		105,000	103,732
	General Electric Capital
	5.50% 4/28/11		155,000	155,098
	6.50% 1/27/09	NZD	500,000	375,462
	International Lease Finance
	4.625% 6/2/08	USD	60,000	59,550
	5.75% 6/15/11		60,000	60,303
•	JPMorgan Chase Capital XXI 6.305% 2/2/37		85,000	84,268
•#	Mizuho JGB Investment Preferred 144A 9.87% 12/29/49		135,000	140,368
	Residential Capital
•	5.86% 6/9/08		70,000	69,306
	6.125% 11/21/08		215,000	213,107
•	6.66% 11/21/08		45,000	45,135
•#	Xstrata Finance 144A 5.71% 11/13/09		75,000	75,146
				1,653,626
	Insurance–1.75%
	Aetna 7.875% 3/1/11		45,000	48,343
•	Marsh & McLennan 5.495% 7/13/07		75,000	75,001
#	Nippon Life Insurance 144A 4.875% 8/9/10		90,000	87,779
	PMI Group 5.568% 11/15/08		85,000	84,747
	ReliaStar Financial 6.50% 11/15/08		185,000	186,694
	SAFECO Capital Trust I 8.072% 7/15/37		100,000	104,146
	WellPoint 4.25% 12/15/09		35,000	33,922
				620,632
	Natural Gas–0.52%
•	Sempra Energy 5.83% 5/21/08		50,000	50,025
	Southern Union 6.15% 8/16/08		135,000	135,687
				185,712
	Real Estate–1.14%
	Developers Diversified Realty 4.625% 8/1/10		100,000	97,111
	Simon Property Group
	5.375% 8/28/08		130,000	129,422
	7.125% 2/9/09		35,000	35,823
	Tanger Properties 9.125% 2/15/08		140,000	142,646
				405,002
	Transportation–1.31%
	Continental Airlines 6.503% 6/15/11		245,000	245,918
#	Erac USA Finance 144A 7.35% 6/15/08		215,000	217,992
				463,910
	Total Corporate Bonds (cost $9,491,575)			9,496,353
	FOREIGN AGENCIES–0.36%
	Pemex Project Funding Master Trust 6.125% 8/15/08		125,000	126,063
	Total Foreign Agencies (cost $125,338)			126,063

	NON-AGENCY ASSET-BACKED SECURITIES–30.38%
	AmeriCredit Automobile Receivables Trust
	Series 2005-CF A4 4.63% 6/6/12		285,000	282,533
	Series 2007-AX A3 5.19% 11/6/11		135,000	134,647
	Ameriquest Mortgage Securities
	Series 2003-5 A4 4.272% 4/25/33		5,626	5,603
	Series 2003-11 AF6 5.14% 1/25/34		65,000	63,655
	Series 2004-FR1 A4 3.243% 5/25/34		8,322	8,287
•	Series 2006-R1 A2C 5.51% 3/25/36		100,000	100,009
	Argent Securities Series 2003-W5 AF4 4.66% 10/25/33		12,904	12,838
•	Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12		1,150,000	1,149,506
	Centex Home Equity Series 2005-D AF4 5.27% 10/25/35		155,000	153,164

5

		Principal Amount°		Value (U.S. $)
	NON-AGENCY ASSET-BACKED SECURITIES (continued)
	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2002-3 1A6 4.707% 9/25/13	USD	179,106	$173,712
	Series 2003-2 1A4 3.986% 8/25/29	10,257		10,176
	Series 2003-3 1A4 3.303% 11/25/29	99,292		97,815
	Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	220,000		219,512
	CIT Equipment Collateral
	Series 2005-VT1 A3 4.12% 8/20/08	73,475		73,274
	Series 2006-VT2 A3 5.07% 2/20/10	445,000		443,326
	CitiFinancial Mortgage Securities
	Series 2003-2 AF4 4.098% 5/25/33	220,000		216,519
	Series 2004-1 AF2 2.645% 4/25/34	150,076		145,546
	Countrywide Asset-Backed Certificates
•	Series 2004-13 AV2 5.58% 5/25/34	8,873		8,875
	Series 2004-S1 A2 3.872% 3/25/20	109,236		107,455
•	Series 2006-1 AF2 5.281% 7/25/36	410,000		408,114
•	Series 2006-1 AF3 5.348% 7/25/36	280,000		278,554
•	Series 2006-3 2A2 5.50% 6/25/36	135,000		135,128
	Series 2006-9 1AF3 5.859% 10/25/46	160,000		159,824
•	Series 2006-11 1AF3 6.05% 9/25/46	215,000		215,412
	Series 2006-13 1AF3 5.944% 1/25/37	160,000		159,843
•	Series 2006-15 A3 5.689% 10/25/46	115,000		114,152
	Series 2006-S2 A2 5.627% 7/25/27	80,000		79,759
	Series 2006-S3 A2 6.085% 6/25/21	250,000		250,610
	Series 2006-S5 A3 5.762% 6/25/35	115,000		113,962
•	Series 2006-S6 A2 5.519% 3/25/34	105,000		104,481
•	Series 2006-S7 A3 5.712% 11/25/35	210,000		207,871
•	Series 2006-S9 A3 5.728% 8/25/36	95,000		93,516
	Series 2007-4 A2 5.53% 9/25/37	115,000		114,316
#	Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	39		19
	Credit-Based Asset Servicing and Securitization
#	Series 2006-SL1 A2 144A 5.556% 9/25/36	245,000		243,009
	Series 2007-CB1 AF2 5.721% 1/25/37	100,000		99,761
	Credit Suisse First Boston Mortgage Securities Series 2005-AGE1 A2 4.64% 2/25/32	250,000		246,960
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000		100,332
	GMAC Mortgage Loan Trust	20,649		20,579
	Series 2003-HE2 A3 4.12% 10/25/26
•	Series 2006-HE3 A2 5.75% 10/25/36	95,000		94,810
	GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36	83,327		82,753
	Indymac Seconds Assets Backed Trust Series 2006-1 A2 5.767% 5/25/36	235,000		234,469
	Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	300,000		299,104
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	29,738		28,825
•	Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.48% 3/25/37	80,000		79,965
•	Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 5.44% 10/25/36	113,336		113,342
	New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	86,891		86,147
•	Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	125,000		125,260
	Renaissance Home Equity Loan Trust
	Series 2005-4 A2 5.399% 2/25/36	37,303		37,171
	Series 2005-4 A3 5.565% 2/25/36	25,000		24,898
	Series 2006-1 AF3 5.608% 5/25/36	210,000		209,294
	Series 2006-2 AF3 5.797% 8/25/36	125,000		124,872
	Series 2006-3 AF1 5.917% 11/25/36	182,611		182,103
	Series 2006-3 AF2 5.58% 11/25/36	90,000		89,679
	Series 2006-3 AF3 5.586% 11/25/36	235,000		233,194
	Series 2006-4 AF2 5.285% 1/25/37	225,000		223,173
	Series 2007-1 AF2 5.512% 4/25/37	195,000		193,742
	Series 2007-2 AF2 5.675% 6/25/37	35,000		35,000
	Residential Asset Securities
	Series 2002-KS2 AI5 6.779% 4/25/32	37,246		37,519
	Series 2003-KS9 AI6 4.71% 11/25/33	64,459		62,536
•	Series 2004-KS9 AI3 3.79% 8/25/29	72,018		71,067
•	Series 2006-KS3 AI3 5.49% 4/25/36	270,000		270,229
	Residential Funding Mortgage Securities II
	Series 2001-HS2 A5 7.42% 4/25/31	25,959		25,875
	Series 2005-HI3 A2 5.09% 9/25/35	160,000		158,725
	Series 2006-HI2 A3 5.79% 2/25/36	150,000		149,527
•	Series 2006-HSA1 A2 5.19% 2/25/36	345,000		340,173
•	Series 2006-HSA2 AI2 5.50% 3/25/36	190,000		189,220
#	Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	57,951		57,357
	Structured Asset Securities
	Series 2001-SB1 A2 3.375% 8/25/31	40,363		36,165
	Series 2005-4XS 1A2B 4.67% 3/25/35	90,323		89,374
	Series 2005-9XS 1A2A 4.84% 6/25/35	95,000		93,989
•	Series 2005-NC1 A7 5.55% 2/25/35	940		940
	Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	160,000		159,318
	Total Non-Agency Asset-Backed Securities (cost $10,826,489)			10,792,469

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–15.99%
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	83,250		82,118
	Series 2004-2 1A1 6.00% 3/25/34	69,195		68,146
	Series 2004-11 1CB1 6.00% 12/25/34	37,167		36,650
	Series 2005-9 5A1 5.50% 10/25/20	106,669		104,536

6

		Principal Amount°		Value (U.S. $)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•	Bank of America Funding Series 2006-H 1A2 5.689% 9/20/46	USD	130,375	$131,011
•	Bank of America Mortgage Securities Series 2003-D 1A2 7.289% 5/25/33	746		751
•	Bear Stearns Alternative A Trust
	Series 2006-3 33A1 6.162% 5/25/36	97,127		97,397
	Series 2006-3 34A1 6.155% 5/25/36	104,774		105,061
	Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	73,792		73,525
•	Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.625% 4/25/37	102,681		101,812
	Countrywide Alternative Loan Trust
	Series 2003-20CB 1A2 5.50% 10/25/33	145,011		143,363
	Series 2004-28CB 6A1 6.00% 1/25/35	87,893		86,671
•	Series 2004-J7 1A2 4.673% 8/25/34	16,368		16,253
	Series 2005-1CB 2A2 5.50% 3/25/35	160,429		158,793
	Series 2006-2CB A3 5.50% 3/25/36	70,871		70,356
t•	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2003-21 A1 4.077% 5/25/33	34,558		34,319
	Series 2003-46 1A1 4.124% 1/19/34	38,265		38,094
	Series 2004-12 1M 4.894% 8/25/34	88,191		87,683
	Series 2006-HYB4 1A2 5.646% 6/20/36	73,931		74,280
	Credit Suisse First Boston Mortgage Securities
	Series 2002-5 1A4 6.50% 2/25/32	97,421		97,214
	Series 2003-29 5A1 7.00% 12/25/33	23,680		24,131
	Series 2004-1 3A1 7.00% 2/25/34	6,976		7,109
	Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	61,562		60,141
•	First Horizon Asset Securities Series 2004-AR5 4A1 5.708% 10/25/34	45,722		45,403
•	GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.188% 5/25/35	84,101		82,394
#	GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27	28,685		29,881
	Series 2005-RP1 1A3 8.00% 1/25/35	32,581		34,223
	Series 2005-RP1 1A4 8.50% 1/25/35	14,766		15,650
	GSR Mortgage Loan Trust
	Series 2004-2F 9A1 6.00% 9/25/19	21,548		21,559
•	Series 2007-AR1 1A2 5.774% 3/25/37	201,992		202,304
•	Indymac Index Mortgage Loan Trust Series 2006-AR2 1A1A 5.54% 4/25/46	30,333		30,354
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.778% 2/25/35	106,884		103,953
	Series 2005-A4 1A1 5.399% 7/25/35	129,860		127,975
	Series 2005-A6 1A2 5.14% 9/25/35	105,000		101,672
	Series 2007-A1 B1 4.817% 7/25/35	99,670		97,199
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	68,770		68,411
	Series 2006-1 3A3 5.50% 2/25/36	97,090		96,058
•	MASTR Adjustable Rate Mortgages Trust
	Series 2003-6 1A2 5.89% 12/25/33	30,980		31,480
	Series 2005-1 B1 5.409% 3/25/35	113,423		112,341
	Series 2005-6 7A1 5.339% 6/25/35	81,013		79,783
#	MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	66,206		69,437
	Nomura Asset Acceptance
	Series 2005-WF1 2A2 4.786% 3/25/35	100,000		97,611
•	Series 2006-AF1 1A2 6.159% 5/25/36	125,000		125,931
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31	17,444		17,676
	Series 2004-SL4 A3 6.50% 7/25/32	34,407		34,846
•	Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.044% 9/25/36	102,345		102,587
•	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	42,157		41,717
	Series 2005-22 4A2 5.373% 12/25/35	22,152		21,741
	Series 2005-3XS A2 5.57% 1/25/35	18,642		18,649
	Series 2006-5 5A4 5.56% 6/25/36	46,309		45,676
	Structured Asset Securities
	Series 2004-5H A2 4.43% 12/25/33	34,394		34,140
	Series 2004-12H 1A 6.00% 5/25/34	31,538		31,050
t	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2006-5 2CB3 6.00% 7/25/36	106,105		106,814
•	Series 2006-AR5 3A 5.969% 7/25/46	73,822		73,877
t	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18	171,147		165,728
•	Series 2004-AR4 A2 2.98% 6/25/34	32,548		32,507
•	Series 2006-AR7 1A 6.009% 7/25/46	44,808		44,808
	Series 2006-AR10 1A1 5.953% 9/25/36	111,353		111,249
•	Series 2006-AR14 1A4 5.651% 11/25/36	105,105		104,807
•	Series 2007-HY1 1A1 5.722% 2/25/37	181,563		181,085
•	Series 2007-OA2 B1 5.66% 3/25/47	59,940		59,882
•	Wells Fargo Mortgage Backed Securities Trust
	Series 2004-EE 2A1 3.99% 12/25/34	178,404		174,699
	Series 2004-T A1 5.026% 9/25/34	27,152		27,358
	Series 2005-AR12 2A10 4.319% 7/25/35	147,572		145,838
	Series 2006-AR4 2A1 5.777% 4/25/36	189,643		188,624
	Series 2006-AR6 7A1 5.111% 3/25/36	272,240		266,081
	Series 2006-AR10 5A1 5.599% 7/25/36	100,977		100,409
	Series 2006-AR11 A7 5.519% 8/25/36	111,451		110,188
	Series 2006-AR12 1A2 6.031% 9/25/36	76,345		76,637

7

		Principal Amount°		Value (U.S. $)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•	Wells Fargo Mortgage Backed Securities Trust (continued)
	Series 2006-AR14 2A4 6.096% 10/25/36	USD	88,472	$88,885
	Total Non-Agency Collateralized Mortgage Obligations (cost $5,709,519)			5,680,591

«	SENIOR SECURED LOANS–0.28%
@	Visteon 8.38% 6/13/13	100,000		100,313
	Total Senior Secured Loans (cost $100,000)			100,313

	SOVEREIGN DEBT–0.99%
	U.K. Treasury 4.00% 3/7/09	GBP	180,000	351,563
	Total Sovereign Debt (cost $344,285)			351,563

	U.S. TREASURY OBLIGATIONS–4.89%
	U.S. Treasury Inflation Index Notes
	2.00% 1/15/14	USD	206,939	198,937
	2.375% 4/15/11	583,134		576,939
°°	3.00% 7/15/12	350,607		357,509
	3.875% 1/15/09	315,070		320,190
	U.S. Treasury Notes
	4.50% 5/15/10	55,000		54,441
	4.50% 4/30/12	235,000		230,704

	Total U.S. Treasury Obligations (cost $1,758,556)			1,738,720

8

TOTAL VALUE OF SECURITIES–97.01% (cost $34,609,789)	$34,465,582
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.99%	1,060,722
NET ASSETS APPLICABLE TO 3,687,337 SHARES OUTSTANDING–100.00%	$35,526,304
NET ASSET VALUE–DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS ($21,792,840 / 2,256,388 Shares)	$9.66
NET ASSET VALUE–DELAWARE VIP CAPITAL RESERVES SERIES SERVICES CLASS ($13,733,464 / 1,430,949 Shares)	$9.60
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$37,458,554
Undistributed net investment income	30,624
Accumulated net realized loss on investments	(1,797,790)
Unrealized depreciation of investments and foreign currencies	(165,084)
Total net assets	$35,526,304

° Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

NOK – Norwegian Kroner

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2007.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@	Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $100,313, which represented 0.28% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”
°°	Fully or partially pledged as collateral for financial futures contracts.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $2,389,435, which represented 6.73% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”

Summary of Abbreviations:

ARM – Adjustable Rate Mortgage

FHAVA – Federal Housing Administration & Veterans Administration

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

NIM – Net Interest Margin

S.F. – Single Family

yr – Year

The following foreign currency exchange and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2007:

Foreign Currency Exchange Contracts(1)

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
AUD	(1,756,782)	USD	14,694	7/31/07	(188)
CAD	107,996	EUR	(75,000)	8/31/07	(223)
CAD	42,000	USD	(39,606)	7/31/07	(156)
EUR	(60,000)	USD	80,958	8/31/07	(431)
EUR	50,000	USD	(67,735)	7/31/07	16
EUR	160,000	USD	(216,763)	7/31/07	40
GBP	(178,770)	USD	356,889	8/31/07	(1,772)
JPY	41,000	USD	(340)	7/31/07	(6)
JPY	39,955,463	USD	(331,540)	7/31/07	(5,644)
NOK	280,000	USD	(46,903)	7/31/07	608
NOK	655,000	USD	(109,845)	7/31/07	1,298
NZD	(520,000)	USD	380,234	8/31/07	(18,548)
SEK	3,450	USD	(502)	7/31/07	3
					$(25,003)

9

Futures Contracts(2)

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation Depreciation
24	U.S. Treasury 2 year notes	$4,897,477	$4,890,750	9/30/07	$(6,727)
13	U.S. Treasury 5 year notes	1,345,279	1,353,016	9/30/07	7,737
(24)	U.S. Treasury 10 year Notes	(2,555,745)	(2,536,875)	9/30/07	18,870
					$19,880

Swap Contracts(3)

Index Swap

Notional Amount	Expiration Date	Description	Unrealized Appreciation
$990,000	8/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of minus 0.05%.	$825

Interest Rate Swap

Notional Amount	Expiration Date	Description	Unrealized (Depreciation)
$1,000,000	1/8/09	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.36% and to pay the notional amount multiplied by the 3 month LIBOR.	$(4,721)

$1,155,000	5/2/12	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.36% and to pay the notional amount multiplied by the 3 month LIBOR.	$(24,050)

The use of foreign currency and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

(1) See Note 8 in “Notes to Financial Statements.”

(2) See Note 9 in “Notes to Financial Statements.”

(3) See Note 10 in “Notes to Financial Statements.”

See accompanying notes

10

Delaware VIP Trust —
Delaware VIP Capital Reserves Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$1,001,219

EXPENSES:
Management fees	87,348
Distribution expenses – Service Class	19,089
Accounting and administration expenses	6,988
Reports and statements to shareholders	6,352
Audit and tax	5,874
Pricing fees	3,687
Custodian fees	2,627
Legal fees	1,891
Dividend disbursing and transfer agent fees and expenses	1,747
Trustees’ fees and benefits	865
Insurance fees	460
Consulting fees	288
Dues and services	60
Trustees’ expenses	53
Taxes (other than taxes on income)	31
137,360
Less waiver of distribution expenses – Service Class	(3,182)
Less expense paid indirectly	(471)
Total operating expenses	133,707

NET INVESTMENT INCOME	867,512

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(1,697)
Foreign currencies	(28,379)
Futures contracts	7,864
Swap contracts	(31,490)
Net realized loss	(53,702)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(153,716)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(207,418)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$660,094

Delaware VIP Trust —
Delaware VIP Capital Reserves Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$867,512	$1,337,119
Net realized loss on investments and foreign currencies	(53,702)	(113,807)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(153,716)	275,106
Net increase in net assets resulting from operations	660,094	1,498,418

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(549,417)	(1,090,179)
Service Class	(301,339)	(379,335)
	(850,756)	(1,469,514)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,185,127	30,958,997
Service Class	6,204,622	21,727,142
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	549,417	1,087,085
Service Class	299,199	370,622
	10,238,365	54,143,846
Cost of shares repurchased:
Standard Class	(4,448,748)	(33,314,414)
Service Class	(4,404,250)	(14,914,594)
	(8,852,998)	(48,229,008)
Increase in net assets derived from capital share transactions	1,385,367	5,914,838

NET INCREASE IN NET ASSETS	1,194,705	5,943,742

NET ASSETS:
Beginning of period	34,331,599	28,387,857
End of period (including undistributed net investment income of $30,624 and $4,212, respectively)	$35,526,304	$34,331,599

See accompanying notes

11

Delaware VIP Trust — Delaware VIP Capital Reserves Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Capital Reserves Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$9.710	$9.710	$9.940	$10.020	$9.970	$9.750
Income (loss) from investment operations:
Net investment income(2)	0.243	0.396	0.355	0.356	0.329	0.419
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.055)	0.038	(0.180)	0.004	0.125	0.253
Total from investment operations	0.188	0.434	0.175	0.360	0.454	0.672

Less dividends and distributions from:
Net investment income	(0.238)	(0.434)	(0.405)	(0.440)	(0.404)	(0.452)
Total dividends and distributions	(0.238)	(0.434)	(0.405)	(0.440)	(0.404)	(0.452)

Net asset value, end of period	$9.660	$9.710	$9.710	$9.940	$10.020	$9.970

Total return(3)	1.95%	4.57%	1.79%	3.66%	4.63%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,793	$22,626	$23,895	$25,955	$34,077	$42,698
Ratio of expenses to average net assets	0.67%	0.71%	0.71%	0.62%	0.63%	0.62%
Ratio of net investment income to average net assets	5.06%	4.10%	3.61%	3.57%	3.36%	4.21%
Portfolio turnover	141%	318%	259%	252%	438%	427%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

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Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Capital Reserves Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$9.650	$9.650	$9.900	$10.000	$9.970	$9.760
Income (loss) from investment operations:
Net investment income(2)	0.231	0.372	0.331	0.333	0.308	0.406
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.055)	0.037	(0.200)	(0.017)	0.105	0.243
Total from investment operations	0.176	0.409	0.131	0.316	0.413	0.649

Less dividends and distributions from:
Net investment income	(0.226)	(0.409)	(0.381)	(0.416)	(0.383)	(0.439)
Total dividends and distributions	(0.226)	(0.409)	(0.381)	(0.416)	(0.383)	(0.439)

Net asset value, end of period	$9.600	$9.650	$9.650	$9.900	$10.000	$9.970

Total return(3)	1.84%	4.34%	1.35%	3.23%	4.21%	6.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,733	$11,706	$4,493	$7	$6	$6
Ratio of expenses to average net assets	0.92%	0.96%	0.96%	0.87%	0.85%	0.77%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.97%	1.01%	1.01%	0.92%	0.88%	0.77%
Ratio of net investment income to average net assets	4.81%	3.85%	3.36%	3.32%	3.14%	4.06%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	4.76%	3.78%	3.31%	3.27%	3.11%	4.06%
Portfolio turnover	141%	318%	259%	252%	438%	427%

(1)   Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)   The average shares outstanding method has been applied for per share information.

(3)   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

13

Delaware VIP Trust — Delaware VIP Capital Reserves Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

14

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.70% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administrative Fees and Other Expenses Payable to DSC	Distribution Fee Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$14,449	$1,445	$2,743	$10,257

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $800 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $4,608. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$11,616,778
Purchases of U.S. government securities	12,356,869
Sales other than U.S. government securities	9,524,798
Sales of U.S. government securities	14,406,181

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$34,702,954	$90,048	$(327,420)	$(237,372)

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4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$850,756	$1,469,514

* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$37,458,554
Capital loss carryforwards at 12/31/06	(1,679,561)
Realized losses 1/1/07 – 6/30/07	(17,166)
Unrealized depreciation of investments, swap contracts and foreign currencies	(235,523)
Net assets	$35,526,304

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts, mark-to-market of futures contracts, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, paydown gains (losses) on mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$9,656	$56,364	$(66,020)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $1,132,035 expires in 2008; $82,894 expires in 2010; $226,584 expires in 2013; and $238,048 expires in 2014.

For the six months ended June 30, 2007, the Series had capital losses of $17,166, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	327,906	3,206,194
Service Class	643,430	2,258,522
Shares issued upon reinvestment of dividends and distributions:
Standard Class	56,765	112,240
Service Class	31,039	38,492
	1,059,140	5,615,448
Shares repurchased:
Standard Class	(458,541)	(3,448,638)
Service Class	(456,635)	(1,549,400)
	(915,176)	(4,998,038)
Net increase	143,964	617,410

16

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Statement of Net Assets.

9. Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Statement of Net Assets.

10. Swap Contracts

The Series may enter into interest rate swap contracts and index swap contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

17

11. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

12. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

13. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of July 26, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

18

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Other Series Information

Board Consideration of Delaware VIP Capital Reserves Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Capital Reserves Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all intermediate investment grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one, three, five and ten year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

19

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

20

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,023.70	0.63%	$3.16
Service Class	1,000.00	1,022.40	0.88%	4.41

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.67	0.63%	$3.16
Service Class	1,000.00	1,020.43	0.88%	4.41

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Sector Allocation

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Certificates of Deposit	9.60%
Discounted Commercial Paper	78.94%
Financial Services	46.03%
Industrial	12.07%
Mortgage Bankers & Brokers	13.81%
Sovereign Agency	2.35%
State Agency	4.68%
Floating Rate Notes	8.40%
Variable Rate Demand Note	3.84%
Total Value of Securities	100.78%
Liabilities Net of Receivables and Other Assets	(0.78)%
Total Net Assets	100.00%

2

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Principal Amount	Value
	CERTIFICATES OF DEPOSIT–9.60%
	Credit Agricole 5.35% 8/31/07	$500,000	$500,000
	First Tennessee Bank 5.30% 7/23/07	500,000	500,000
	Natixis 5.345% 8/17/07	500,000	500,013
	Wilmington Trust 5.32% 9/25/07	500,000	500,000
	Total Certificates of Deposit (cost $2,000,013)		2,000,013
#	DISCOUNTED COMMERCIAL PAPER–78.94%
	Financial Services–46.03%
>	Aegon 5.44% 7/2/07	500,000	499,924
*>	Aquinas Funding 5.22% 12/19/07	400,000	390,082
*>	Barton Capital
	5.24% 7/3/07	300,000	299,913
	5.27% 7/2/07	500,000	499,927
*>	Beta Finance 5.24% 7/16/07	500,000	498,908
*>	Chesham Finance 5.40% 7/2/07	250,000	249,963
*>	Cullinan Finance 5.15% 11/26/07	500,000	489,414
	Danske 5.16% 10/12/07	500,000	492,618
*>	Eureka Securitization
	5.24% 7/13/07	250,000	249,563
	5.26% 8/8/07	349,000	347,062
*>	Fountain Square Commercial Funding
	5.26% 8/6/07	350,000	348,159
	5.29% 7/13/07	400,000	399,295
*	General Electric Capital 5.235% 7/23/07	375,000	373,800
	JPMorgan Chase 5.40% 7/2/07	500,000	499,925
>	MetLife 5.24% 9/6/07	620,000	613,953
>	Natixis 5.40% 7/2/07	250,000	249,963
	Sanpaolo IMI US Financial 5.23% 7/31/07	750,000	746,730
*>	Sheffield Receivables
	5.08% 9/4/07	350,000	346,790
	5.265% 7/12/07	500,000	499,196
*>	Sigma Finance 5.25% 9/13/07	500,000	494,604
*>	Starbird Funding 5.27% 8/1/07	500,000	497,731
*>	Three Pillars Funding 5.26% 7/9/07	500,000	499,416
			9,586,936
	Industrial–12.07%
>	BASF AG 5.18% 9/17/07	700,000	692,144
>	Cargill Global Funding 5.26% 7/31/07	585,000	582,436
>	Statoil 5.40% 7/2/07	750,000	749,887
>	Total Capital 5.36% 7/2/07	490,000	489,927
			2,514,394
	Mortgage Bankers & Brokers–13.81%
	Bank of America 5.17% 9/5/07	500,000	495,261
>	Bank of Ireland 5.20% 8/6/07	600,000	596,880
	Bear Stearns 5.15% 9/20/07	500,000	494,206
	Goldman Sachs Group 5.24% 7/2/07	300,000	299,956
>	Skandinaviska Enskilda Banken 5.205% 8/1/07	500,000	497,759
	Westpac Securities 5.17% 10/15/07	500,000	492,389
			2,876,451
	Sovereign Agency–2.35%
>	Swedish Housing Finance 5.19% 12/4/07	500,000	488,755
			488,755
	State Agency–4.68%
	City of Austin, Texas 5.27% 7/2/07	478,000	477,930
	Sunshine State Governmental Financing Commission 5.27% 8/2/07	500,000	497,658
			975,588
	Total Discounted Commercial Paper (cost $16,442,124)		16,442,124
•	FLOATING RATE NOTES–8.40%
	Chesham Finance 5.405% 9/25/07	500,000	499,976
	Credit Suisse 5.295% 7/26/07	500,000	500,000
>	DnB NOR Bank 5.32% 7/24/08	750,000	750,000
	Total Floating Rate Notes (cost $1,749,976)		1,749,976
	VARIABLE RATE DEMAND NOTE–3.84%
•	North Texas Higher Education Authority Series B 5.32% 12/1/44 (AMBAC) (SPA-Depfa Bank)	800,000	800,000
	Total Variable Rate Demand Note (cost $800,000)		800,000

3

TOTAL VALUE OF SECURITIES–100.78% (cost $20,992,113)©	$20,992,113
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.78%)	(163,791)
NET ASSETS APPLICABLE TO 20,828,091 SHARES OUTSTANDING–100.00%	$20,828,322
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS ($20,822,315 / 20,822,086 Shares)	$1.00
NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($6,007 / 6,005 Shares)	$1.00
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$20,881,489
Accumulated net realized loss on investments	(53,167)
Total net assets	$20,828,322

#	The rate shown is the effective yield as of the time of purchase.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
©	Also the cost for federal income tax purposes.
*	Asset-backed commercial paper.
>

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2007, the aggregate amount of these securities equaled $12,321,651, which represented 59.16% of the Series’ net assets. See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes

4

Delaware VIP Trust —
Delaware VIP Cash Reserve Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$575,514

EXPENSES:
Management fees	48,311
Audit and tax	6,793
Accounting and administration expenses	4,294
Reports and statements to shareholders	3,849
Custodian fees	1,371
Dividend disbursing and transfer agent fees and expenses	1,058
Legal fees	930
Pricing fees	561
Trustees’ fees and benefits	555
Insurance fees	269
Consulting fees	178
Trustees’ expenses	53
Taxes (other than taxes on income)	41
Dues and services	36
Registration fees	28
Distribution expenses – Service Class	9
68,336
Less waiver of distribution expenses – Service Class	(2)
Less expense paid indirectly	(449)
Total operating expenses	67,885

NET INVESTMENT INCOME	507,629

NET REALIZED GAIN ON INVESTMENTS	129

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$507,758

Delaware VIP Trust —
Delaware VIP Cash Reserve Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$507,629	$958,933
Net realized gain on investments	129	20
Net increase in net assets resulting from operations	507,758	958,953

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(507,497)	(958,694)
Service Class	(132)	(239)
	(507,629)	(958,933)

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
Proceeds from shares sold: Standard Class	7,940,467	29,007,341
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	507,497	954,586
Service Class	132	237
	8,448,096	29,962,164
Cost of shares repurchased:
Standard Class	(8,597,048)	(32,421,044)
Decrease in net assets derived from capital share transactions	(148,952)	(2,458,880)

NET DECREASE IN NET ASSETS	(148,823)	(2,458,860)

NET ASSETS:
Beginning of period	20,977,145	23,436,005
End of period (there was no undistributed net investment income at either period end)	$20,828,322	$20,977,145

See accompanying notes

5

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Six Months Ended			Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04(2)	12/31/03	12/31/02(3)
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.023	0.044	0.027	0.009	0.006	0.013
Total from investment operations	0.023	0.044	0.027	0.009	0.006	0.013

Less dividends and distributions from:
Net investment income	(0.023)	(0.044)	(0.027)	(0.009)	(0.006)	(0.013)
Total dividends and distributions	(0.023)	(0.044)	(0.027)	(0.009)	(0.006)	(0.013)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return (4)	2.37%	4.49%	2.69%	0.87%	0.61%	1.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,822	$20,971	$23,430	$29,831	$42,748	$49,809
Ratio of expenses to average net assets	0.63%	0.67%	0.61%	0.55%	0.58%	0.59%
Ratio of net investment income to average net assets	4.73%	4.39%	2.62%	0.82%	0.60%	1.26%

(1)         Ratios have been annualized and total return has not been annualized.

(2)         On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

(3)         Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.

(4)         Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

6

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04(2)	12/31/03	12/31/02(3)
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.022	0.041	0.024	0.006	0.004	0.011
Total from investment operations	0.022	0.041	0.024	0.006	0.004	0.011

Less dividends and distributions from:
Net investment income	(0.022)	(0.041)	(0.024)	(0.006)	(0.004)	(0.011)
Total dividends and distributions	(0.022)	(0.041)	(0.024)	(0.006)	(0.004)	(0.011)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return(4)	2.24%	4.23%	2.43%	0.60%	0.40%	1.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$6	$6	$5	$5	$5
Ratio of expenses to average net assets	0.88%	0.92%	0.86%	0.80%	0.80%	0.74%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.93%	0.97%	0.91%	0.85%	0.83%	0.74%
Ratio of net investment income to average net assets	4.48%	4.14%	2.37%	0.57%	0.38%	1.11%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	4.43%	4.09%	2.32%	0.52%	0.35%	1.11%

(1)	Ratios have been annualized and total return has not been annualized.
(2)

On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

(3)	Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(4)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

7

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

8

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.67% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$7,861	$874	$1	$9,285

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $488 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $2,653. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$507,629	$958,933

*Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

9

4. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$20,881,489
Capital loss carryforwards at 12/31/06	(53,296)
Realized gains 1/1/07 – 6/30/07	129
Net assets	$20,828,322

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $53,296 remaining at December 31, 2006 will expire in 2010.

For the six months ended June 30, 2007, the Series had capital gains of $129, which may reduce the capital loss carryforwards.

5. Credit and Market Risk

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. As of June 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

7. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 9, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

10

Delaware VIP Trust — Delaware VIP Cash Reserve Series

Other Series Information

Board Consideration of Delaware VIP Cash Reserve Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Cash Reserve Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one, three, five and ten year periods was in the third quartile of its Performance Universe. The Board noted that the Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered interest rate sensitivity inherent in money market funds and historical fee waivers. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second highest expenses of its expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board noted that the investment manager had agreed to certain expense waivers and re-imbursements to offset total expenses of the Series. The Board was satisfied with the total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

11

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

12

Delaware VIP Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,030.00	0.74%	$3.72
Service Class	1,000.00	1,027.70	0.99%	4.98

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware VIP Trust — Delaware VIP Diversified Income Series
Sector Allocation and Credit Quality Breakdown

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	0.98%
Agency Mortgage-Backed Securities	9.36%
Agency Obligations	4.09%
Commercial Mortgage-Backed Securities	2.42%
Convertible Bonds	0.38%
Corporate Bonds	41.15%
Banking	6.46%
Basic Industry	3.12%
Brokerage	0.99%
Capital Goods	1.99%
Communications	6.52%
Consumer Cyclical	5.86%
Consumer Non-Cyclical	2.57%
Electric	1.79%
Energy	2.33%
Finance Companies	2.46%
Industrial	0.34%
Insurance	1.62%
Natural Gas	0.68%
Real Estate	1.35%
Technology	1.17%
Transportation	1.90%
Foreign Agencies	1.99%
Austria	0.24%
Germany	1.75%
Municipal Bonds	0.21%
Non-Agency Asset-Backed Securities	2.75%
Non-Agency Collateralized Mortgage Obligations	7.63%
Regional Agencies	0.45%
Regional Authorities	0.36%
Argentina	0.10%
Canada	0.26%
Senior Secured Loans	2.81%
Sovereign Agencies	0.13%
Sovereign Debt	15.88%
Austria	0.74%
Brazil	1.64%
Colombia	0.60%
El Salvador	0.03%
France	0.60%
Germany	0.45%
Indonesia	1.64%
Jamaica	0.19%
Japan	4.91%
Malaysia	0.95%
Mexico	0.81%
Norway	0.51%
Pakistan	0.17%
Panama	0.07%
Peru	0.07%
Philippines	0.14%
Poland	0.30%
Republic of Korea	0.16%
Sweden	0.29%
Turkey	0.51%
United Kingdom	1.05%
Uruguay	0.05%
Supranational Banks	1.73%
U.S. Treasury Obligations	2.71%
Common Stock	0.32%
Currency Options Purchased	0.01%
Preferred Stock	0.00%
Warrant	0.13%
Discount Note	10.52%
Total Value of Securities	106.04%
Liabilities Net of Receivables and Other Assets	(6.04)%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	38.60%
AA	8.61%
A	7.69%
BBB	12.00%
BB	10.19%
B	16.94%
CCC	5.02%
D	0.06%
Not Rated	0.89%
Total	100.00%

Delaware VIP Trust — Delaware VIP Diversified Income Series
Statement of Net Assets

June 30, 2007 (Unaudited)

Principal	Value
Amount°	(U.S. $)
AGENCY ASSET-BACKED SECURITIES–0.03%

•Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	USD	13,918	$13,918
◆Freddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30	161,082	159,962
Total Agency Asset-Backed Securities (cost $174,598)	173,880
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.98%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	6,178	6,356
Series 2002-90 A1 6.50% 6/25/42	18,928	19,198
Series 2002-90 A2 6.50% 11/25/42	72,883	73,781
Series 2003-122 AJ 4.50% 2/25/28	91,652	88,533
Series 2005-110 MB 5.50% 9/25/35	790,000	785,482
• Series 2006-M2 A2F 5.259% 5/25/20	20,000	19,112
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39	1,704	1,768
Series 2001-T8 A2 9.50% 7/25/41	15,358	16,400
Series 2002-T4 A3 7.50% 12/25/41	33,967	35,059
Series 2004-T1 1A2 6.50% 1/25/44	35,810	36,268
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42	61,171	62,631
Series 2004-W9 2A1 6.50% 2/25/44	10,157	10,315
Series 2004-W11 1A2 6.50% 5/25/44	110,332	112,070
Freddie Mac
Series 1730 Z 7.00% 5/15/24	152,745	158,807
Series 2326 ZQ 6.50% 6/15/31	233,084	240,617
Series 2480 EH 6.00% 11/15/31	2	2
Series 2552 KB 4.25% 6/15/27	81,027	80,392
Series 2662 MA 4.50% 10/15/31	244,519	238,680
Series 2694 QG 4.50% 1/15/29	625,000	599,009
Series 2872 GC 5.00% 11/15/29	220,000	212,817
Series 2890 PC 5.00% 7/15/30	1,575,000	1,523,627
Series 2915 KP 5.00% 11/15/29	265,000	256,443
Series 3005 ED 5.00% 7/15/25	650,000	599,647
Series 3022 MB 5.00% 12/15/28	165,000	161,163
Series 3063 PC 5.00% 2/15/29	1,255,000	1,226,910
◆Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	32,325	32,533
Series T-58 2A 6.50% 9/25/43	13,689	13,889
Total Agency Collateralized Mortgage Obligations (cost $6,675,098)	6,611,509
AGENCY MORTGAGE-BACKED SECURITIES–9.36%
Fannie Mae
5.50% 1/1/13	196,884	195,245
6.171% 5/1/09	25,138	25,202
6.50% 8/1/17	62,509	63,642
•Fannie Mae ARM
5.054% 8/1/35	545,180	528,141
5.287% 10/1/33	268,744	272,791
Fannie Mae Relocation 15 yr 4.00% 9/1/20	521,256	479,699
Fannie Mae Relocation 30 yr
5.00% 11/1/33	61,814	58,618
5.00% 8/1/34	64,873	61,451
5.00% 11/1/34	83,823	79,401
5.00% 4/1/35	250,750	237,173
5.00% 10/1/35	413,527	391,137
5.00% 1/1/36	580,557	549,124
Fannie Mae S.F. 15 yr TBA
4.50% 7/1/21	1,140,000	1,081,931
5.00% 7/1/22	2,355,000	2,275,886
5.50% 7/1/22	3,040,000	2,994,874
6.00% 7/1/22	4,420,000	4,440,027
Fannie Mae S.F. 30 yr
5.50% 3/1/29	3,241	3,142
5.50% 4/1/29	3,372	3,269
5.50% 12/1/34	2,792,939	2,704,082
7.50% 3/1/32	1,355	1,411
7.50% 4/1/32	4,737	4,935
Fannie Mae S.F. 30 yr TBA
5.00% 7/1/37	13,125,000	12,298,532
5.50% 7/1/37	14,365,000	13,855,488
6.00% 8/1/37	12,155,000	12,016,360
6.50% 7/1/37	2,605,000	2,629,422
Freddie Mac 7.00% 1/1/08	9,921	9,933
•Freddie Mac ARM
4.949% 12/1/33	381,408	384,651
5.838% 4/1/34	7,873	7,951
6.328% 2/1/37	1,983,496	2,001,799
Freddie Mac Relocation 30 yr 5.00% 9/1/33	109,515	104,161
Freddie Mac S.F. 30 yr TBA 6.00% 7/1/37	800,000	792,500
GNMA I S.F. 30 yr 7.00% 12/15/34	667,728	700,851
GNMA S.F. 30 yr TBA	1,115,000	1,081,898
5.50% 7/1/37
6.00% 7/1/37	1,115,000	1,109,077
Total Agency Mortgage-Backed Securities (cost $63,939,345)	63,443,804
AGENCY OBLIGATIONS–4.09%
Fannie Mae
3.00% 8/15/07	40,000	39,886
5.00% 9/15/08	1,100,000	1,096,777
^ 8.12% 10/29/07	NZD	1,700,000	1,276,616
Federal Farm Credit Bank
5.125% 8/25/16	USD	615,000	603,388
Federal Home Loan Bank System
4.875% 11/27/13	4,100,000	3,996,832
5.375% 8/19/11	1,920,000	1,929,642
5.50% 8/13/14	1,460,000	1,472,149

		Principal	Value
		Amount°	(U.S. $)
AGENCY OBLIGATIONS (continued)
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	USD	645,000	$508,544
CPN 4.797% 5/2/12		125,000	98,495
CPN 4.901% 10/6/12		545,000	416,258
CPN 4.938% 10/6/13		109,000	78,827
CPN 4.948% 10/6/14		650,000	444,094
CPN 5.079% 2/8/13		252,000	189,030
CPN 5.08% 8/8/13		252,000	184,122
CPN 5.093% 4/6/14		135,000	94,804
CPN 5.101% 10/6/11		120,000	96,676
CPN 5.175% 3/26/12		200,000	157,711
CPN 5.193% 10/6/15		353,000	227,645
CPN 1 5.162% 5/11/12		330,000	259,978
CPN 1 5.283% 5/11/15		400,000	263,760
CPN 1 5.407% 11/11/17		700,000	400,208
CPN 4 5.213% 10/6/15		200,000	128,977
CPN 12 5.10% 12/6/11		638,000	509,229
CPN 13 5.161% 12/27/12		100,000	75,433
CPN 13 5.208% 6/27/13		400,000	293,818
CPN 13 5.366% 12/27/16		366,000	220,357
CPN 15 4.903% 9/7/13		860,000	625,246
CPN 15 5.253% 3/7/16		674,000	425,043
CPN 19 5.074% 12/6/10		120,000	100,915
CPN 19 5.189% 6/6/16		120,000	74,623
CPN A 5.098% 8/8/15		150,000	97,651
CPN A 5.099% 2/8/15		150,000	100,301
CPN A 5.112% 2/8/14		252,000	178,666
CPN D 5.112% 9/26/11		550,000	443,782
CPN D 5.119% 9/26/10		600,000	509,431
Freddie Mac 4.625% 12/19/08		525,000	520,591
5.25% 2/24/11		3,000,000	2,987,256
5.40% 2/2/12		2,180,000	2,170,792
5.45% 9/2/11		2,180,000	2,174,659
5.50% 7/18/16		2,200,000	2,211,438
Total Agency Obligations (cost $27,671,410)			27,683,650
COMMERCIAL MORTGAGE-BACKED SECURITIES–2.42%
Bank of America Commercial Mortgage Securities
• Series 2006-3 A4 5.889% 7/10/44		1,215,000	1,216,838
Series 2006-4 A4 5.634% 7/10/46		80,000	78,546
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		350,000	348,196
◆Commercial Mortgage Pass Through Certificates
# Series 2001-J1A A2 144A 6.457% 2/14/34		181,606	185,922
Series 2006-C7 A2 5.69% 6/10/46		210,000	210,385
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		115,000	114,007
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		90,000	88,228
Series 2006-1A B 5.362% 11/15/36		830,000	816,147
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43		200,000	198,125
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		390,000	399,624
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39		1,300,000	1,271,616
•# Series 2006-RR2 A1 144A 5.812% 6/23/46		345,000	338,335
•# Series 2006-RR3 A1S 144A 5.76% 7/18/56		1,205,000	1,175,923
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39		1,240,000	1,200,467
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		290,000	286,758
Series 2002-C2 A2 5.05% 12/12/34		280,000	272,162
Series 2003-C1 A2 4.985% 1/12/37		20,000	19,345
• Series 2006-LDP7 AJ 6.066% 4/15/45		1,000,000	1,000,811
•# Series 2006-RR1A A1 144A 5.606% 10/18/52		1,035,000	1,000,721
Series 2007-CB18 A4 5.44% 6/12/47		810,000	782,743
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		110,000	113,672
Series 2003-C8 A2 4.207% 11/15/27		120,000	117,861
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48		33,834	32,945
Series 2007-5 A4 5.378% 8/12/48		440,000	422,884
Morgan Stanley Capital I
# Series 1999-FNV1 G 144A 6.12% 3/15/31		110,000	110,175
• Series 2006-HQ9 A4 5.731% 7/12/44		2,500,000	2,476,388
• Series 2007-IQ14 A4 5.692% 4/15/49		350,000	343,010
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.551% 2/15/33		100,000	104,925
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		65,000	62,856
Series 2006-1 B 5.588% 2/15/36		120,000	119,142
Series 2006-1 C 5.707% 2/15/36		185,000	183,858
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48		610,000	605,725
Series 2007-C30 A3 5.246% 12/15/43		715,000	701,341
Total Commercial Mortgage-Backed Securities (cost $16,797,294)			16,399,681

		Principal	Value
		Amount°	(U.S. $)
CONVERTIBLE BONDS–0.38%
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	USD	1,270,000	$1,292,225
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36		300,000	377,250
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21		110,000	—
•US Bancorp 3.61% 9/20/36 exercise price $38.28, expiration date 9/20/36		900,000	899,640
Total Convertible Bonds (cost $2,504,944)			2,569,115
CORPORATE BONDS–41.15%
Banking–6.46%
#ABH Financial 144A 8.20% 6/25/12		545,000	545,000
•BAC Capital Trust XIV 5.63% 12/31/49		1,475,000	1,443,690
•BAC Capital Trust XV 6.16% 6/1/56		1,045,000	1,047,826
•#Banco Macro 144A 9.75% 12/18/36		940,000	944,700
•#Banco Mercantil 144A 6.862% 10/13/21		1,320,000	1,325,248
Bancolombia 6.875% 5/25/17		830,000	819,625
#Bank of Moscow 144A 7.335% 5/13/13		2,512,000	2,587,611
•#Barclays Bank 144A 7.375% 6/29/49		330,000	352,550
#CenterCredit International 144A 8.625% 1/30/14		375,000	370,800
Citigroup 6.125% 8/25/36		425,000	418,715
Depfa Bank 20.00% 11/19/07	TRY	7,244,000	5,497,160
^Dresdner Bank 4.66% 1/24/08	USD	4,245,000	4,197,243
First National Bank of Omaha 7.32% 12/1/10		280,000	285,906
First Union Institutional Capital II 7.85% 1/1/27		950,000	988,175
•Fortis Capital 6.25% 6/29/49	EUR	900,000	1,246,984
#HBOS Treasury Services 144A 5.25% 2/21/17	USD	1,500,000	1,474,341
#HSBK Europe 144A 7.25% 5/3/17		380,000	369,075
JPMorgan Chase Capital XVIII 6.95% 8/17/36		195,000	197,723
#Kazkommerts International 144A 8.00% 11/3/15		410,000	400,283
•# KBC Bank Funding Trust III 144A 9.86% 11/29/49		200,000	218,201
#Majapahit Holding 144A 7.75% 10/17/16		640,000	651,200
•Marshall & Ilsley Bank 5.63% 12/4/12		255,000	255,314
•Mellon Capital IV 6.244% 6/29/49		480,000	484,840
•MUFG Capital Finance 1 6.346% 7/29/49		460,000	452,752
National City Bank 5.80% 6/7/17		375,000	371,061
#Northern Rock 144A
5.625% 6/22/17		3,745,000	3,764,686
• 6.594% 6/29/49		500,000	503,405
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		1,000,000	976,330
Popular North America
4.25% 4/1/08	335,000		331,630
• 5.75% 4/6/09	375,000		376,962
Popular North America Capital Trust I 6.564% 9/15/34	260,000		238,680
#Privatbank 144A 8.00% 2/6/12	750,000		745,688
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	255,000		244,874
•RBS Capital Trust I 4.709% 12/29/49	180,000		167,764
•Resona Bank 4.125% 9/29/49	EUR	552,000	708,513
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	USD	395,000	404,499
#Russian Agricultural Bank 144A 6.299% 5/15/17	950,000		932,235
#Russian Standard Bank 144A 8.625% 5/5/11	265,000		266,060
•#Shinsei Finance II 144A 7.16% 7/29/49	210,000		209,803
•Standard Chartered Capital Trust I 8.16% 3/29/49	EUR	589,000	859,553
#TemirBank 144A 9.50% 5/21/14	USD	1,490,000	1,471,375
#TuranAlem Finance 144A 7.75% 4/25/13	600,000		578,280
•#Vneshtorgbank 144A 5.955% 8/1/08	110,000		110,248
•VTB 24 Capital 6.18% 12/7/09	415,000		417,075
Wachovia 5.75% 6/15/17	460,000		454,688
WM Covered Bond Program 3.875% 9/27/11	EUR	2,326,000	3,038,478
			43,746,849
Basic Industry–3.12%
AK Steel 7.875% 2/15/09	USD	150,000	150,375
Bowater
6.50% 6/15/13	325,000		283,969
9.00% 8/1/09	750,000		765,000
9.50% 10/15/12	875,000		866,250
Bowater Canada Finance
7.95% 11/15/11	400,000		378,500
Catalyst Paper 8.625% 6/15/11	1,485,000		1,444,162
#Evraz Group 144A 8.25% 11/10/15	475,000		486,875
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,270,000		1,343,025
Georgia-Pacific
8.875% 5/15/31	1,660,000		1,664,149
9.50% 12/1/11	415,000		441,975
Ispat Inland 9.75% 4/1/14	65,000		72,070
Lubrizol 4.625% 10/1/09	745,000		730,769
Lyondell Chemical
8.00% 9/15/14	915,000		944,738
8.25% 9/15/16	500,000		525,000
10.50% 6/1/13	50,000		54,250
#MacDermid 144A 9.50% 4/15/17	1,220,000		1,232,200
Massey Energy 6.625% 11/15/10	165,000		163,350

Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
#	Momentive Performance Materials 144A 9.75% 12/1/14	USD	575,000	$583,625
#	Norske Skogindustrier 144A 7.125% 10/15/33	640,000	562,550
‡#	Port Townsend Paper 144A 11.00% 4/15/11	685,000	304,825
Potlatch 13.00% 12/1/09	675,000	763,177
#	Sappi Papier Holding 144A
6.75% 6/15/12	415,000	410,533
7.50% 6/15/32	1,465,000	1,348,283
Smurfit-Stone Container Enterprises 8.00% 3/15/17	600,000	585,000
‡	Solutia 6.72% 10/15/37	615,000	558,113
Southern Copper 7.50% 7/27/35	125,000	134,505
#	Steel Dynamics 144A 6.75% 4/1/15	300,000	295,500
#	Stora Enso Oyj 144A 7.25% 4/15/36	345,000	344,614
#	Tube City IMS 144A 9.75% 2/1/15	650,000	669,500
United States Steel
6.05% 6/1/17	630,000	615,511
6.65% 6/1/37	320,000	310,871
Vale Overseas
6.25% 1/23/17	380,000	378,792
6.875% 11/21/36	1,470,000	1,481,297
Witco 6.875% 2/1/26	255,000	212,925
21,106,278
Brokerage–0.99%
•	Ameriprise Financial 7.518% 6/1/66	640,000	667,658
AMVESCAP
4.50% 12/15/09	180,000	175,752
5.625% 4/17/12	675,000	670,343
E Trade Financial 8.00% 6/15/11	825,000	849,750
Goldman Sachs Group 6.345% 2/15/34	175,000	167,421
Jefferies Group 6.45% 6/8/27	470,000	459,926
JPMorgan Chase 6.125% 6/27/17	425,000	429,097
LaBranche
9.50% 5/15/09	600,000	624,000
11.00% 5/15/12	1,610,000	1,714,650
#	Lazard Group 144A 6.85% 6/15/17	250,000	250,619
•	Lehman Brothers Holdings Capital Trust VII 6.19% 5/29/49	160,000	160,146
Merrill Lynch 6.22% 9/15/26	180,000	175,859
Ukrsotsbank 8.00% 2/22/10	380,000	382,333
6,727,554
Capital Goods–1.99%
#	Aleris International 144A 10.00% 12/15/16	525,000	523,688
Allied Waste North America 9.25% 9/1/12	100,000	105,125
Armor Holdings 8.25% 8/15/13	525,000	555,188
Berry Plastics Holding 8.875% 9/15/14	765,000	778,388
Casella Waste Systems 9.75% 2/1/13	1,425,000	1,485,562
Caterpillar 6.05% 8/15/36	125,000	123,390
CPG International I 10.50% 7/1/13	525,000	540,750
General Electric 5.00% 2/1/13	365,000	354,305
Geo Subordinate 11.00% 5/15/12	575,000	586,500
Graham Packaging 9.875% 10/15/14	410,000	416,663
Greenbrier 8.375% 5/15/15	115,000	116,438
#	Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	330,000	345,675
Hexion US Finance 9.75% 11/15/14	925,000	962,000
Interface 10.375% 2/1/10	1,090,000	1,177,199
Intertape Polymer 8.50% 8/1/14	455,000	452,725
#	Mueller Water Products 144A 7.375% 6/1/17	170,000	169,424
Pactiv	215,000	215,788
5.875% 7/15/12
6.40% 1/15/18	170,000	170,962
#	Penhall International 144A 12.00% 8/1/14	475,000	515,375
#	Rental Services 144A 9.50% 12/1/14	1,025,000	1,050,624
#	Siemens Finance 144A 6.125% 8/17/26	410,000	405,736
#	Vitro 144A 9.125% 2/1/17	1,620,000	1,668,599
WCA Waste 9.25% 6/15/14	745,000	778,525
13,498,629
Communications–6.52%
America Movil 6.375% 3/1/35	295,000	291,254
American Tower 7.125% 10/15/12	660,000	678,150
AT&T
7.30% 11/15/11	350,000	372,916
8.00% 11/15/31	400,000	476,827
BellSouth 4.20% 9/15/09	260,000	253,356
#	Broadview Networks Holdings 144A 11.375% 9/1/12	705,000	750,825
#	C&M Finance 144A 8.10% 2/1/16	370,000	376,475
CCH I Holdings 13.50% 1/15/14	3,075,000	3,171,093
•	Centennial Communications 11.099% 1/1/13	615,000	645,750
Charter Communications Holdings 13.50% 1/15/11	1,275,000	1,327,594
Comcast
•	5.656% 7/14/09	395,000	395,220
6.50% 11/15/35	365,000	354,935
Cox Communications 4.625% 1/15/10	165,000	161,257
Cricket Communications 9.375% 11/1/14	1,100,000	1,141,250
Dex Media West 9.875% 8/15/13	625,000	671,875
#	Digicel 144A 9.25% 9/1/12	600,000	635,250
#	Digicel Group 144A 8.875% 1/15/15	2,525,000	2,480,812
Donnelley (R.H.) 8.875% 1/15/16	355,000	370,975
Embarq 7.082% 6/1/16	640,000	644,638
#	Grupo Televisa 144A 8.49% 5/11/37	MXN	16,500,000	1,549,835
•#	Hellas Telecommunications II 144A 11.106% 1/15/15	USD	1,025,000	1,060,875
Hughes Network Systems/Finance 9.50% 4/15/14	1,632,000	1,713,599
Idearc 8.00% 11/15/16	450,000	456,750
²	Inmarsat Finance 10.375% 11/15/12	750,000	719,063
Insight Communications 12.25% 2/15/11	315,000	329,963
Insight Midwest 9.75% 10/1/09	975,000	984,750
#	Level 3 Financing 144A 8.75% 2/15/17	700,000	695,625

Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Mediacom Broadband 8.50% 10/15/15	USD	25,000	$25,250
Mediacom Capital 9.50% 1/15/13	2,425,000	2,485,624
#	MetroPCS Wireless 144A 9.25% 11/1/14	450,000	466,876
#	Orascom Telecomunication Finance 144A 7.875% 2/8/14	910,000	884,611
#	PAETEC Holding 144A 9.50% 7/15/15	300,000	304,125
#	Pakistan Mobile Communications 144A 8.625% 11/13/13	1,050,000	1,078,875
=	Porttown 10.85% 9/30/07	328,947	325,658
#	Quebecor World 144A 9.75% 1/15/15	675,000	686,813
Qwest
7.50% 10/1/14	560,000	576,800
•	8.61% 6/15/13	775,000	844,750
Rural Cellular
9.875% 2/1/10	820,000	861,000
•	11.106% 11/1/12	175,000	181,125
Sprint Capital 7.625% 1/30/11	400,000	421,172
Sprint Nextel
•	5.76% 6/28/10	475,000	475,259
6.00% 12/1/16	145,000	137,797
Telecom Italia Capital
4.00% 1/15/10	695,000	668,516
•	5.969% 7/18/11	485,000	488,634
Telefonica Emisones
•	5.66% 6/19/09	265,000	265,971
5.984% 6/20/11	365,000	368,680
6.221% 7/3/17	340,000	339,773
6.421% 6/20/16	310,000	314,856
7.045% 6/20/36	110,000	114,272
TELUS 4.95% 3/15/17	CAD	800,000	684,959
THOMSON 5.75% 2/1/08	USD	100,000	100,098
Time Warner 5.50% 11/15/11	345,000	341,491
#	Time Warner Cable 144A
5.40% 7/2/12	1,385,000	1,361,569
5.85% 5/1/17	430,000	419,007
6.55% 5/1/37	90,000	87,264
Time Warner Entertainment 8.375% 3/15/23	225,000	258,878
Time Warner Telecom Holdings 9.25% 2/15/14	380,000	404,700
Triton PCS 8.50% 6/1/13	560,000	575,400
#	True Move 144A 10.75% 12/16/13	855,000	910,575
#	Univision Communications PIK 144A 9.75% 3/15/15	870,000	863,475
Vertis 10.875% 6/15/09	810,000	797,850
Viacom
5.75% 4/30/11	320,000	319,807
6.875% 4/30/36	165,000	159,899
Vimpel Communication 8.25% 5/23/16	622,000	651,545
#	144A 8.00% 2/11/10	630,000	650,160
Virgin Media Finance 9.125% 8/15/16	520,000	547,300
44,161,326
Consumer Cyclical–5.86%
Accuride 8.50% 2/1/15	325,000	322,563
Carrols 9.00% 1/15/13	1,150,000	1,138,500
#	Claire’s Stores 144A 9.25% 6/1/15	175,000	167,125
Corrections Corporation of America 7.50% 5/1/11	265,000	269,969
CVS Caremark 5.75% 6/1/17	1,045,000	1,010,110
•	DaimlerChrysler Holding 5.805% 8/3/09	980,000	985,589
Denny’s 10.00% 10/1/12	675,000	715,500
Federated Retail Holdings
5.35% 3/15/12	310,000	304,869
5.90% 12/1/16	1,050,000	1,025,179
#	Fontainebleau Las Vegas Holdings 144A 10.25% 6/15/15	350,000	346,500
Ford Motor 7.70% 5/15/97	230,000	175,950
Ford Motor Credit
5.75% 1/12/09	EUR	1,096,000	1,479,539
7.375% 10/28/09	USD	485,000	481,690
7.80% 6/1/12	3,005,000	2,934,385
8.00% 12/15/16	290,000	278,225
•	8.105% 1/13/12	665,000	663,936
9.75% 9/15/10	380,000	397,060
#	Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,101,000	2,269,079
Gaylord Entertainment 8.00% 11/15/13	800,000	815,000
General Motors 8.375% 7/15/33	2,095,000	1,922,163
Global Cash Access/Finance 8.75% 3/15/12	300,000	312,750
GMAC
4.75% 9/14/09	EUR	1,026,000	1,344,071
5.375% 6/6/11	EUR	774,000	1,007,299
6.61% 5/15/09	USD	2,125,000	2,126,020
6.625% 5/15/12	375,000	362,499
6.875% 9/15/11	1,640,000	1,614,639
#	Goodyear Tire & Rubber 144A 8.625% 12/1/11	276,000	291,870
Harrah’s Operating 6.50% 6/1/16	685,000	572,890
Isle of Capri Casinos 9.00% 3/15/12	645,000	675,638
KAR Holdings 144A 10.00% 5/1/15	1,465,000	1,435,700
Lear 8.75% 12/1/16	695,000	665,463
Majestic Star Casino 9.50% 10/15/10	985,000	1,029,325
Mandalay Resort Group
9.375% 2/15/10	250,000	265,000
9.50% 8/1/08	700,000	724,500
#	Michaels Stores 144A 11.375% 11/1/16	1,180,000	1,239,000
Neiman Marcus PIK 9.00% 10/15/15	600,000	645,000
NPC International 9.50% 5/1/14	225,000	219,375
#	OSI Restaurant Partners 144A 10.00% 6/15/15	250,000	240,000
Penney (J.C.)
6.375% 10/15/36	605,000	577,998
7.375% 8/15/08	630,000	639,108
#	Pokagon Gaming Authority 144A 10.375% 6/15/14	1,045,000	1,157,338
Procter & Gamble 2.00% 6/21/10	JPY	124,000,000	1,025,077

		Principal Amount°		Value (U.S. $)
	CORPORATE BONDS (continued)
	Consumer Cyclical (continued)
	Station Casinos 6.625% 3/15/18	USD	485,000	$419,525
²	Town Sports International 11.00% 2/1/14	400,000		370,000
	Toyota Motor Credit 1.30% 3/16/12	JPY	40,000,000	321,691
	True Temper Sports 8.375% 9/15/11	USD	275,000	242,000
#	TRW Automotive 144A
	7.00% 3/15/14	40,000		38,300
	7.25% 3/15/17	475,000		454,813
•	Viacom 5.71% 6/16/09	295,000		296,027
	Visteon 8.25% 8/1/10	220,000		219,450
	Wheeling Island Gaming 10.125% 12/15/09	950,000		966,625
	WMG Acquisition 7.375% 4/15/14	540,000		504,900
				39,706,822
	Consumer Non-Cyclical-2.57%
	AmerisourceBergen
	5.625% 9/15/12	30,000		29,547
	5.875% 9/15/15	470,000		454,294
#	Amgen 144A
	5.85% 6/1/17	445,000		438,897
	6.375% 6/1/37	1,105,000		1,084,655
#	Aramark 144A
	8.50% 2/1/15	760,000		777,100
•	8.856% 2/1/15	155,000		158,100
#	Cerveceria Nacional Dominicana 144A 8.00% 3/27/14	475,000		490,438
	Chiquita Brands International 8.875% 12/1/15	500,000		474,375
	Constellation Brands 8.125% 1/15/12	675,000		690,188
	Cott Beverages 8.00% 12/15/11	450,000		456,750
	CRC Health 10.75% 2/1/16	1,250,000		1,381,250
	DEL Laboratories 8.00% 2/1/12	610,000		588,650
	HCA 6.50% 2/15/16	585,000		497,981
#	HCA 144A 9.125% 11/15/14	175,000		184,406
	PIK 9.625% 11/15/16	55,000		59,263
	Healthsouth 10.75% 6/15/16	1,070,000		1,166,300
	Kraft Foods 4.125% 11/12/09	15,000		14,539
#	Miller Brewing 144A 4.25% 8/15/08	175,000		172,403
	National Beef Packing 10.50% 8/1/11	850,000		888,250
	Pilgrim’s Pride
	8.375% 5/1/17	1,625,000		1,616,874
	9.625% 9/15/11	575,000		598,000
	Smithfield Foods 7.75% 7/1/17	125,000		125,625
	Swift 12.50% 1/1/10	1,290,000		1,365,517
#	Universal Hospital PIK 144A 8.50% 6/1/15	450,000		447,750
	US Oncology
	9.00% 8/15/12	265,000		274,275
	10.75% 8/15/14	500,000		537,500
#	US Oncology Holdings PIK 144A 9.797% 3/15/12	900,000		888,750
	UST 6.625% 7/15/12	85,000		88,265
²	Vanguard Health Holding 11.25% 10/1/15	1,070,000		877,400
	Wyeth
	5.50% 2/1/14	370,000		365,163
	5.95% 4/1/37	235,000		225,347
				17,417,852
	Electric-1.79%
	Avista 9.75% 6/1/08	415,000		430,379
•‡#	Calpine 144A 11.11% 7/15/07	376,338		399,388
	Dominion Resources 5.687% 5/15/08	465,000		465,657
	Duquense Light Holdings 5.50% 8/15/15	1,050,000		980,766
	Elwood Energy 8.159% 7/5/26	818,116		863,327
	FPL Group Capital
	5.625% 9/1/11	315,000		315,204
•	6.65% 6/14/67	240,000		238,440
	ISA Capital do Brasil 7.875% 1/30/12	225,000		229,444
#	ISA Capital do Brasil 144A
	7.875% 1/30/12	1,075,000		1,101,874
	8.80% 1/30/17	565,000		605,963
#	Jersey Cent Power & Light 144A 5.65% 6/1/17	1,050,000		1,021,260
#	MidAmerica Energy Holdings 144A 5.95% 5/15/37	1,050,000		992,918
	Midamerican Funding 6.75% 3/1/11	20,000		20,763
	Midwest Generation 8.30% 7/2/09	417,180		425,524
	Mirant Americas Generation 8.30% 5/1/11	885,000		918,188
	Mirant North America 7.375% 12/31/13	375,000		385,313
	Orion Power Holdings 12.00% 5/1/10	575,000		652,625
	Pepco Holdings
	5.50% 8/15/07	282,000		282,121
•	5.985% 6/1/10	285,000		285,364
	6.125% 6/1/17	235,000		232,667
#	Power Contract Financing 144A 6.256% 2/1/10	130,626		131,521
#	Rede Empresas de Energia Electrica 144A 11.125% 4/2/49	1,050,000		1,094,625
	TECO Energy 7.20% 5/1/11	20,000		20,827
	Xcel Energy 6.50% 7/1/36	20,000		20,294
				12,114,452
	Energy-2.33%
	Anadarko Petroleum 5.95% 9/15/16	150,000		146,719
	Apache 5.25% 4/15/13	305,000		299,337
	Bluewater Finance 10.25% 2/15/12	380,000		398,050
	Canadian Natural Resources 6.25% 3/15/38	335,000		318,017
#	Canadian Oil Sands 144A 4.80% 8/10/09	115,000		113,164
	Chesapeake Energy 6.625% 1/15/16	885,000		856,238
	Compton Petroleum Finance 7.625% 12/1/13	1,265,000		1,255,512
	Devon Energy 7.95% 4/15/32	110,000		128,960
#	Energy Partners 144A 9.75% 4/15/14	580,000		578,550

		Principal Amount°		Value (U.S. $)
	CORPORATE BONDS (continued)
	Energy (continued)
	Geophysique-Veritas
	7.50% 5/15/15	USD	85,000	$85,425
	7.75% 5/15/17	370,000		376,475
	Halliburton 5.50% 10/15/10	10,000		9,998
#	Hilcorp Energy I 144A
	7.75% 11/1/15	850,000		828,750
	9.00% 6/1/16	750,000		780,000
#	Lukoil International Finance 144A
	6.356% 6/7/17	755,000		731,973
	6.656% 6/7/22	540,000		525,150
	Mariner Energy 8.00% 5/15/17	400,000		399,000
	Nexen 6.40% 5/15/37	245,000		234,989
#	OPTI Canada 144A
	7.875% 12/15/14	200,000		201,000
	8.25% 12/15/14	325,000		331,500
	PetroHawk Energy 9.125% 7/15/13	925,000		982,812
	Plains Exploration & Production 7.00% 3/15/17	390,000		371,475
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	425,000		418,558
	5.838% 9/30/27	500,000		465,199
•	Secunda International 13.356% 9/1/12	425,000		442,000
#	Seitel Acquisition 144A 9.75% 2/15/14	620,000		616,900
	Siberian Oil 10.75% 1/15/09	30,000		32,184
#	Stallion Oilfield Services 144A 9.75% 2/1/15	625,000		640,625
	Suncor Energy 6.50% 6/15/38	255,000		257,097
#	TNK-BP Finance 144A 6.625% 3/20/17	1,690,000		1,641,496
•	TransCanada Pipelines 6.35% 5/15/67	420,000		404,496
	Tyumen Oil 11.00% 11/6/07	30,000		30,633
#	VeraSun Energy 144A 9.375% 6/1/17	580,000		542,300
	Weatherford International 4.95% 10/15/13	72,000		68,041
	Whiting Petroleum 7.25% 5/1/13	275,000		262,625
				15,775,248
	Finance Companies–2.46%
•	American Express 6.80% 9/1/66	985,000		1,017,378
#	Capmark Financial Group 144A
	5.875% 5/10/12	1,050,000		1,037,318
	6.30% 5/10/17	1,095,000		1,079,487
	FTI Consulting 7.625% 6/15/13	800,000		814,000
	General Electric Capital 5.125% 1/28/14	SEK	6,500,000	957,283
	General Electric Capital UK Funding 4.625% 1/18/16	GBP	503,000	907,508
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	1,000,000	976,916
	International Lease Finance
	4.625% 6/2/08	130,000		129,026
	5.75% 6/15/11	375,000		376,896
•	JP Morgan Chase Capital XXI 6.305% 2/2/37	515,000		510,564
•	Lehman Brothers UK Capital Funding II 3.875% 2/28/49	EUR	500,000	645,839
•#	Pinnacle Foods Finance 144A 10.625% 4/1/17	USD	985,000	952,988
	Residential Capital
	5.125% 5/17/12	EUR	400,000	513,621
•	5.86% 6/9/08	USD	415,000	410,886
	6.00% 2/22/11	350,000		338,944
	6.125% 11/21/08	635,000		629,409
	6.375% 6/30/10	205,000		202,489
	6.375% 5/17/13	GBP	650,000	1,195,936
•#	144A 7.187% 4/17/09	USD	380,000	378,459
	SLM 5.375% 1/15/13	2,510,000		2,219,138
•#	Washington Mutual Preferred Funding II 144A 6.895% 12/31/49	1,100,000		1,085,927
•#	Xstrata Finance 144A 5.71% 11/13/09	310,000		310,604
				16,690,616
	Industrial-0.34%
	Baldor Electric 8.625% 2/15/17	250,000		265,625
#	Mobile Services Group 144A 9.75% 8/1/14	375,000		401,250
	RBS Global & Rexnord 11.75% 8/1/16	750,000		810,000
	Trimas 9.875% 6/15/12	790,000		815,675
				2,292,550
	Insurance-1.62%
•	Allstate
	6.125% 5/15/37	840,000		810,741
	6.50% 5/15/57	420,000		398,412
#	Farmers Insurance Exchange 144A 8.625% 5/1/24	255,000		295,326
#	HUB International Holdings 144A 10.25% 6/15/15	250,000		241,875
•#	Liberty Mutual Group 144A 7.00% 3/15/37	590,000		567,530
•	Marsh & McLennan 5.495% 7/13/07	480,000		480,006
#	Max USA Holdings 144A 7.20% 4/14/17	755,000		739,131
	MetLife 5.00% 6/15/15	195,000		184,403
#	Metropolitan Life Global Funding I 144A 4.25% 7/30/09	450,000		440,961
	Montpelier Re Holdings 6.125% 8/15/13	195,000		189,520
#	Nationwide Mutual Insurance 144A 7.875% 4/1/33	375,000		433,506
#	Nippon Life Insurance 144A 4.875% 8/9/10	535,000		521,799
	Prudential Financial 6.10% 6/15/17	240,000		243,156
	SAFECO Capital Trust I 8.072% 7/15/37	245,000		255,157
	St. Paul Travelers 5.01% 8/16/07	315,000		314,873
#	Sul America Participacoes 144A 8.625% 2/15/12	350,000		362,250
•◆#	Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	600,000		601,929
	Unitrin 6.00% 5/15/17	760,000		738,063
	Unum Group 5.859% 5/15/09	295,000		295,974

		Principal Amount°		Value (U.S. $)
	CORPORATE BONDS (continued)
	Insurance (continued)
#	USI Holdings 144A 9.75% 5/15/15	USD	375,000	$375,000
	WellPoint
	4.25% 12/15/09	140,000		135,689
	5.875% 6/15/17	1,155,000		1,142,946
•#	White Mountains Re Group 144A 7.506% 5/29/49	520,000		509,003
	XL Capital 6.25% 5/15/27	700,000		677,891
				10,955,141
	Natural Gas–0.68%
#	Dynergy Holdings 144A 7.75% 6/1/19	285,000		266,475
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	325,000		336,375
	El Paso 7.00% 6/15/17	225,000		223,660
	Enbridge 5.80% 6/15/14	125,000		124,144
	Enterprise Products Operating
	4.00% 10/15/07	110,000		109,552
	4.625% 10/15/09	330,000		323,382
•	8.375% 8/1/66	475,000		507,756
	Inergy Finance
	6.875% 12/15/14	275,000		261,938
	8.25% 3/1/16	75,000		77,438
	Kinder Morgan Finance 5.35% 1/5/11	505,000		494,386
	ONEOK 5.51% 2/16/08	405,000		405,051
#	Regency Energy Partners 144A 8.375% 12/15/13	675,000		698,624
•	Sempra Energy 5.83% 5/21/08	115,000		115,058
	Valero Energy 6.625% 6/15/37	245,000		244,661
	Valero Logistics Operations 6.05% 3/15/13	415,000		415,335
				4,603,835
	Real Estate–1.35%
	American Real Estate Partners 8.125% 6/1/12	640,000		645,600
	BF Saul REIT 7.50% 3/1/14	1,295,000		1,306,331
#	China Properties Group 144A 9.125% 5/4/14	565,000		535,338
	Developers Diversified Realty
	4.625% 8/1/10	90,000		87,400
	5.25% 4/15/11	95,000		93,470
	5.375% 10/15/12	415,000		407,136
#	Greentown China Holdings 144A 9.00% 11/8/13	740,000		755,725
	HRPT Properties Trust 6.25% 6/15/17	485,000		489,585
	iStar Financial
	5.15% 3/1/12	375,000		361,228
	5.875% 3/15/16	630,000		607,526
	8.75% 8/15/08	420,000		433,141
#	Realogy 144A 12.375% 4/15/15	725,000		663,375
	Regency Centers 5.875% 6/15/17	465,000		458,131
	Rouse 7.20% 9/15/12	350,000		360,965
•#	USB Realty 144A 6.091% 12/22/49	2,000,000		1,963,820
				9,168,771
	Technology–1.17%
#	Freescale Semiconductor 144A 10.125% 12/15/16		2,070,000	1,956,150
	International Business Machine 4.00% 11/11/11	EUR	1,000,000	1,308,292
	MagnaChip Semiconductor 8.00% 12/15/14	USD	1,900,000	1,396,500
	Solectron Global Finance 8.00% 3/15/16	565,000		607,375
	Sungard Data Systems 10.25% 8/15/15	466,000		495,125
	Xerox
	5.50% 5/15/12	1,050,000		1,033,047
	6.40% 3/15/16	840,000		846,576
	10.25% 1/15/09	300,000		317,461
				7,960,526
	Transportation–1.90%
	American Airlines
	6.817% 5/23/11	305,000		304,238
	6.977% 5/23/21	109,343		105,516
#	Bristow Group 144A 7.50% 9/15/17	525,000		528,938
	Continental Airlines 6.503% 6/15/11	205,000		205,769
	Delta Air Lines 7.57% 11/18/10	315,000		327,076
#	DP World 144A 6.85% 7/2/37	970,000		972,090
#	DP World Sukuk 144A 6.25% 7/2/17	2,230,000		2,215,950
#	Erac USA Finance 144A
	5.30% 11/15/08	100,000		99,256
	7.35% 6/15/08	505,000		512,027
	Hertz 8.875% 1/1/14	1,145,000		1,199,388
²	H-Lines Finance Holdings 11.00% 4/1/13	1,125,000		1,108,125
	Horizon Lines 9.00% 11/1/12	580,000		616,250
	Kansas City Southern de Mexico 9.375% 5/1/12	1,175,000		1,263,125
	Kansas City Southern Railway 9.50% 10/1/08	350,000		364,000
‡	Northwest Airlines 10.00% 2/1/09	145,000		19,394
	Red Arrow International Leasing 8.375% 3/31/12	RUB	61,651,013	2,486,459
	Seabulk International 9.50% 8/15/13	USD	515,000	552,981
				12,880,582
	Total Corporate Bonds (cost $278,604,192)			278,807,031
	FOREIGN AGENCIES–1.99%Δ
	Austria–0.24%
	Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	196,000,000	1,618,506
				1,618,506
	Germany–1.75%
	KFW
	1.75% 3/23/10	JPY	100,000,000	824,688
	3.50% 7/4/21	EUR	2,194,000	2,576,983
	4.125% 7/4/17	EUR	4,106,000	5,298,503
	8.25% 9/20/07	ISK	146,700,000	2,318,636
	Rentenbank 1.375% 4/25/13	JPY	103,000,000	824,874
				11,843,684
	Total Foreign Agencies (cost $13,798,665)			13,462,190

			Principal Amount°	Value (U.S. $)
	MUNICIPAL BONDS–0.21%
	Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	USD	85,000	$89,252
§	California State 5.00% 2/1/33-14		25,000	26,502
	California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		95,000	98,134
	Illinois State Taxable Pension 5.10% 6/1/33		10,000	9,119
	Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36		220,000	227,726
	New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		25,000	26,631
	New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		40,000	42,054
	Oregon State Taxable Pension 5.892% 6/1/27		5,000	5,072
	West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47		865,000	882,897
	Total Municipal Bonds (cost $1,384,039)			1,407,387

	NON-AGENCY ASSET-BACKED SECURITIES–2.75%
•	Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12		9,585,000	9,580,880
•	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13		812,226	787,766
	Citibank Credit Card Insurance Trust Series 2007-A3 A3 6.15% 6/15/39		105,000	106,313
	Countrywide Asset-Backed Certificates
•	Series 2006-3 2A2 5.50% 6/25/36		70,000	70,067
•	Series 2006-4 2A2 5.50% 7/25/36		1,050,000	1,051,021
•	Series 2006-11 1AF3 6.05% 9/25/46		735,000	736,407
•	Series 2006-15 A3 5.689% 10/25/46		165,000	163,783
	Series 2006-S3 A2 6.085% 6/25/21		475,000	476,158
•	Series 2006-S7 A3 5.712% 11/25/35		1,165,000	1,153,190
•	Series 2006-S9 A3 5.728% 8/25/36		745,000	733,365
	Credit-Based Asset Servicing and Securitization
#	Series 2006-SL1 A2 144A 5.556% 9/25/36		450,000	446,342
	Series 2007-CB1 AF2 5.721% 1/25/37		405,000	404,032
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		640,000	642,126
•	GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		180,000	179,640
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		212,743	206,212
•	Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.48% 3/25/37		130,000	129,943
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38		17,952	16,772
	Series 2004-1 A 6.005% 8/15/37		9,431	9,417
	Series 2005-1 A 5.745% 1/15/40		207,918	202,850
#	Series 2006-1 A 144A 5.787% 10/15/40		256,311	249,743
•	Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	300,000		300,623
	Renaissance Home Equity Loan Trust
	Series 2005-4 A2 5.399% 2/25/36		158,537	157,978
	Series 2005-4 A3 5.565% 2/25/36		110,000	109,553
•	Residential Asset Securities Series 2006-KS3 AI3 5.49% 4/25/36		105,000	105,089
	RSB Bondco Series 2007-A A2 5.723% 4/1/18		555,000	554,738
	Structured Asset Securities
	Series 2001-SB1 A2 3.375% 8/25/31		44,611	39,972
•	Series 2005-NC1 A7 5.55% 2/25/35		319	319
	Total Non-Agency Asset-Backed Securities (cost $18,677,311)			18,614,299
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–7.63%
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33		1,141,011	1,125,501
	Series 2004-2 1A1 6.00% 3/25/34		2,883	2,839
	Series 2004-10 1CB1 6.00% 11/25/34		77,111	77,605
	Series 2005-1 2A1 5.50% 2/25/20		676,445	664,396
	Series 2005-3 2A1 5.50% 4/25/20		94,655	92,881
	Series 2005-5 2CB1 6.00% 6/25/35		173,286	170,822
	Series 2005-6 7A1 5.50% 7/25/20		242,350	237,655
	Series 2005-9 5A1 5.50% 10/25/20		485,937	476,219
	Bank of America Funding Series 2005-8 1A1 5.50% 1/25/36		1,279,830	1,224,037
	Bank of America Mortgage Securities
•	Series 2003-D 1A2 7.289% 5/25/33		83	83
	Series 2005-9 2A1 4.75% 10/25/20		317,506	308,285
•	Series 2005-A 1A1 4.039% 2/25/35		101,877	101,241
•	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.493% 5/25/47		1,522,711	1,509,098
•	Bear Stearns Alternative A Trust
	Series 2006-3 33A1 6.162% 5/25/36		388,507	389,587
	Series 2006-6 2A1 5.939% 11/25/36		1,714,283	1,700,903
	Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35		304,392	303,290
	Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		552,341	534,297
•	Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.625% 4/25/37		830,780	823,751
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35		399,771	394,211
•	Series 2004-J7 1A2 4.673% 8/25/34		20,459	20,316
•	Series 2005-63 3A1 5.894% 11/25/35		330,125	329,056
	Series 2006-2CB A3 5.50% 3/25/36		275,609	273,606
◆	Countrywide Home Loan Mortgage Pass Through Trust
•	Series 2003-21 A1 4.077% 5/25/33		864	858
	Series 2005-23 A1 5.50% 11/25/35		1,686,317	1,612,805

			Principal Amount°	Value (U.S. $)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series 2005-29 A1 5.75% 12/25/35	USD	1,264,779	$1,225,840
	Series 2006-1 A2 6.00% 3/25/36		295,114	289,626
	Series 2006-1 A3 6.00% 3/25/36		133,408	130,218
	Series 2006-17 A5 6.00% 12/25/36		602,290	599,090
•	Series 2006-HYB3 3A1A 6.097% 5/20/36		378,471	380,585
•	Series 2007-HYB1 4A2 5.959% 3/25/37		2,189,455	2,188,525
	Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33		10,763	10,969
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33		1,987	2,071
•	Series 2004-AR5 4A1 5.708% 10/25/34		27,831	27,637
•	Series 2007-AR2 1A1 5.865% 8/25/37		1,500,000	1,498,125
•	GMAC Loan Trust Series 2005-AR2 4A 5.188% 5/25/35		328,760	322,085
#	GSMPS Mortgage Loan Trust 144A
	Series 2005-RP1 1A3 8.00% 1/25/35		304,093	319,417
	Series 2005-RP1 1A4 8.50% 1/25/35		243,647	258,228
	Series 2006-RP1 1A2 7.50% 1/25/36		398,334	413,490
	GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36		221,674	216,375
•	Indymac Index Mortgage Loan Trust
	Series 2005-AR25 1A21 5.853% 12/25/35		336,950	335,582
	Series 2006-AR2 1A1A 5.54% 4/25/46		370,741	370,995
•	JPMorgan Mortgage Trust
	Series 2004-A6 1A2 4.854% 12/25/34		576,713	565,188
	Series 2005-A4 1A1 5.399% 7/25/35		328,979	324,203
	Series 2005-A6 1A2 5.14% 9/25/35		855,000	827,899
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		271,460	270,045
•	MASTR Adjustable Rate Mortgages Trust
	Series 2003-6 1A2 5.89% 12/25/33		3,872	3,935
	Series 2005-6 7A1 5.339% 6/25/35		202,532	199,458
	MASTR Alternative Loans Trust
	Series 2003-9 1A1 5.50% 12/25/18		55,416	54,342
	Series 2005-3 7A1 6.00% 4/25/35		88,754	87,492
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34		474,959	498,135
	Series 2005-2 1A4 8.00% 5/25/35		275,840	290,650
	Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36		203,591	204,704
	Nomura Asset Acceptance
	Series 2005-WF1 2A2 4.786% 3/25/35		275,000	268,431
	Series 2006-AF1 1A2 6.159% 5/25/36		400,000	402,978
	Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		10,013	9,905
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31		671	680
	Series 2004-SL4 A3 6.50% 7/25/32		45,876	46,461
	Series 2005-SL1 A2 6.00% 5/25/32		110,891	111,415
•	Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.044% 9/25/36		470,785	471,901
•	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	35,131		34,765
	Series 2005-3XS A2 5.57% 1/25/35		98,231	98,265
	Structured Asset Securities
•	Series 2002-22H 1A 6.951% 11/25/32		1,552	1,568
	Series 2004-5H A2 4.43% 12/25/33		146,358	145,276
	Series 2004-12H 1A 6.00% 5/25/34		454,148	447,123
◆	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		52,397	51,423
	Series 2005-1 6A2 6.50% 3/25/35		10,845	10,864
	Series 2005-9 3CB 5.50% 10/25/20		262,308	259,833
	Series 2006-2 2CB 6.50% 3/25/36		258,476	259,808
	Series 2006-5 2CB3 6.00% 9/25/36		486,316	489,565
•	Series 2006-AR5 3A 5.969% 7/25/46		325,685	325,927
◆	Washington Mutual Pass Through Certificates
	Series 2004-CB3 1A 6.00% 10/25/34		51,163	50,451
	Series 2004-CB3 4A 6.00% 10/25/19		72,310	72,335
•	Series 2006-AR7 1A 6.009% 7/25/46		194,169	194,169
•	Series 2006-AR10 1A1 5.953% 9/25/36		485,180	484,726
•	Series 2006-AR14 2A1 5.767% 11/25/36		3,413,069	3,400,102
•	Series 2007-HY3 4A1 5.354% 3/25/37		841,723	833,905
•	Series 2007-HY6 2A2 5.287% 6/25/37		1,463,263	1,422,794
	Wells Fargo Mortgage Backed Securities Trust
•	Series 2004-O A1 4.894% 8/25/34		4,126,193	4,019,331
•	Series 2004-T A1 5.026% 9/25/34		107,098	107,911
	Series 2005-12 1A7 5.50% 11/25/35		471,742	448,671
	Series 2005-14 2A1 5.50% 12/25/35		736,686	704,571
	Series 2005-17 1A1 5.50% 1/25/36		412,379	393,886
	Series 2005-17 1A2 5.50% 1/25/36		384,578	365,770
	Series 2006-1 A3 5.00% 3/25/21		732,729	703,649
	Series 2006-2 3A1 5.75% 3/25/36		500,952	489,756
	Series 2006-3 A11 5.50% 3/25/36		2,295,000	2,181,105
	Series 2006-4 2A3 5.75% 4/25/36		251,520	244,677
•	Series 2006-AR4 1A1 5.862% 4/25/36		572,812	571,009
•	Series 2006-AR4 2A1 5.777% 4/25/36		387,906	385,822
•	Series 2006-AR5 2A1 5.531% 4/25/36		481,799	479,919
•	Series 2006-AR6 7A1 5.111% 3/25/36		3,168,305	3,096,646
•	Series 2006-AR10 5A1 5.60% 7/25/36		450,189	447,655
•	Series 2006-AR14 2A4 6.096% 10/25/36		394,102	395,942
•	Series 2006-AR18 2A2 5.732% 11/25/36		1,160,410	1,152,163
•	Series 2006-AR19 A1 5.668% 12/25/36		1,372,229	1,355,084
	Total Non-Agency Collateralized Mortgage Obligations (cost $52,122,887)			51,726,488
	REGIONAL AGENCIES–0.45%Δ
	Australia–0.45%
	New South Wales Treasury
	5.50% 3/1/17	AUD	1,681,000	1,310,945
	6.00% 5/1/12	AUD	2,088,000	1,713,721
	Total Regional Agencies (cost $2,854,031)			3,024,666

		Principal Amount°		Value (U.S. $)
	REGIONAL AUTHORITIES–0.36%Δ
	Argentina–0.10%
#	Province of Buenos Aires 144A 9.625% 4/18/28	USD	760,000	$712,500
				712,500
	Canada–0.26%
	Ontario Province
	1.875% 1/25/10	JPY	55,000,000	455,456
	5.375% 12/2/12	CAD	540,000	522,267
	Saskatchewan Province 4.75% 6/1/40	CAD	833,000	759,926
				1,737,649
	Total Regional Authorities (cost $2,498,030)			2,450,149
@«	SENIOR SECURED LOANS–2.81%
	AWAS 2nd Lien 11.375% 3/21/13	USD	423,413	427,647
	Claires Stores 8.36% 5/7/14	125,000		124,063
	Community Health Systems
	7.61% 7/2/14	1,000,000		1,000,000
	9.36% 4/10/08	1,300,000		1,296,750
	Fontainbleau 8.67% 6/6/14	100,000		100,125
	Ford Motor 8.36% 11/29/13	1,990,000		2,002,098
	General Motors 7.725% 11/17/13	1,321,688		1,334,078
	Georgia Pacific Term Tranche Loan B 7.09% 12/20/12	985,000		988,221
	Goodyear Tire 7.10% 4/30/10	325,000		322,563
	HCA 7.60% 11/17/13	995,000		1,002,368
	Healthsouth 8.61% 3/10/13	687,764		690,859
	HUB International 7.86% 6/13/14	100,000		100,032
	Idearc 7.35% 11/17/14	298,500		299,784
	Lyondell Chemical 6.86% 8/16/13	595,500		595,956
	Sirius Satellite Radio 7.61% 6/20/12	150,000		150,470
	Spirit Finance 8.36% 5/23/13	275,000		275,689
	Talecris Biotherapeutics 2nd Lien 11.86% 12/6/14	705,000		729,675
	Telesat Canada 9.00% 2/14/08	1,345,000		1,345,000
	Tribune 8.698% 5/30/14	200,000		198,500
	United Airlines 7.375% 2/1/14	600,000		600,750
	Univision Communications 7.60% 9/15/14	865,000		848,379
	Visteon 8.38% 6/13/13	200,000		200,626
	Wind Acquisition PIK 1.26% 12/7/11	780,000		803,400
	Windstream Term Loan B 6.85% 7/17/13	3,585,000		3,595,826
	Total Senior Secured Loans (cost $18,981,337)			19,032,859
	SOVEREIGN AGENCIES–0.13%Δ
	Norway–0.13%
	Kommunalbanken 4.25% 10/24/11	NOK	5,340,000	865,224
	Total Sovereign Agencies (cost $855,458)			865,224
	SOVEREIGN DEBT–15.88%Δ
	Austria–0.74%
	Republic of Austria
	5.25% 1/4/11	EUR	1,267,000	1,753,214
#	144A 4.00% 9/15/16	EUR	2,546,000	3,287,867
				5,041,081
	Brazil–1.64%
	Federal Republic of Brazil
	8.00% 1/15/18	USD	680,000	749,020
	10.25% 1/10/28	BRL	4,215,000	2,452,677
	12.50% 1/5/22	BRL	7,701,000	5,149,835
•	Nota do Tesouro Nacional (Treasury Note) 10.00% 1/12/12	BRL	5,105,000	2,729,424
				11,080,956
	Colombia–0.60%
	Republic of Colombia
	7.375% 9/18/37	USD	1,260,000	1,401,750
	9.85% 6/28/27	COP	1,717,000,000	922,455
	12.00% 10/22/15	COP	2,957,000,000	1,735,987
				4,060,192
	El Salvador–0.03%
	Republic of El Salvador 7.65% 6/15/35	USD	190,000	218,025
				218,025
	France–0.60%
	France Government O.A.T.
	4.00% 10/25/38	EUR	1,690,000	2,013,602
	4.00% 4/25/55	EUR	1,738,000	2,044,231
				4,057,833
	Germany–0.45%
	Deutschland Republic 6.25% 1/4/24	EUR	1,934,000	3,078,879
				3,078,879
	Indonesia–1.64%
	Republic of Indonesia
	10.00% 9/17/24	IDR	24,645,000,000	2,807,903
	10.25% 7/15/22	IDR	24,880,000,000	2,900,329
	10.25% 7/15/27	IDR	41,314,000,000	4,793,084
#	144A 6.625% 2/17/37	USD	595,000	574,175
				11,075,491
	Jamaica–0.19%
	Jamaica Government 8.00% 3/15/39	USD	1,315,000	1,288,700
				1,288,700
	Japan–4.91%
	Japan Government
	5 yr Bond 1.50% 6/20/11	JPY	605,300,000	4,949,908
	10 yr Bond
	1.70% 3/20/17	JPY	18,000,000	144,080
	1.90% 6/20/16	JPY	632,800,000	5,184,439
	20 yr Bond
	2.00% 3/20/27	JPY	1,756,000,000	13,764,545
	2.10% 12/20/26	JPY	408,700,000	3,249,908
	2.30% 6/20/26	JPY	584,100,000	4,801,922
	Japanese Government CPI Linked Bond 10 yr Bond 0.80% 3/10/16	JPY	149,705,400	1,174,741
				33,269,543

		Principal Amount°		Value (U.S. $)
	SOVEREIGN DEBT (continued)
	Malaysia–0.95%
	Malaysian Government
	3.718% 6/15/12	MYR	14,280,000	$4,202,770
	3.756% 4/28/11	MYR	5,163,000	1,518,158
	3.814% 2/15/17	MYR	450,000	133,681
	7.00% 3/15/09	MYR	1,954,000	600,509
				6,455,118
	Mexico–0.81%
	Mexican Government
	8.00% 12/17/15	MXN	43,472,000	4,101,955
	9.00% 12/20/12	MXN	4,124,000	404,308
	10.00% 12/5/24	MXN	8,420,000	951,965
				5,458,228
	Norway–0.51%
	Norwegian Government
	5.00% 5/15/15	NOK	9,909,000	1,660,960
	6.50% 5/15/13	NOK	10,081,000	1,818,746
				3,479,706
	Pakistan–0.17%
#	Republic of Pakistan 144A 6.875% 6/1/17	USD	1,230,000	1,183,875
				1,183,875
	Panama–0.07%
	Republic of Panama 6.70% 1/26/36	USD	475,000	486,875
				486,875
	Peru–0.07%
	Republic of Peru 6.55% 3/14/37	USD	465,000	468,488
				468,488
	Philippines–0.14%
	Republic of Philippines 8.25% 1/15/14	USD	855,000	938,363
				938,363
	Poland–0.30%
	Poland Government
	5.25% 10/25/17	PLN	3,114,000	1,083,883
	6.25% 10/24/15	PLN	2,536,000	947,383
				2,031,266
	Republic of Korea–0.16%
	Government of South Korea 4.25% 12/7/21	EUR	900,000	1,109,966
				1,109,966
	Sweden–0.29%
	Sweden Government 5.50% 10/8/12	SEK	12,770,000	1,954,375
				1,954,375
	Turkey–0.51%
	Republic of Turkey
	6.875% 3/17/36	USD	145,000	137,931
	11.875% 1/15/30	USD	2,145,000	3,297,938
				3,435,869
	United Kingdom–1.05%
	U.K. Treasury
	4.25% 3/7/11	GBP	1,740,000	3,318,389
	4.75% 9/7/15	GBP	623,000	1,186,660
	5.00% 3/7/12	GBP	703,000	1,372,194
	9.00% 7/12/11	GBP	540,000	1,208,100
				7,085,343
	Uruguay–0.05%
	Republic of Uruguay 7.625% 3/21/36	USD	281,000	309,100
				309,100
	Total Sovereign Debt (cost $107,746,424)			107,567,272
	SUPRANATIONAL BANKS–1.73%
	Asia Development Bank 0.50% 10/9/12	AUD	759,000	466,241
	European Investment Bank
	1.40% 6/20/17	JPY	258,900,000	2,018,893
	4.25% 12/7/10	GBP	826,000	1,567,967
	6.00% 7/15/09	NZD	2,340,000	1,732,695
	Inter-American Development Bank 13.00% 6/20/08	ISK	150,200,000	2,411,598
	International Bank for Reconstruction & Development 13.625% 5/9/17	TRY	1,525,000	1,162,782
	Nordic Investment Bank
	1.70% 4/27/17	JPY	160,000,000	1,272,857
	4.625% 7/30/10	NOK	6,700,000	1,109,157
	Total Supranational Banks (cost $11,734,633)			11,742,190
	U.S. TREASURY OBLIGATIONS–2.71%
	U.S. Treasury Bond 4.50% 2/15/36	USD	4,120,000	3,731,822
	U.S. Treasury Inflation Index Notes
	2.00% 1/15/26		447,785	405,735
	2.375% 4/15/11		104,131	103,025
	¥2.375% 1/15/17		1,286,250	1,256,204
	3.00% 7/15/12		385,093	392,674
	3.625% 1/15/08		358,221	358,557
	U.S. Treasury Notes
	4.50% 5/15/10		490,000	485,024
	4.50% 5/15/17		4,811,000	4,614,052
	4.875% 6/30/09		1,195,000	1,195,281
	4.875% 6/30/12		5,868,000	5,853,793
	Total U.S. Treasury Obligations (cost $18,358,869)			18,396,167

		Number of Shares
	COMMON STOCK–0.32%
†	Adelphia	280,000	86,800
†	Adelphia Recovery Trust Series ACC-1	274,798	25,556
†	Adelphia Recovery Trust Series Arahova	1,087,366	574,129
†	Century Communications	2,500,000	2,344
†	Charter Communications Class A	5,800	23,490

		Number of Shares	Value (U.S. $)
†	Foster Wheeler	1,044	$111,698
†	Mirant	5,025	214,316
†	Northwest Airlines	3,484	77,351
†	Time Warner Cable Class A	27,505	1,077,365
	Total Common Stock (cost $1,736,610)		2,193,049

	CURRENCY OPTIONS PURCHASED–0.01%
	Put USD 17,957,000, Call JPY 2,033,630,250, expiration date 8/17/07		4,669
	Put USD 14,737,000, Call JPY 1,807,493,050, expiration date 7/26/07		96,527
	Total Currency Options Purchased (cost $273,224)		101,196

	PREFERRED STOCK–0.00%
	Nexen 7.35%	200	5,080
	Total Preferred Stock (cost $5,290)		5,080

	WARRANT–0.13%
†	Argentina GDP Linked, expiration date 12/15/35	6,087,000	891,746
	Total Warrant (cost $803,028)		891,746

		Principal Amount°
^	DISCOUNT NOTE–10.52%
	Federal Home Loan Bank 4.802% 7/2/07	USD	71,261,000	71,251,498
	Total Discount Note (cost $71,251,498)			71,251,498

TOTAL VALUE OF SECURITIES–106.04% (cost $719,448,215)	718,420,130
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.04%)	(40,940,868)
NET ASSETS APPLICABLE TO 69,347,009 SHARES OUTSTANDING–100.00%	$677,479,262
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($410,994,580 / 42,016,052 Shares)	$9.78
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($266,484,682 / 27,330,957 Shares)	$9.75
COMPONENTS OF NET ASSET AT DECEMBER 31, 2006:
Shares of beneficial interest (unlimited authorization–no par)	$654,729,159
Undistributed net investment income	14,496,548
Accumulated net realized gain on investments	5,875,268
Net unrealized appreciation of investments and foreign currencies	2,378,287
Total net assets	$677,479,262

°  Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Francs

COP – Colombian Peso

EUR – European Monetary Unit

GBP – British Pound Sterling

IDR – Indonesia Rupiahs

ISK – Iceland Krona

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysia Ringgit

NOK – Norwegian Kroner

NZD – New Zealand Dollar

PLN – Polish Zlotych

RUB – Russian Rubles

SEK – Swedish Krona

TRY – Turkish Lira

USD – United States Dollar

#      Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $108,612,700, which represented 16.04% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”

•      Variable rate security. The rate shown is the rate as of June 30, 2007.

^      Zero coupon security. The rate shown is the yield at the time of purchase.

‡      Non-income producing security. Security is currently in default.

@     Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $19,032,859, which represented 2.81% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”

=      Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $325,658, which represented 0.05% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

²     Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

¥     Fully or partially pledged as collateral for financial futures contracts.

t     Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

†      Non-income producing security for the period ended June 30, 2007.

«      Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ     Securities have been classified by country of origin.

§      Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CPI – Consumer Price Index

CPN – Coupon

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association

GDP – Gross Domestic Product

GSMPS –Goldman Sachs Reperforming Mortgage Securities

O.A.T. – Obligation Assimilable au Tresor (Treasury Security)

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

S.F. – Single Family

TBA – To be announced

yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	488,402	NZD	(543,000)	8/31/07	$(3,067)
AUD	(3,730,000)	USD	3,153,118	8/31/07	(3,728)
CAD	949,432	NOK	(5,270,479)	8/31/07	(2,338)
CHF	3,721,595	GBP	(1,525,000)	8/31/07	2,239
CHF	1,279,116	PLN	(2,944,000)	8/31/07	(5,635)
EUR	1,875,964	GBP	(1,266,000)	8/31/07	4,767
EUR	(1,511,747)	JPY	250,120,887	8/31/07	(2,027)
EUR	1,475,621	NOK	(11,844,444)	8/31/07	(9,188)
EUR	539,081	NZD	(957,435)	8/31/07	(2,993)
EUR	770,694	SEK	(7,146,104)	8/31/07	(2,760)
EUR	(1,137,717)	USD	1,541,345	7/31/07	(282)
EUR	(9,526,801)	USD	12,858,209	8/31/07	(64,703)
EUR	1,481,581	NZD	(2,636,000)	7/31/07	(19,237)
GBP	1,338,838	JPY	(327,643,000)	8/31/07	2,495
GBP	234,000	USD	(466,325)	7/31/07	3,374
GBP	(441,000)	USD	880,395	8/31/07	(4,371)
IDR	16,586,550,000	USD	(1,845,000)	7/17/07	(9,210)
JPY	415,673,613	EUR	(2,519,723)	8/31/07	(13,357)
JPY	(267,886,463)	USD	2,185,000	7/31/07	(14)
JPY	(1,986,138,730)	USD	16,231,931	8/31/07	(35,640)
MXN	23,731,869	USD	(2,197,523)	7/2/07	(1,075)
MYR	13,938,684	USD	(4,206,000)	5/19/08	(107,565)
MYR	5,703,130	USD	(1,723,000)	5/20/08	(46,182)
PLN	3,851,000	USD	(1,368,982)	7/31/07	13,977
PLN	5,116,123	USD	(1,826,000)	8/31/07	12,572
PLN	(3,141,000)	USD	1,129,490	9/4/07	643
					$(293,305)

Futures Contracts(2)

Contracts To Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
105	U.S. Treasury 2 year Notes	$21,426,463	$21,397,031	9/30/07	$(29,432)
1,021	U.S. Treasury 5 year Notes	106,013,896	106,263,766	9/30/07	249,870
77	U.S. Treasury 10 year Notes	8,200,113	8,139,141	9/30/07	(60,972)
(89)	U.S. Treasury Long Bond	(9,529,326)	(9,589,750)	9/30/07	(60,424)
					$99,042

Swap Contracts(3)

Swap Counterparty & Referenced Obligation	Notional Amount	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
Protection Purchased:
Autozone 7 yr CDS	$850,000	0.45%	6/20/14	$1,745
Avon Products 7 yr CDS	850,000	0.25%	6/20/14	2,698
Beazer Homes
5yr CDS IndexCo	1,625,000	3.08%	6/20/12	125,499
5yr CDS IndexCo	(1,625,000)	3.43%	6/20/12	(104,933)
Campbell Soup 7 yr CDS	850,000	0.18%	6/20/14	2,332
CDX North America
Crossover Index 8 CDS	11,765,000	2.75%	6/20/12	187,002
CDX North America
Crossover Index 8-B CDS	7,850,000	2.50%	6/20/12	10,765
CDX North America
Crossover Index 8-HB CDS	1,750,000	5.00%	6/20/12	8,730
Computer Science 7 yr CDS	850,000	1.00%	6/20/14	7,571
Gannet 7 yr CDS	737,000	0.88%	9/20/14	(4,077)
Goldman Sachs
CDS IndexCo ABX
Home Equity BBB-Index 06-1	12,400,000	2.67%	7/25/45	2,284,164
Goldman Sachs
CDS IndexCo ABX
Home Equity BBB-Index 06-2	3,000,000	2.42%	5/25/46	1,042,300
Kimberly-Clark 7 yr CDS	850,000	0.20%	6/20/14	438
McDonald’s 7 yr CDS	850,000	0.18%	6/20/14	2,559
New York Times 7 yr CDS	737,000	0.75%	9/20/14	(3,716)
Newell Rubber 7 yr CDS	850,000	0.39%	6/20/14	(2,362)
Sara Lee 7 yr CDS	737,000	0.60%	9/20/14	246
Sysco 7 yr CDS	850,000	0.32%	6/20/14	656
TJX 7 yr CDS	850,000	0.61%	6/20/14	2,159
V.F. 7 yr CDS	850,000	0.37%	6/20/14	(2,936)
				$3,543,380

The use of foreign currency and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

(1)  See Note 8 in “Notes to Financial Statements.”

(2)  See Note 9 in “Notes to Financial Statements.”

(3)  See Note 10 in “Notes to Financial Statements.”

See accompanying notes

Delaware VIP Trust –
Delaware VIP Diversified Income Series
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Investments at market (cost $719,448,215)	$718,420,130
Cash	2,286,556
Foreign currencies (cost $7,661,863)	7,690,893
Receivable for securities sold	44,616,157
Dividends and interest receivable	9,417,334
Subscription receivable	1,981,200
Credit default swap contracts, at value (including up front payment of $714,086)	4,257,466
Variation margin receivable on futures contracts	302,516
Total assets	788,972,252

LIABILITIES:
Payable for securities purchased	110,555,800
Accrued Protection Payments on credit default swaps	30,458
Liquidations payable	72,362
Foreign currency contracts, at value	293,305
Due to manager and affiliates	440,525
Other accrued expenses	100,540
Total liabilities	111,492,990

Total net assets	$677,479,262

See accompanying notes

Delaware VIP Trust –
Delaware VIP Diversified Income Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$18,054,646
Dividends	32,742
18,087,388
EXPENSES:
Management fees	1,866,756
Distribution expenses – Service Class	353,886
Accounting and administration expenses	116,185
Legal fees	40,105
Reports and statements to shareholders	30,882
Dividend disbursing and transfer agent fees and expenses	29,046
Audit and tax	24,850
Custodian fees	18,029
Trustees’ fees & benefits	13,971
Pricing fees	12,309
Insurance fees	8,344
Consulting fees	4,612
Dues and services	1,007
Taxes (other than taxes on income)	989
Trustees’ expenses	887
Registration fees	10
2,521,868
Less waiver of distribution expenses – Service Class	(58,981)
Less expense paid indirectly	(18,029)
Total operating expenses	2,444,858

NET INVESTMENT INCOME	15,642,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	5,432,994
Futures contracts	(187,463)
Swap contracts	271,874
Foreign currencies	83,370
Net realized gain	5,600,775
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(5,383,169)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	217,606

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,860,136

Delaware VIP Trust –
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,642,530	$18,138,021
Net realized gain on investments and foreign currencies	5,600,775	1,855,330
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(5,383,169)	9,416,957
Net increase in net assets resulting from operations	15,860,136	29,410,308

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,799,019)	(1,927,505)
Service Class	(6,977,327)	(2,054,268)
Net realized gain on investments:
Standard Class	(882,938)	—
Service Class	(614,951)	—
	(19,274,235)	(3,981,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	118,785,172	202,710,123
Service Class	68,919,404	95,407,632
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	11,681,957	1,927,505
Service Class	7,592,278	2,054,268
	206,978,811	302,099,528
Cost of shares repurchased:
Standard Class	(11,499,626)	(15,934,779)
Service Class	(17,557,806)	(30,302,103)
	(29,057,432)	(46,236,882)
Increase in net assets derived from capital share transactions	177,921,379	255,862,646
NET INCREASE IN NET ASSETS	174,507,280	281,291,181
NET ASSETS:
Beginning of period	502,971,982	221,680,801
End of period (including undistributed net investment income of $14,496,548 and $17,313,698, respectively)	$677,479,262	$502,971,982

See accompanying notes

Delaware VIP Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months Ended	Year Ended			5/16/03(2) to
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03
	(Unaudited)

Net asset value, beginning of period	$9.830	$9.260	$9.450	$8.940	$8.500

Income (loss) from investment operations:
Net investment income(3)	0.268	0.496	0.373	0.348	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	0.026	0.227	(0.416)	0.395	0.200
Total from investment operations	0.294	0.723	(0.043)	0.743	0.440

Less dividends and distributions from:
Net investment income	(0.318)	(0.153)	(0.099)	(0.233)	—
Net realized gain on investments	(0.026)	—	(0.048)	—	—
Total dividends and distributions	(0.344)	(0.153)	(0.147)	(0.233)	—

Net asset value, end of period	$9.780	$9.830	$9.260	$9.450	$8.940

Total return(4)	3.00%	7.92%	(0.45)%	8.47%	5.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$410,994	$294,248	$90,811	$14,770	$2,104
Ratio of expenses to average net assets	0.74%	0.79%	0.79%	0.80%	0.80%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.74%	0.79%	0.86%	0.98%	1.59%
Ratio of net investment income to average net assets	5.49%	5.26%	4.02%	3.82%	4.43%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	5.49%	5.26%	3.95%	3.64%	3.64%
Portfolio turnover	284%	311%	400%	493%	521%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)  The average shares outstanding method has been applied for per share information.

(4)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months				5/16/03(2)
	Ended	Year Ended			to
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03
	(Unaudited)

Net asset value, beginning of period	$9.790	$9.230	$9.410	$8.930	$8.500

Income (loss) from investment operations:
Net investment income(3)	0.256	0.472	0.350	0.326	0.216
Net realized and unrealized gain (loss) on investments and foreign currencies	0.025	0.218	(0.406)	0.373	0.214
Total from investment operations	0.281	0.690	(0.056)	0.699	0.430

Less dividends and distributions from:
Net investment income	(0.295)	(0.130)	(0.076)	(0.219)	—
Net realized gain on investments	(0.026)	—	(0.048)	—	—
Total dividends and distributions	(0.321)	(0.130)	(0.124)	(0.219)	—

Net asset value, end of period	$9.750	$9.790	$9.230	$9.410	$8.930

Total return(4)	2.77%	7.57%	(0.59)%	7.85%	5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$266,485	$208,724	$130,870	$47,417	$—
Ratio of expenses to average net assets	0.99%	1.04%	1.04%	1.05%	1.05%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.04%	1.09%	1.16%	1.28%	1.89%
Ratio of net investment income to average net assets	5.24%	5.01%	3.77%	3.57%	4.18%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	5.19%	4.96%	3.65%	3.34%	3.34%
Portfolio turnover	284%	311%	400%	493%	521%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)  The average shares outstanding method has been applied for per share information.

(4)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

Delaware VIP Trust — Delaware VIP Diversified Income Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.81% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$346,956	$27,209	$53,756	$12,604

*  DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $13,535 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $49,837. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$808,467,548
Purchases of U.S. government securities	123,637,175
Sales other than U.S. government securities	627,615,328
Sales of U.S. government securities	134,788,083

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$719,751,234	$7,916,774	$(9,247,878)	$(1,331,104)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/07*	12/31/06
Ordinary income	$19,213,099	$3,981,773
Long-term capital gain	61,136	—
	$ 19,274,235	$3,981,773

*  Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$654,729,159
Undistributed ordinary income	24,066,814
Undistributed long-term capital gains	194,328
Other temporary differences	(482,765)
Unrealized appreciation of investments, swap contracts and foreign currencies	(1,028,274)
Net assets	$677,479,262

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, interest accrual on defaulted bonds, contingent payment debt instruments, mark-to-market of futures contracts, straddle deferrals, mark-to-market of foreign currency contracts and credit default swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities, contingent payment debt instruments, credit default swap contracts and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(683,334)	$683,334

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/07	12/31/06

Shares sold:
Standard Class	12,043,278	21,608,848
Service Class	7,008,013	10,150,801

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,196,922	209,284
Service Class	780,296	223,533
	21,028,509	32,192,466

Shares repurchased:
Standard Class	(1,168,196)	(1,676,554)
Service Class	(1,786,552)	(3,228,944)
	(2,954,748)	(4,905,498)
Net increase	18,073,761	27,286,968

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

10. Swap Contracts

The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2007, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the six months ended June 30, 2007, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

11. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

12. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

13. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 9, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Delaware VIP Trust — Delaware VIP Diversified Income Series
Other Series Information

Board Consideration of Delaware VIP Diversified Income Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Diversified Income Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one and three year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three year period was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Series’ management fee, but noted that the Series’ total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,211.00	1.47%	$8.06
Service Class	1,000.00	1,209.40	1.72%	9.42

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,017.50	1.47%	$7.35
Service Class	1,000.00	1,016.27	1.72%	8.60

*       “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocations

As of June 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Series materials.

Country	Percentage of Net Assets
Common Stock	91.59%
Argentina	1.97%
Australia	0.60%
Bermuda	0.51%
Brazil	10.90%
Chile	0.71%
China	10.20%
Hungary	1.42%
Indonesia	2.95%
Israel	1.87%
Kazakhstan	0.83%
Luxembourg	0.23%
Malaysia	3.92%
Mexico	5.22%
Pakistan	0.19%
Panama	0.22%
Peru	1.11%
Philippines	0.59%
Poland	1.16%
Republic of Korea	15.17%
Russia	6.35%
South Africa	6.65%
Taiwan	11.53%
Thailand	3.26%
Turkey	2.69%
United Kingdom	0.56%
United States	0.78%
Preferred Stock	6.00%
Brazil	2.94%
Republic of Korea	2.65%
Russia	0.41%
Exchange Traded Funds	0.36%
Participation Notes	0.36%
Total Value of Securities	98.31%
Receivables and Other Assets Net of Liabilities	1.69%
Total Net Assets	100.00%

Sector	Percentage of Net Assets
Commercial Services	0.95%
Communications	14.78%
Consumer Durables	2.68%
Consumer Non-Durables	4.24%
Consumer Services	3.25%
Distribution Services	0.74%
Electronic Technology	5.52%
Energy Minerals	15.77%
Finance	14.11%
Industrial Services	2.50%
Miscellaneous	0.36%
Non-Energy Minerals	10.38%
Process Industries	5.88%
Producer Manufacturing	2.47%
Retail Trade	1.85%
Technology Services	0.50%
Transportation	2.85%
Utilities	8.76%
Total	97.59%

2

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value (U.S. $)
	COMMON STOCK-91.59%S
	Argentina–1.97%
	Cresud ADR	148,701	$3,180,714
†	Grupo Financiero Galicia ADR	187,000	1,793,330
	IRSA Inversiones y Representaciones GDR	123,600	2,286,600
†	Petrobras Energia Participaciones ADR	202,200	2,193,870
			9,454,514
	Australia–0.60%
†	Murchison Metals	585,900	2,896,083
			2,896,083
	Bermuda–0.51%
	Creditcorp	40,000	2,446,800
			2,446,800
	Brazil–10.90%
	AES Tiete	41,468,000	1,579,999
	Centrais Eletricas Brasileiras	360,617,623	10,805,162
	Cia de Concessoes Rodoviarias	128,175	2,380,711
	Cia Vale do Rio Doce ADR	39,251	1,479,763
	CPFL Energia	251,100	5,058,317
†	CPFL Energia ADR	50,700	3,079,011
†	CSU Cardsystem	245,700	1,471,105
	Energias do Brasil	181,900	3,724,657
†	Ez Tec Empreendimentos e Participacoes	151,400	884,517
	Industrias Romi	28,463	264,851
†	Inpar	200,700	1,992,382
	Petroleo Brasileiro ADR	121,000	12,908,281
	Tim Participacoes	113,542,700	630,384
†	Tim Participacoes ADR	72,000	2,481,840
	Votorantim Celulose e Papel ADR	158,600	3,611,322
			52,352,302
	Chile–0.71%
	Banco Santander ADR	36,200	1,793,348
†	Inversiones Aguas Metropolitanas	237,618	299,527
†#	Inversiones Aguas Metropolitanas 144A ADR	51,717	1,305,813
			3,398,688
	China–10.20%■
	China Merchants Holdings International	463,908	2,245,616
	China Mobil	215,200	2,310,472
	China Mobile ADR	69,100	3,724,490
	China Netcom Group ADR	33,200	1,841,936
	China Petroleum & Chemical ADR	23,900	2,668,196
†	China Properties Group	2,730,000	1,141,690
	China Telecom	11,242,000	6,613,617
	China Unicom	3,327,021	5,727,146
	China Unicom ADR	163,100	2,810,213
	CNPC	3,393,600	1,913,978
	Fountain Set Holdings	2,959,200	1,139,144
†	Hutchison Telecommunications International	821,000	1,058,379
	New World China Land	357,000	303,618
†	Pacific Textiles Holdings	666,900	413,657
	PetroChina	2,128,000	3,135,175
	PetroChina ADR	28,300	$4,207,644
†	Star Cruises	2,885,000	1,298,250
†	Stella International Holdings	112,000	222,018
	Texwinca Holdings	2,414,000	1,997,465
†	Tom Group	16,384,000	1,843,912
†	Tom Online ADR	166,900	2,395,015
			49,011,631
	Hungary–1.42%
	Magyar Telekom Telecommunications	415,992	2,268,010
	OTP Bank	78,680	4,569,905
			6,837,915
	Indonesia–2.95%
	Bank Mandiri Persero	7,779,720	2,690,811
	Bumi Resources	11,449,037	2,882,833
	Gudang Garam	1,896,264	2,340,145
	Indosat	2,566,800	1,846,607
	Medco Energi Internasional	180,500	70,422
	Panin Life	42,733,000	969,586
	Tambang Batubara Bukit Asam	4,622,625	3,351,190
			14,151,594
	Israel–1.87%
	Bezeq Israeli Telecommunication	804,022	1,315,139
†	Cellcom Israel	90,000	2,382,300
†	Delek Group	3,728	882,024
	Israel Chemicals	555,142	4,399,880
			8,979,343
	Kazakhstan–0.83%
†	KazMunaiGas Exploration Production GDR	181,186	3,965,256
			3,965,256
	Luxembourg–0.23%
†	Ternium ADR	37,200	1,126,788
			1,126,788
	Malaysia–3.92%
	Eastern & Oriental	3,811,511	3,311,957
	Hong Leong Bank	2,884,417	5,305,155
	KLCC Property Holdings	1,766,200	1,862,120
	Media Prima	1,612,000	1,410,062
	MISC - Foreign	404,412	1,159,646
	Oriental Holdings	1,305,900	2,174,924
	Tanjong	379,610	2,122,078
	UEM World	1,347,600	1,475,432
			18,821,374
	Mexico–5.22%
	Cemex ADR	160,385	5,918,207
	Controladora Comercial Mexicana	794,200	2,043,573
†	Dine Series B	98,200	97,164
	Grupo Aeroportuario del Sureste ADR	46,600	2,455,354
†	Grupo Kuo Series B	98,200	91,801
	Grupo Mexico Series B	454,389	2,792,617
†	Grupo Simec ADR	60,900	760,032
	Grupo Televisa ADR	348,900	9,633,128
	Organizacion Soriana Series B	399,531	1,273,958
			25,065,834

3

		Number of Shares	Value (U.S. $)
	COMMON STOCK (continued)
	Pakistan–0.19%
	Oil & Gas Development GDR	47,167	$931,548
			931,548
	Panama–0.22%
†	Intergroup Financial Services	68,000	1,071,680
			1,071,680
	Peru–1.11%
	Cia de Minas Buenaventura ADR	142,400	5,334,304
			5,334,304
	Philippines–0.59%
	Manila Water	4,929,900	1,333,271
	Philippine Long Distance Telephone ADR	26,400	1,510,080
			2,843,351
	Poland–1.16%
	Polski Koncern Naftowy Orlen	147,560	2,912,386
	Telekomunikacja Polska	304,991	2,670,511
			5,582,897
	Republic of Korea–15.17%
	Basic House	29,330	425,419
	Cheil Industries	28,260	1,358,173
	CJ	65,221	7,906,883
	Daelim Industrial	30,204	4,495,386
	GS Holdings	50,000	2,430,055
	Handsome	56,780	958,782
	Hyundai Elevator	18,100	1,953,321
†	Hyundai Engineering & Construction	30,000	2,195,168
	Kookmin Bank	61,489	5,397,816
	Korea Electric Power	107,230	4,758,828
	Korea Gas	91,356	5,913,411
	KT	112,200	5,246,582
	KT ADR	174,527	4,094,403
	Lotte Confectionery	2,362	3,144,741
	Lotte Shopping	3,900	1,519,732
	POSCO ADR	55,800	6,696,000
	Samsung	42,000	2,059,431
†	Samsung Card	4,040	248,387
	Samsung Electronics	3,725	2,282,141
##	SK	31,625	4,627,598
	SK Telecom ADR	165,800	4,534,630
	Woori Finance Holdings	25,000	633,222
			72,880,109
	Russia–6.35%
	Gazprom ADR	200,405	8,278,731
	LUKOIL ADR	27,664	2,121,829
	LUKOIL ADR (London International Exchange)	148,647	11,326,901
	Mobile Telesystems ADR	70,100	4,245,957
	NovaTek GDR	68,095	3,554,559
†	Unified Energy System GDR	7,037	949,688
			30,477,665
	South Africa–6.65%
	Barloworld	117,710	3,281,011
	Bell Equipment	10,603	60,909
	Gold Fields ADR	106,500	1,672,050
	JD Group	74,200	745,297
	Liberty Group	220,684	2,794,615
	Mittal Steel South Africa	304,862	5,495,417
	Remgro	75,408	2,015,475
	Sasol	95,871	3,608,253
	Standard Bank Group	256,893	3,573,007
	Steinhoff International Holdings	418,714	1,434,301
	Sun International	48,300	1,001,181
	Telkom	197,835	4,993,741
	Tiger Brands	49,997	1,283,952
			31,959,209
	Taiwan–11.53%
	Cathay Financial Holding	1,931,188	4,630,369
†	China Life Insurance	4,464,000	2,386,072
	China Steel	1,467,000	1,792,303
	Chunghwa Telecom	1,224,394	2,344,823
	Chunghwa Telecom ADR	122,600	2,312,236
	Evergreen Marine	8,053,000	5,349,810
†	First Financial Holding	4,120,000	2,944,655
	Formosa Chemicals & Fibre	2,255,330	5,221,565
	MediaTek	325,000	5,082,468
	Mega Financial Holding	3,646,556	2,478,188
	President Chain Store	1,139,549	3,257,843
	Synnex Technology International	977,160	1,480,365
	Taiwan Semiconductor Manufacturing	2,725,586	5,902,384
†	United Microelectronics	10,486,367	6,357,803
	Wah Lee Industrial	212,000	481,759
†	Walsin Lihwa	5,644,000	3,344,337
			55,366,980
	Thailand–3.26%
	Advanced Info Service Class F	804,800	2,016,371
	Bangkok Bank	656,900	2,321,269
	Charoen Pokphand Foods - Foreign	9,670,400	1,456,512
	Kasikornbank - Foreign	194,537	431,052
	Kasikornbank NVDR	1,200,363	2,572,827
	Land & Houses NVDR	6,629,101	1,305,659
	PTT Exploration & Production	587,900	1,839,050
	Siam Cement NVDR	492,593	3,709,608
			15,652,348
	Turkey–2.69%
	Aygaz	286,245	1,199,502
	Enka Insaat Ve Sanayi	152,658	1,744,663
	Turk Sise ve Cam Fabrikalari	418,123	1,720,277
	Turkcell Iletisim Hizmet	200,400	1,351,269
	Turkiye Is Bankasi Class C	884,384	4,143,970
	Yazicilar Holding	353,282	2,772,423
			12,932,104
	United Kingdom–0.56%
†	Dev Property Development	449,300	814,271
†	Griffin Mining	836,768	1,856,747
			2,671,018
	United States–0.78%
†	Applied Micro Circuits	559,100	1,397,750
†	BMB Munai	12,900	78,174

4

		Number of Shares	Value (U.S. $)
	COMMON STOCK (continued)
	United States (continued)
	ConocoPhillips	28,800	$2,260,800
			3,736,724
	Total Common Stock (cost $357,007,892)		439,948,059

	PREFERRED STOCK–6.00%
	Brazil–2.94%
	Banco Sofisa	13,600	100,111
	Braskem	146,200	1,318,722
	Centrais Elecricas Brasileiras Class B	97,749,366	2,888,320
	Cia Vale do Rio Doce Class A	230,640	8,626,359
	LA Fonte Participacoes	1,875,000	1,205,256
			14,138,768
	Republic of Korea–2.65%
	CJ	50,000	2,792,669
	Hyundai Motor	105,222	5,039,874
	Samsung Electronics	10,395	4,866,429
			12,698,972
	Russia–0.41%
	Transneft	1,203	1,972,920
			1,972,920
	Total Preferred Stock (cost $22,373,900)		28,810,660

	EXCHANGE TRADED FUNDS–0.36%
	iShares MSCI Taiwan Index Fund	107,700	1,718,892
	Total Exchange Traded Funds (cost $1,602,576)		1,718,892

	PARTICIPATION NOTES–0.36%
	India–0.36%
##	Lehman CW12 Hindalco Industries	433,100	1,711,560
	Total Participation Notes (cost $1,426,693)		1,711,560

TOTAL VALUE OF SECURITIES–98.31% (cost $382,411,061)			$472,189,171
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.69%			8,145,355
NET ASSETS APPLICABLE TO 19,804,447 SHARES OUTSTANDING–100.00%			$480,334,526
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($259,686,418 / 10,697,631 Shares)			$24.28
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($220,648,108 / 9,106,816 Shares)			$24.23
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)			$343,416,679
Undistributed net investment income			2,047,140
Accumulated net realized gain on investments			45,075,180
Net unrealized appreciation of investments and foreign currencies			89,795,527
Total net assets			$480,334,526

†	Non-income producing security for the period ended June 30, 2007.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $1,305,813, which represented 0.27% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

##

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $6,339,158, which represented 1.32% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

S	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

See accompanying notes

5

Delaware VIP Trust —
Delaware VIP Emerging Markets Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,351,039
Interest	58,235
Foreign tax withheld	(587,602)
6,821,672

EXPENSES:
Management fees	2,450,170
Custodian fees	285,910
Distribution expenses – Service Class	267,905
Accounting and administration expenses	78,405
Legal fees	27,780
Reports and statements to shareholders	24,214
Dividend disbursing and transfer agent fees and expenses	19,601
Audit and tax	15,066
Trustees’ fees and benefits	9,382
Pricing fees	6,838
Insurance fees	5,737
Consulting fees	3,269
Registration fees	1,260
Taxes (other than taxes on income)	1,083
Dues and services	978
Trustees’ expenses	606
3,198,204
Less expenses absorbed or waived	(40,214)
Less waiver of distribution expenses – Service Class	(44,651)
Less expense paid indirectly	(8,205)
Total operating expenses	3,105,134

NET INVESTMENT INCOME	3,716,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	45,233,611
Foreign currencies	(491,338)
Net realized gain	44,742,273
Net change in unrealized appreciation/depreciation of investments and foreign currencies	31,002,353

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	75,744,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,461,164

Delaware VIP Trust —
Delaware VIP Emerging Markets Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,716,538	$6,174,862
Net realized gain on investments and foreign currencies	44,742,273	29,823,647
Net change in unrealized appreciation/depreciation of investments and foreign currencies	31,002,353	30,008,281
Net increase in net assets resulting from operations	79,461,164	66,006,790

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,783,511)	(1,865,697)
Service Class	(2,797,530)	(1,148,824)
Net realized gain on investments:
Standard Class	(16,362,104)	(3,946,372)
Service Class	(13,663,407)	(2,908,845)
	(36,606,552)	(9,869,738)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	52,646,754	90,207,572
Service Class	47,110,935	89,316,167
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	20,145,615	5,812,069
Service Class	16,460,937	4,057,669
	136,364,241	189,393,477
Cost of shares repurchased:
Standard Class	(25,566,878)	(58,049,374)
Service Class	(20,626,852)	(39,040,035)
	(46,193,730)	(97,089,409)
Increase in net assets derived from capital share transactions	90,170,511	92,304,068

NET INCREASE IN NET ASSETS	133,025,123	148,441,120

NET ASSETS:
Beginning of period	347,309,403	198,868,283
End of period (including undistributed net investment income of $2,047,140 and $5,402,981, respectively)	$480,334,526	$347,309,403

See accompanying notes

6

Delaware VIP Trust — Delaware VIP Emerging Markets Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.240	$18.200	$14.500	$11.180	$6.770	$6.610

Income from investment operations:
Net investment income(2)	0.222	0.457	0.412	0.263	0.210	0.215
Net realized and unrealized gain on investments and foreign currencies	4.049	4.340	3.519	3.388	4.410	0.137
Total from investment operations	4.271	4.797	3.931	3.651	4.620	0.352

Less dividends and distributions from:
Net investment income	(0.419)	(0.243)	(0.051)	(0.331)	(0.210)	(0.192)
Net realized gain on investments	(1.812)	(0.514)	(0.180)	—	—	—
Total dividends and distributions	(2.231)	(0.757)	(0.231)	(0.331)	(0.210)	(0.192)

Net asset value, end of period	$24.280	$22.240	$18.200	$14.500	$11.180	$6.770

Total return(3)	21.10%	27.13%	27.49%	33.47%	70.54%	5.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,687	$189,572	$120,292	$36,966	$14,304	$12,651
Ratio of expenses to average net assets	1.47%	1.51%	1.47%	1.50%	1.49%	1.43%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.49%	1.56%	1.57%	1.63%	1.58%	1.46%
Ratio of net investment income to average net assets	2.01%	2.37%	2.55%	2.15%	2.64%	3.15%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.99%	2.32%	2.45%	2.02%	2.55%	3.12%
Portfolio turnover	111%	67%	18%	34%	71%	39%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

7

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.180	$18.160	$14.480	$11.170	$6.770	$6.610

Income from investment operations:
Net investment income(2)	0.195	0.409	0.372	0.231	0.197	0.204
Net realized and unrealized gain on investments and foreign currencies	4.038	4.328	3.507	3.397	4.402	0.138
Total from investment operations	4.233	4.737	3.879	3.628	4.599	0.342

Less dividends and distributions from:
Net investment income	(0.371)	(0.203)	(0.019)	(0.318)	(0.199)	(0.182)
Net realized gain on investments	(1.812)	(0.514)	(0.180)	—	—	—
Total dividends and distributions	(2.183)	(0.717)	(0.199)	(0.318)	(0.199)	(0.182)

Net asset value, end of period	$24.230	$22.180	$18.160	$14.480	$11.170	$6.770

Total return(3)	20.94%	26.81%	27.11%	33.26%	70.10%	5.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,648	$157,737	$78,576	$12,045	$144	$652
Ratio of expenses to average net assets	1.72%	1.76%	1.72%	1.75%	1.71%	1.58%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.79%	1.86%	1.87%	1.93%	1.83%	1.61%
Ratio of net investment income to average net assets	1.76%	2.12%	2.30%	1.90%	2.42%	3.00%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.69%	2.02%	2.15%	1.72%	2.30%	2.97%
Portfolio turnover	111%	67%	18%	34%	71%	39%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

8

Delaware VIP Trust — Delaware VIP Emerging Markets Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (the “Trust”) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the “Series”). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the Series’ tax positions and has concluded that the adoption of FIN 48 will not impact the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 1.50% of average daily net assets of the Series through April 30, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$470,930	$18,843	$43,623	$11,425

*

DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $9,044 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Series was $35,828. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

10

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$275,104,925
Sales	216,665,333

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$382,489,855	$93,931,514	$(4,232,198)	$89,699,316

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$13,358,323	$5,745,436
Long-term capital gain	23,248,229	4,124,302
	$36,606,552	$9,869,738

*       Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$343,416,679
Undistributed ordinary income	30,754,298
Undistributed long-term capital gains	16,446,816
Unrealized appreciation of investments and foreign currencies	89,716,733
Net assets	$480,334,526

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and capital gain tax. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(491,338)	$491,338

11

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	2,339,868	4,700,048
Service Class	2,114,422	4,637,136
Shares issued upon reinvestment of dividends and distributions:
Standard Class	986,563	310,143
Service Class	807,304	216,640
	6,248,157	9,863,967
Shares repurchased:
Standard Class	(1,151,832)	(3,097,082)
Service Class	(925,469)	(2,070,320)
	(2,077,301)	(5,167,402)
Net increase	4,170,856	4,696,565

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2007.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

12

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series’ website at http://www.delawareinvestments.com; and (iii) on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

13

Delaware VIP Trust — Delaware VIP Emerging Markets Series

Other Series Information

Board Consideration of Delaware VIP Emerging Markets Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Emerging Markets Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% – the second quartile; the next 25% – the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the fourth quartile. The Lipper report further showed that the Series’ total return for the three and five year periods was in the third quartile and first quartile, respectively. The Board noted that the Series’ performance results were mixed. In evaluating the Series’ performance, the Board considered changes made to the Series’ investment team in September 2006. The Board noted that the Series’ relative performance had improved since implementing the personnel changes. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was pleased with management’s efforts to enhance Series performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

14

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered fee waivers in place through April 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

15

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,139.60	0.90%	$4.77
Service Class	1,000.00	1,138.40	1.15%	6.10

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.33	0.90%	$4.51
Service Class	1,000.00	1,019.09	1.15%	5.76

*     “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials

Sector	Percentage of Net Assets
Common Stock	98.76%
Basic Industry/Capital Goods	10.20%
Business Services	7.10%
Consumer Durables	1.81%
Consumer Non-Durables	12.37%
Consumer Services	8.96%
Energy	7.45%
Financials	9.49%
Health Care	15.57%
Technology	24.75%
Transportation	1.06%
Securities Lending Collateral	20.42%
Fixed Rate Notes	7.83%
Variable Rate Notes	12.59%
Total Value of Securities	119.18%
Obligation to Return Securities Lending Collateral	(20.42)%
Receivables and Other Assets Net of Liabilities	1.24%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Coach	2.87%
National Oilwell Varco	2.69%
Marriott International Class A	1.96%
NII Holdings	1.93%
Affiliated Managers Group	1.89%
Bausch & Lomb	1.89%
Allegheny Technologies	1.86%
Nordstrom	1.84%
Compagnie Generale de Geophysique-Veritas ADR	1.82%
Activision	1.81%

2

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Statement of Net Assets

June 30, 2007 (Unaudited)

	Number of Shares	Value
COMMON STOCK–98.76%
Basic Industry/Capital Goods–10.20%
Allegheny Technologies	8,800	$922,944
Joy Global	13,700	799,121
Manitowoc	10,500	843,990
† Mettler-Toledo International	6,700	639,917
Oshkosh Truck	10,500	660,660
Roper Industries	5,900	336,890
* Trinity Industries	19,800	862,092
		5,065,614
Business Services–7.10%
Dun & Bradstreet	6,400	659,072
Expeditors International Washington	16,800	693,840
† Fiserv	12,600	715,680
Paychex	19,200	751,104
† WESCO International	11,700	707,265
		3,526,961
Consumer Durables–1.81%
† Activision	48,100	898,027
		898,027
Consumer Non-Durables–12.37%
† Amazon.com	3,600	246,276
American Eagle Outfitters	16,400	420,824
† Coach	30,100	1,426,439
† Dick’s Sporting Goods	5,500	319,935
Flowers Foods	14,900	497,064
*† J Crew Group	12,400	670,716
Nordstrom	17,900	915,048
Staples	17,700	420,021
† Starbucks	18,300	480,192
*† Urban Outfitters	30,900	742,527
		6,139,042
Consumer Services–8.96%
* Host Hotels & Resorts	20,239	467,926
International Game Technology	18,200	722,540
Marriott International Class A	22,500	972,900
† National CineMedia	5,400	151,254
*† NutriSystem	11,500	803,160
Starwood Hotels & Resorts Worldwide	13,300	892,031
*† Wynn Resorts	4,900	439,481
		4,449,292
Energy–7.45%
† Compagnie Generale de Geophysique- Veritas ADR	18,200	904,722
*† Helix Energy Solutions Group	15,400	614,614
† National Oilwell Varco	12,800	1,334,272
Smith International	14,400	844,416
		3,698,024
Financials–9.49%
*† Affiliated Managers Group	7,300	939,948
AMBAC Financial Group	5,800	505,702
† E Trade Financial	20,700	457,263
† IntercontinentalExchange	1,600	236,560
Legg Mason	5,100	501,738
Lehman Brothers Holdings	10,800	804,816
† OakTree Capital Group	11,000	453,750
People’s United Financial	24,200	429,066
Zions Bancorp	5,000	384,550
		4,713,393
Health Care–15.57%
*† Abraxis BioScience	22,000	489,060
† Barr Pharmaceuticals	14,900	748,427
Bausch & Lomb	13,500	937,440
† Biogen Idec	10,200	545,700
Dade Behring Holdings	14,200	754,304
† DaVita	9,600	517,248
† Express Scripts	5,000	250,050
† Hologic	2,900	160,399
† Invitrogen	10,600	781,750
Manor Care	5,300	346,037
† Medco Health Solutions	10,000	779,900
* Omnicare	11,300	407,478
*† PDL BioPharma	13,000	302,900
*† Regeneron Pharmaceuticals	25,300	453,376
† Sepracor	6,300	258,426
		7,732,495
Technology–24.75%
† Amdocs	12,800	509,696
† American Tower Class A	15,400	646,800
† Broadcom Class A	19,250	563,063
*† Ciena	16,585	599,216
† Citrix Systems	10,400	350,168
† F5 Networks	9,000	725,400
*† Focus Media Holding ADR	16,500	833,250
L-3 Communications Holdings	7,700	749,903
*† Logitech International	27,100	715,169
† MetroPCS Communications	8,900	294,056
† Microsemi	28,800	689,760
* National Semiconductor	25,200	712,404
† NII Holdings	11,900	960,805
† Nuance Communications	30,600	511,938
† Polycom	20,800	698,880
† Riverbed Technology	15,500	679,210
† salesforce.com	17,800	762,908
† SanDisk	11,800	577,492
* Satyam Computer Services ADR	28,600	708,136
		12,288,254
Transportation–1.06%
* Hunt (J.B.) Transport Services	18,000	527,760
		527,760
Total Common Stock (cost $36,434,051)		49,038,862

Total Value of Securities Before Securities Lending Collateral–98.76% (cost $36,434,051)		49,038,862

3

	Principal Amount	Value
SECURITIES LENDING COLLATERAL**–20.42%
Short-Term Investments–20.42%
Fixed Rate Notes–7.83%
Abbey National 5.31% 7/2/07	$399,059	$399,059
American Express Centurion 5.32% 7/30/07	356,303	356,303
BNP Paribas 5.37% 7/2/07	161,524	161,524
Credit Agricole 5.31% 10/4/07	237,535	237,535
Den Danske Bank 5.38% 7/2/07	399,059	399,059
Fortis Bank 5.30% 7/23/07	213,782	213,781
HBOS Treasury Services 5.42% 7/2/07	399,059	399,059
ING Bank
5.31% 7/3/07	142,521	142,521
5.33% 7/9/07	237,535	237,535
M&T 5.34% 7/2/07	399,059	399,059
Royal Bank of Canada 5.31% 7/23/07	356,303	356,303
Societe Generale 5.33% 7/2/07	184,991	184,991
Union Bank of Switzerland 5.33% 7/2/07	399,059	399,059
		3,885,788
• Variable Rate Notes–12.59%
ANZ National 5.32% 7/29/08	47,507	47,507
Australia New Zealand 5.34% 7/29/08	237,535	237,535
Bank of New York 5.32% 7/29/08	190,028	190,028
Bayerische Landesbank 5.37% 7/29/08	237,535	237,535
Bear Stearns 5.38% 12/28/07	332,549	332,549
BNP Paribas 5.33% 7/29/08	237,535	237,535
Calyon 5.33% 8/14/07	118,768	118,768
Canadian Imperial Bank
5.32% 7/29/08	166,275	166,275
5.33% 8/15/07	232,784	232,784
CDC Financial Products 5.43% 7/27/07	308,796	308,796
Citigroup Global Markets 5.45% 7/6/07	308,796	308,796
Commonwealth Bank 5.32% 7/29/08	237,535	237,535
Credit Suisse First Boston 5.32% 3/14/08	237,535	237,535
Deutsche Bank
5.34% 8/20/07	332,549	332,549
5.34% 9/21/07	35,630	35,630
Dexia Bank 5.32% 9/28/07	237,535	237,523
Goldman Sachs Group 5.52% 6/27/08	375,301	375,301
Marshall & Ilsley Bank 5.32% 7/29/08	261,289	261,289
Morgan Stanley 5.56% 7/29/08	308,796	308,796
National Australia Bank 5.31% 7/29/08	294,544	294,544
National Rural Utilities 5.33% 7/29/08	375,306	375,306
Nordea Bank 5.33% 7/29/08	237,535	237,535
Royal Bank of Scotland Group 5.33% 7/29/08	237,535	237,535
Societe Generale 5.31% 7/29/08	118,768	118,767
Sun Trust Bank 5.33% 7/30/07	308,796	308,796
Wells Fargo 5.33% 7/29/08	237,535	237,535
		6,254,284
Total Securities Lending Collateral (cost $10,140,072)		10,140,072

TOTAL VALUE OF SECURITIES–119.18% (cost $46,574,123)		59,178,934	❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(20.42%)		(10,140,072)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.24%		617,039
NET ASSETS APPLICABLE TO 2,314,066 SHARES OUTSTANDING–100.00%		$49,655,901
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($36,283,425 / 1,683,931 Shares)		$21.55
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($13,372,476 / 630,135 Shares)		$21.22
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)		$36,796,876
Accumulated net realized gain on investments		254,214
Net unrealized appreciation of investments		12,604,811
Total net assets		$49,655,901

†	Non-income producing security for the period ended June 30, 2007.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
❖	Includes $9,995,134 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

4

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

ASSETS:
Investments at market (including $9,995,134 of securities loaned)	$49,038,862
Short-term investments held as collateral for loaned securities	10,140,072
Cash	1,852,310
Receivable for securities sold	556,202
Dividends receivable	13,087
Subscriptions receivable	507,941
Other assets	4,801
Total assets	62,113,275

LIABILITIES:
Obligation to return securities lending collateral	10,140,072
Payable for securities purchased	2,133,007
Liquidations payable	111,039
Due to manager and affiliates	52,200
Other accrued expenses	21,056
Total liabilities	12,457,374

Total net assets	$49,655,901
Investments at cost	$36,434,051

Cost of short-term investments held as collateral for loaned securities	$10,140,072

See accompanying notes

5

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$107,783
Interest	7,020
Securities lending income	19,329
134,132
EXPENSES:
Management fees	189,549
Distribution expenses – Service Class	18,816
Accounting and administration expenses	10,109
Reports and statements to shareholders	9,782
Audit and tax	7,423
Legal fees	3,022
Dividend disbursing and transfer agent fees and expenses	2,528
Custodian fees	1,373
Trustees’ fees and benefits	1,254
Insurance fees	631
Consulting fees	413
Pricing fees	282
Taxes (other than taxes on income)	93
Trustees’ expenses	80
Dues and services	45
Registration fees	30
245,430
Less waiver of distribution expenses – Service Class	(3,136)
Less expense paid indirectly	(65)
Total operating expenses	242,229

NET INVESTMENT LOSS	(108,097)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	5,087,311
Net change in unrealized appreciation/depreciation of investments	1,652,875

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,740,186

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,632,089

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07 (Unaudited)	Year Ended 12/31/06
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(108,097)	$(94,468)
Net realized gain on investments	5,087,311	6,652,389
Net change in unrealized appreciation/ depreciation of investments	1,652,875	(3,075,782)
Net increase in net assets resulting from operations	6,632,089	3,482,139

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,300,250	38,229,325
Service Class	1,019,660	12,382,384
	2,319,910	50,611,709
Cost of shares repurchased:
Standard Class	(8,875,192)	(48,030,272)
Service Class	(1,476,269)	(15,056,667)
	(10,351,461)	(63,086,939)
Decrease in net assets derived from capital share transactions	(8,031,551)	(12,475,230)

NET DECREASE IN NET ASSETS	(1,399,462)	(8,993,091)

NET ASSETS:
Beginning of period	51,055,363	60,048,454
End of period (there was no undistributed net investment income at either period end)	$49,655,901	$51,055,363

See accompanying notes

6

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$18.910	$17.780	$15.960	$14.190	$10.060	$15.010

Income (loss) from investment operations:
Net investment loss(2)	(0.037)	(0.021)	(0.056)	(0.031)	(0.032)	(0.025)
Net realized and unrealized gain (loss) on investments	2.677	1.151	1.876	1.801	4.162	(3.351)
Total from investment operations	2.640	1.130	1.820	1.770	4.130	(3.376)

Less dividends and distributions from:
Return of capital	—	—	—	—	—	(1.574)
Total dividends and distributions	—	—	—	—	—	(1.574)

Net asset value, end of period	$21.550	$18.910	$17.780	$15.960	$14.190	$10.060

Total return(3)	13.96%	6.36%	11.40%	12.47%	41.05%	(24.94)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,284	$38,859	$46,000	$56,875	$65,368	$60,964
Ratio of expenses to average net assets	0.90%	0.91%	0.90%	0.84%	0.85%	0.87%
Ratio of net investment loss to average net assets	(0.37)%	(0.11)%	(0.35)%	(0.21)%	(0.27)%	(0.21)%
Portfolio turnover	85%	67%	75%	94%	94%	88%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

7

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$18.640	$17.580	$15.810	$14.100	$10.010	$14.970

Income (loss) from investment operations:
Net investment loss(2)	(0.062)	(0.066)	(0.096)	(0.066)	(0.058)	(0.043)
Net realized and unrealized gain (loss) on investments	2.642	1.126	1.866	1.776	4.148	(3.343)
Total from investment operations	2.580	1.060	1.770	1.710	4.090	(3.386)

Less dividends and distributions from:
Return of capital	—	—	—	—	—	(1.574)
Total dividends and distributions	—	—	—	—	—	(1.574)

Net asset value, end of period	$21.220	$18.640	$17.580	$15.810	$14.100	$10.010

Total return(3)	13.84%	6.03%	11.20%	12.13%	40.86%	(25.09)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,372	$12,196	$14,048	$15,082	$16,906	$15,275
Ratio of expenses to average net assets	1.15%	1.16%	1.15%	1.09%	1.07%	1.02%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.20%	1.21%	1.20%	1.14%	1.10%	1.02%
Ratio of net investment loss to average net assets	(0.62)%	(0.36)%	(0.60)%	(0.46)%	(0.49)%	(0.36)%
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.67)%	(0.41)%	(0.65)%	(0.51)%	(0.52)%	(0.36)%
Portfolio turnover	85%	67%	75%	94%	94%	88%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

8

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

9

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $663 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.95% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable To DDLP	Other Expenses Payable to DMC and Affiliates*
$31,029	$2,638	$2,685	$15,848

*     DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $1,144 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $6,312. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

10

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$21,290,436
Sales	29,761,510

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$46,721,159	$13,108,515	$(650,740)	$12,457,775

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$36,796,876
Capital loss carryforwards as of 12/31/06	(4,767,587)
Realized gains 1/1/07 – 6/30/07	5,168,837
Unrealized appreciation of investments	12,457,775
Net assets	$49,655,901

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated Net Investment Loss	Paid-in Capital
$108,097	$(108,097)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $4,767,587 remaining at December 31, 2006 will expire in 2010.

For the six months ended June 30, 2007, the Series had capital gains of $5,168,837, which may reduce the capital loss carryforwards.

11

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	64,076	2,215,596
Service Class	49,399	725,687
	113,475	2,941,283
Shares repurchased:
Standard Class	(435,548)	(2,747,292)
Service Class	(73,461)	(870,649)
	(509,009)	(3,617,941)
Net decrease	(395,534)	(676,658)

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $9,995,134, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

12

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

13

Delaware VIP Trust — Delaware VIP Growth Opportunities Series

Other Series Information

Board Consideration of Delaware VIP Growth Opportunities Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Growth Opportunities Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one and three year periods was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the five and ten year periods was in the second quartile. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward median, which was acceptable. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

14

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

15

Delaware VIP Trust — Delaware VIP High Yield Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,041.80	0.75%	$3.80
Service Class	1,000.00	1,039.30	1.00%	5.06

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*       “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP High Yield Series

Sector Allocation and Credit Quality Breakdown

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Commercial Mortgage-Backed Securities	0.38%
Corporate Bonds	77.14%
Basic Industry	9.37%
Brokerage	2.10%
Capital Goods	4.73%
Consumer Cyclical	7.29%
Consumer Non-Cyclical	4.52%
Energy	8.29%
Finance & Investments	0.39%
Media	7.79%
Real Estate	1.64%
Services Cyclical	11.66%
Services Non-Cyclical	5.66%
Technology & Electronics	2.37%
Telecommunications	8.18%
Utilities	3.15%
Convertible Bonds	0.26%
Emerging Market Bonds	0.31%
Senior Secured Loans	4.32%
Common Stock	1.19%
Warrants	0.00%
Discount Note	15.37%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	16.39%
BBB	1.83%
BB	12.29%
B	52.75%
CCC	13.70%
D	0.35%
Not Rated	2.69%
Total	100.00%

2

Delaware VIP Trust — Delaware VIP High Yield Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Principal Amount (U.S. $)	Value (U.S. $)
	COMMERCIAL MORTGAGE-BACKED SECURITIES–0.38%
#	First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	$1,375,000	$1,363,417
	Total Commercial Mortgage-Backed Securities (cost $1,395,571)		1,363,417

	CORPORATE BONDS–77.14%
	Basic Industry–9.37%
	AK Steel 7.875% 2/15/09	541,000	542,353
	Bowater
	6.50% 6/15/13	800,000	699,000
	9.00% 8/1/09	900,000	918,000
	9.50% 10/15/12	2,200,000	2,178,000
	Bowater Canada Finance 7.95% 11/15/11	1,050,000	993,563
	Catalyst Paper 8.625% 6/15/11	3,565,000	3,466,962
	Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,850,000	1,956,375
	Georgia-Pacific 8.875% 5/15/31	3,320,000	3,328,299
	Hexion US Finance 9.75% 11/15/14	2,375,000	2,470,000
	Lyondell Chemical
	8.00% 9/15/14	2,450,000	2,529,625
	8.25% 9/15/16	2,140,000	2,247,000
	10.50% 6/1/13	190,000	206,150
#	Momentive Performance Materials 144A 9.75% 12/1/14	1,575,000	1,598,625
‡#	Port Townsend Paper 144A 11.00% 4/15/11	1,905,000	847,725
	Potlatch 13.00% 12/1/09	2,000,000	2,261,264
#	Sappi Papier Holding 144A 7.50% 6/15/32	2,920,000	2,687,364
‡	Solutia 6.72% 10/15/37	1,570,000	1,424,775
#	Steel Dynamics 144A 6.75% 4/1/15	725,000	714,125
#	Tube City IMS 144A 9.75% 2/1/15	1,575,000	1,622,250
	Witco 6.875% 2/1/26	580,000	484,300
			33,175,755
	Brokerage–2.10%
	E Trade Financial 8.00% 6/15/11	2,000,000	2,060,000
#	HUB International Holdings 10.25% 6/15/15	670,000	648,225
	LaBranche
	9.50% 5/15/09	1,290,000	1,341,600
	11.00% 5/15/12	3,170,000	3,376,050
			7,425,875
	Capital Goods–4.73%
	Armor Holdings 8.25% 8/15/13	1,075,000	1,136,813
	Baldor Electric 8.625% 2/15/17	600,000	637,500
	Berry Plastics Holding 8.875% 9/15/14	1,950,000	1,984,125
	CPG International 10.50% 7/1/13	1,275,000	1,313,250
	Graham Packaging 9.875% 10/15/14	1,050,000	1,067,063
	Greenbrier 8.375% 5/15/15	295,000	298,688
#	Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	1,280,000	1,340,800
	Interface 10.375% 2/1/10	2,125,000	2,294,999
	Intertape Polymer 8.50% 8/1/14	1,160,000	1,154,200
#	Mueller Water Products 144A 7.375% 6/1/17	445,000	443,491
	RBS Global & Rexnord 11.75% 8/1/16	1,600,000	1,728,000
	Smurfit-Stone Container Enterprises 8.00% 3/15/17	1,515,000	1,477,125
	Trimas 9.875% 6/15/12	1,831,000	1,890,508
			16,766,562
	Consumer Cyclical–7.29%
	Accuride 8.50% 2/1/15	875,000	868,438
	Carrols 9.00% 1/15/13	2,905,000	2,875,949
#	Claire’s Stores 144A 9.25% 6/1/15	425,000	405,875
	Denny’s 10.00% 10/1/12	1,750,000	1,855,000
	Ford Motor Credit
	7.375% 10/28/09	1,450,000	1,440,104
	7.80% 6/1/12	1,525,000	1,489,164
•	8.105% 1/13/12	750,000	748,800
	General Motors 8.375% 7/15/33	3,450,000	3,165,374
#	Goodyear Tire & Rubber 144A 8.625% 12/1/11	1,282,000	1,355,715
#	KAR Holdings 144A 10.00% 5/1/15	2,650,000	2,597,000
	Lear 8.75% 12/1/16	1,400,000	1,340,500
#	Michaels Stores 144A 11.375% 11/1/16	700,000	735,000
	Neiman Marcus Group PIK 9.00% 10/15/15	1,475,000	1,585,625
	NPC International 9.50% 5/1/14	1,700,000	1,657,500
#	OSI Restaurant Partners 144A 10.00% 6/15/15	675,000	648,000
#	TRW Automotive 144A
	7.00% 3/15/14	1,175,000	1,125,063
	7.25% 3/15/17	175,000	167,563
#	Vitro 144A 9.125% 2/1/17	1,705,000	1,756,150
			25,816,820
	Consumer Non-Cyclical–4.52%
	Chiquita Brands International 8.875% 12/1/15	1,350,000	1,280,813
	Constellation Brands 8.125% 1/15/12	1,950,000	1,993,875
	DEL Laboratories 8.00% 2/1/12	1,555,000	1,500,575
	National Beef Packing 10.50% 8/1/11	2,175,000	2,272,875
	Pilgrim’s Pride
	8.375% 5/1/17	4,370,000	4,348,150
	9.625% 9/15/11	1,665,000	1,731,600
#	Pinnacle Foods Finance 144A 10.625% 4/1/17	1,970,000	1,905,975
	Smithfield Foods 7.75% 7/1/17	375,000	376,875
	True Temper Sports 8.375% 9/15/11	700,000	616,000
			16,026,738

3

		Principal Amount (U.S. $)	Value (U.S. $)
	CORPORATE BONDS (continued)
	Energy–8.29%
	Bluewater Finance 10.25% 2/15/12	$985,000	$1,031,788
	Chesapeake Energy 6.625% 1/15/16	595,000	575,663
	Compton Petroleum Finance 7.625% 12/1/13	2,525,000	2,506,062
#	Dynergy Holdings 144A 7.75% 6/1/19	740,000	691,900
	El Paso 7.00% 6/15/17	600,000	596,426
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	975,000	1,009,125
#	Energy Partners 144A 9.75% 4/15/14	890,000	887,775
	Geophysique-Veritas
	7.50% 5/15/15	215,000	216,075
	7.75% 5/15/17	890,000	905,575
#	Hilcorp Energy I 144A
	7.75% 11/1/15	2,325,000	2,266,874
	9.00% 6/1/16	1,475,000	1,534,000
	Inergy Finance
	6.875% 12/15/14	810,000	771,525
	8.25% 3/1/16	375,000	387,188
#	Lukoil International Finance 144A
	6.356% 6/7/17	110,000	106,645
	6.656% 6/7/22	110,000	106,975
	Mariner Energy 8.00% 5/15/17	1,200,000	1,197,000
	Massey Energy 6.625% 11/15/10	430,000	425,700
#	OPTI Canada 144A
	7.875% 12/15/14	525,000	527,625
	8.25% 12/15/14	775,000	790,500
	PetroHawk Energy 9.125% 7/15/13	2,295,000	2,438,437
	Plains Exploration & Production 7.00% 3/15/17	985,000	938,213
#	Regency Energy Partners 144A 8.375% 12/15/13	1,775,000	1,837,125
•	Secunda International 13.356% 9/1/12	1,125,000	1,170,000
#	Seitel 144A 9.75% 2/15/14	1,550,000	1,542,250
#	Stallion Oilfield Services144A 9.75% 2/1/15	1,625,000	1,665,625
	TNK-BP Finance 6.625% 3/20/17	965,000	937,835
#	VeraSun Energy 144A 9.375% 6/1/17	1,500,000	1,402,500
	Whiting Petroleum 7.25% 5/1/13	935,000	892,925
			29,359,331
	Finance & Investments–0.39%
#	ABH Financial 144A 8.20% 6/25/12	490,000	490,000
#	TemirBank 144A 9.50% 5/21/14	910,000	898,625
			1,388,625
	Media–7.79%
	CCH I Holdings 13.50% 1/15/14	4,139,000	4,268,344
	Charter Communications Holdings 13.50% 1/15/11	4,225,000	4,399,281
	Dex Media West 9.875% 8/15/13	1,575,000	1,693,125
	Idearc 8.00% 11/15/16	1,225,000	1,243,375
	Insight Midwest 9.75% 10/1/09	2,025,000	2,045,250
	Mediacom Capital 9.50% 1/15/13	6,000,000	6,150,000
=	Porttown 10.82% 9/30/07	855,263	846,711
#	Quebecor World 144A 9.75% 1/15/15	1,865,000	1,897,638
	RH Donnelley 8.875% 1/15/16	900,000	940,500
#	Univision Communications PIK 144A 9.75% 3/15/15	2,270,000	2,252,975
	Vertis 10.875% 6/15/09	550,000	541,750
	WMG Acquisition 7.375% 4/15/14	1,395,000	1,304,325
			27,583,274
	Real Estate–1.64%
	American Real Estate Partners 8.125% 6/1/12	950,000	958,313
	BF Saul REIT 7.50% 3/1/14	2,625,000	2,647,968
#	Realogy 144A 12.375% 4/15/15	1,410,000	1,290,150
	Rouse 7.20% 9/15/12	875,000	902,413
			5,798,844
	Services Cyclical–11.66%
#	Aramark 144A 8.50% 2/1/15	1,650,000	1,687,125
#	Bristow Group 144A 7.50% 9/15/17	1,360,000	1,370,200
	Corrections Corporation of America 7.50% 5/1/11	720,000	733,500
	FTI Consulting 7.625% 6/15/13	2,225,000	2,263,938
#	Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,900,000	3,131,999
	Gaylord Entertainment 8.00% 11/15/13	1,725,000	1,757,344
	Global Cash Access 8.75% 3/15/12	760,000	792,300
	Harrah’s Operating 6.50% 6/1/16	995,000	832,154
	Hertz 8.875% 1/1/14	1,350,000	1,414,125
¶	H-Lines Finance Holding 11.00% 4/1/13	2,950,000	2,905,750
	Horizon Lines 9.00% 11/1/12	1,150,000	1,221,875
	Isle of Capri Casinos 9.00% 3/15/12	630,000	659,925
	Kansas City Southern de Mexico 9.375% 5/1/12	2,350,000	2,526,250
	Kansas City Southern Railway 9.50% 10/1/08	1,100,000	1,144,000
	Majestic Star Casino 9.50% 10/15/10	2,450,000	2,560,250
	Mandalay Resort Group
	9.375% 2/15/10	625,000	662,500
	9.50% 8/1/08	1,475,000	1,526,625
#	Mobile Services Group 144A 9.75% 8/1/14	1,150,000	1,230,500
#	Penhall International 144A 12.00% 8/1/14	1,175,000	1,274,875
#	Pokagon Gaming Authority 144A 10.375% 6/15/14	2,635,000	2,918,262
#	Rental Service 144A 9.50% 12/1/14	2,700,000	2,767,500
	Seabulk International 9.50% 8/15/13	865,000	928,794
	Station Casinos 6.625% 3/15/18	1,280,000	1,107,200
¶	Town Sports International 11.00% 2/1/14	1,125,000	1,040,625
	Wheeling Island Gaming 10.125% 12/15/09	2,775,000	2,823,563
			41,281,179

4

		Principal Amount (U.S. $)	Value (U.S. $)
	CORPORATE BONDS (continued)
	Services Non-Cyclical–5.66%
#	Aleris International 144A 10.00% 12/15/16	$1,375,000	$1,371,563
	Allied Waste North America 9.25% 9/1/12	50,000	52,563
	Casella Waste Systems 9.75% 2/1/13	3,550,000	3,700,874
	Geo Sub 11.00% 5/15/12	1,450,000	1,479,000
	HCA 6.50% 2/15/16	1,475,000	1,255,594
#	HCA PIK 144A 9.625% 11/15/16	140,000	150,850
	Healthsouth 10.75% 6/15/16	2,375,000	2,588,749
#	Universal Hospital Services PIK 144A 8.50% 6/1/15	1,150,000	1,144,250
	US Oncology
	9.00% 8/15/12	395,000	408,825
	10.75% 8/15/14	1,250,000	1,343,750
#	US Oncology Holdings PIK 144A 9.797% 3/15/12	2,335,000	2,305,813
¶	Vanguard Health Holding 11.25% 10/1/15	2,730,000	2,238,600
	WCA Waste 9.25% 6/15/14	1,925,000	2,011,625
			20,052,056
	Technology & Electronics–2.37%
#	Freescale Semiconductor 144A 10.125% 12/15/16	4,405,000	4,162,725
	MagnaChip Semiconductor 8.00% 12/15/14	3,600,000	2,646,000
	Solectron Global Finance 8.00% 3/15/16	1,215,000	1,306,125
	Sungard Data Systems 10.25% 8/15/15	280,000	297,500
			8,412,350
	Telecommunications–8.18%
‡	Allegiance Telecom 11.75% 2/15/08	565,000	259,900
	American Tower 7.125% 10/15/12	1,700,000	1,746,750
#	Broadview Networks Holdings 144A 11.375% 9/1/12	1,805,000	1,922,325
•	Centennial Communications 11.099% 1/1/13	1,560,000	1,638,000
	Cricket Communications 9.375% 11/1/14	2,650,000	2,749,375
#	Digicel 144A 9.25% 9/1/12	1,595,000	1,688,706
#•	Hellas Telecommunications Luxembourg II 144A 11.106% 1/15/15	2,565,000	2,654,775
	Hughes Network Systems/Finance 9.50% 4/15/14	4,075,000	4,278,749
¶	Inmarsat Finance 10.375% 11/15/12	2,000,000	1,917,500
#	Level 3 Financing 144A 8.75% 2/15/17	1,625,000	1,614,844
#	MetroPCS Wireless 144A 9.25% 11/1/14	75,000	77,813
#	PAETEC Holding 144A 9.50% 7/15/15	750,000	760,313
	Qwest
	7.50% 10/1/14	1,425,000	1,467,750
•	8.61% 6/15/13	1,100,000	1,199,000
	Rural Cellular
	9.875% 2/1/10	1,685,000	1,769,250
•	11.106% 11/1/12	475,000	491,625
	Time Warner Telecom Holdings 9.25% 2/15/14	900,000	958,500
	Triton PCS 8.50% 6/1/13	350,000	359,625
	Virgin Media Finance 9.125% 8/15/16	1,340,000	1,410,350
			28,965,150
	Utilities–3.15%
	Avista 9.75% 6/1/08	680,000	705,199
•‡#	Calpine 144A 11.11% 7/15/07	1,177,692	1,249,826
	Elwood Energy 8.159% 7/5/26	1,943,026	2,050,401
	Midwest Generation 8.30% 7/2/09	1,137,765	1,160,520
	Mirant Americas Generation 8.30% 5/1/11	2,400,000	2,490,000
	Mirant North America 7.375% 12/31/13	1,810,000	1,859,775
	Orion Power Holdings 12.00% 5/1/10	1,440,000	1,634,400
			11,150,121
	Total Corporate Bonds (cost $272,871,614)		273,202,680

	CONVERTIBLE BONDS–0.26%
	Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36	725,000	911,688
	Total Convertible Bonds (cost $760,219)		911,688

	EMERGING MARKET BONDS–0.31%
#	True Move 144A 10.75% 12/16/13	1,050,000	1,118,250
	Total Emerging Market Bonds (cost $1,047,860)		1,118,250

@«	SENIOR SECURED LOANS–4.32%
	Claire’s Stores 8.36% 5/7/14	325,000	322,564
	Community Health 9.36% 4/10/08	1,900,000	1,895,250
	Fontainbleau Nevada Resorts 8.67% 6/6/14	225,000	225,281
	Ford Motor 8.36% 11/29/13	1,691,500	1,701,784
	General Motors 7.725% 11/17/13	748,125	755,139
	Goodyear Tire & Rubber 7.10% 4/30/10	775,000	769,188
	HCA 7.60% 11/17/13	895,500	902,131
	Hub International 7.86% 6/13/14	200,000	200,063
	Sirius Satellite Radio 7.61% 6/20/12	425,000	426,330
	Spirit Finance 8.36% 5/23/13	750,000	751,879
	Talecris Biotherapeutics 11.86% 12/6/14	1,075,000	1,112,625
	Telesat Canada 9.00% 2/14/08	2,500,000	2,500,000
	Tribune 8.698% 5/30/14	525,000	521,063
	Univision Communications 7.60% 9/15/14	700,000	686,550
	Wind Acquisition 1.26% 12/7/11	2,445,000	2,518,349
	Total Senior Secured Loans (cost $15,174,493)		15,288,196

5

		Number of Shares	Value (U.S. $)
	COMMON STOCK–1.19%
†	Adelphia Recovery Trust Series Arahova	1,226,549	$647,618
@=†p	Avado Brands	1,813	0
†	Century Communications	2,820,000	2,644
†	Charter Communications Class A	58,900	238,545
†	Foster Wheeler	12,515	1,338,965
†	Mirant	18,564	791,755
†	Petrojarl ADR	2,484	29,440
†	Petroleum Geo-Services ADR	7,452	183,841
†	Time Warner Cable Class A	25,252	989,112
†	USGen	475,000	0
	Total Common Stock (cost $2,385,028)		4,221,920
	WARRANTS–0.00%
†#	Solutia 144A, exercise price $7.59, expiration date 7/15/09	850	0
	Total Warrants (cost $72,431)		0

		Principal Amount (U.S. $)
^	DISCOUNT NOTE–15.37%
	Federal Home Loan Bank 4.802% 7/2/07	$54,434,000	54,426,742
	Total Discount Note (cost $54,426,742)		54,426,742

TOTAL VALUE OF SECURITIES–98.97% (cost $348,133,958)	350,532,893
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	3,639,134
NET ASSETS APPLICABLE TO 58,769,741 SHARES OUTSTANDING–100.00%	$354,172,027
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($127,293,133 / 21,105,056 Shares)	$6.03
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($226,878,894 / 37,664,685 Shares)	$6.02
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$378,382,399
Undistributed net investment income	12,876,706
Accumulated net realized loss on investments	(39,486,013)
Net unrealized appreciation of investments	2,398,935
Total net assets	$354,172,027

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $77,761,879, which represented 21.96% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”

p

Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2007, the aggregate amount of the restricted security equaled $0, or 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”

†	Non-income producing security for the period ended June 30, 2007.
‡	Non-income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2007, the aggregate amount of fair valued securities equaled $846,711, which represented 0.24% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $15,288,196, which represented 4.32% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:

ADR – American Depositary Receipts

CBO – Collateralized Bond Obligation

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

See accompanying notes

6

Delaware VIP Trust —
Delaware VIP High Yield Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$13,785,514
Dividends	11,302
13,796,816
EXPENSES:
Management fees	1,066,937
Distribution expenses – Service Class	317,400
Accounting and administration expenses	65,658
Reports and statements to shareholders	22,348
Legal fees	21,874
Dividend disbursing and transfer agent fees and expenses	16,415
Audit and tax	13,232
Trustees’ fees and benefits	8,020
Insurance fees	4,555
Consulting fees	2,569
Custodian fees	2,246
Pricing fees	2,027
Dues and services	656
Taxes (other than taxes on income)	555
Trustees’ expenses	507
Registration fees	76
1,545,075
Less expenses absorbed or waived	(10)
Less waiver of distribution expenses – Service Class	(52,900)
Less expense paid indirectly	(1,676)
Total operating expenses	1,490,489

NET INVESTMENT INCOME	12,306,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,490,172
Net change in unrealized appreciation/depreciation of investments	(5,160,412)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	329,760

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,636,087

Delaware VIP Trust —
Delaware VIP High Yield Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,306,327	$20,738,501
Net realized gain on investments	5,490,172	342,427
Net change in unrealized appreciation/ depreciation of investments	(5,160,412)	9,806,997
Net increase in net assets resulting from operations	12,636,087	30,887,925

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,721,397)	(5,223,811)
Service Class	(13,348,959)	(10,890,450)
	(21,070,356)	(16,114,261)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,299,981	65,283,017
Service Class	41,607,678	64,586,970
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	7,721,397	5,223,811
Service Class	13,348,959	10,890,450
	91,978,015	145,984,248
Cost of shares repurchased:
Standard Class	(12,113,673)	(40,279,258)
Service Class	(23,602,115)	(46,658,029)
	(35,715,788)	(86,937,287)
Increase in net assets derived from capital share transactions	56,262,227	59,046,961

NET INCREASE IN NET ASSETS	47,827,958	73,820,625

NET ASSETS:
Beginning of period	306,344,069	232,523,444
End of period (including undistributed net investment income of $12,876,706 and $21,003,046, respectively)	$354,172,027	$306,344,069

See accompanying notes

7

Delaware VIP Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$6.200	$5.910	$6.110	$5.690	$4.790	$5.220

Income (loss) from investment operations:
Net investment income(2)	0.234	0.473	0.434	0.437	0.489	0.517
Net realized and unrealized gain (loss) on investments and foreign currencies	0.020	0.226	(0.227)	0.332	0.804	(0.413)
Total from investment operations	0.254	0.699	0.207	0.769	1.293	0.104

Less dividends and distributions from:
Net investment income	(0.424)	(0.409)	(0.407)	(0.349)	(0.393)	(0.534)
Total dividends and distributions	(0.424)	(0.409)	(0.407)	(0.349)	(0.393)	(0.534)

Net asset value, end of period	$6.030	$6.200	$5.910	$6.110	$5.690	$4.790

Total return(3)	4.18%	12.45%	3.59%	14.25%	28.74%	1.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,293	$105,576	$70,139	$65,418	$71,061	$48,089
Ratio of expenses to average net assets	0.75%	0.78%	0.78%	0.75%	0.77%	0.78%
Ratio of net investment income to average net assets	7.66%	8.01%	7.39%	7.66%	9.33%	10.96%
Portfolio turnover	144%	132%	162%	429%	716%	587%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

8

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$6.190	$5.900	$6.100	$5.680	$4.780	$5.220

Income (loss) from investment operations:
Net investment income(2)	0.226	0.458	0.419	0.423	0.477	0.510
Net realized and unrealized gain (loss) on investments and foreign currencies	0.013	0.226	(0.226)	0.334	0.809	(0.424)
Total from investment operations	0.239	0.684	0.193	0.757	1.286	0.086

Less dividends and distributions from:
Net investment income	(0.409)	(0.394)	(0.393)	(0.337)	(0.386)	(0.526)
Total dividends and distributions	(0.409)	(0.394)	(0.393)	(0.337)	(0.386)	(0.526)

Net asset value, end of period	$6.020	$6.190	$5.900	$6.100	$5.680	$4.780

Total return(3)	3.93%	12.19%	3.34%	14.02%	28.61%	1.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,879	$200,768	$162,384	$130,983	$68,295	$13,529
Ratio of expenses to average net assets	1.00%	1.03%	1.03%	1.00%	0.99%	0.93%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.05%	1.08%	1.08%	1.05%	1.02%	0.93%
Ratio of net investment income to average net assets	7.41%	7.76%	7.14%	7.41%	9.11%	10.81%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	7.36%	7.71%	7.09%	7.36%	9.08%	10.81%
Portfolio turnover	144%	132%	162%	429%	716%	587%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

9

Delaware VIP Trust — Delaware VIP High Yield Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 0.74% of average daily net assets of the Series through April 30, 2008. Prior to May 1, 2007, the expense limitation was 0.78% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$ 189,011	$14,544	$46,614	$12,570

*       DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $7,550 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $34,982. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

11

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$219,537,171
Sales	223,169,690

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$ 349,047,478	$7,367,522	$(5,882,107)	$1,485,415

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$21,070,356	$16,114,261

*  Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$378,382,399
Undistributed ordinary income	12,926,734
Capital loss carryforwards as of 12/31/06	(42,615,340)
Realized gains 1/1/07 – 6/30/07	3,992,819
Unrealized appreciation of investments	1,485,415
Net assets	$354,172,027

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of interest accrual on defaulted bonds and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, contingent payment debt instruments and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$ 637,689	$(637,689)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $19,963,415 expires in 2008; $18,082,790 expires in 2009; and $4,569,135 expires in 2010.

For the six months ended June 30, 2007, the Series had capital gains of $3,992,819, which may reduce the capital loss carryforwards.

12

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	4,749,590	11,147,480
Service Class	6,790,751	10,971,704
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,295,536	918,069
Service Class	2,239,758	1,917,333
	15,075,635	24,954,586
Shares repurchased:
Standard Class	(1,965,065)	(6,900,107)
Service Class	(3,818,045)	(7,953,893)
	(5,783,110)	(14,854,000)
Net increase	9,292,525	10,100,586

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 9, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

13

Delaware VIP Trust — Delaware VIP High Yield Series
Other Series Information

Board Consideration of Delaware VIP High Yield Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP High Yield Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one, three and five year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the ten year period was in the fourth quartile. The Board was satisfied with the improved performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Series’ management fee, but noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through April 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

14

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

15

Delaware VIP Trust — Delaware VIP International Value Equity Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,115.40	0.99%	$5.19
Service Class	1,000.00	1,114.20	1.24%	6.50

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.89	0.99%	$4.96
Service Class	1,000.00	1,018.65	1.24%	6.21

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP International Value Equity Series

Country and Sector Allocations

As of June 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Series materials.

Country	Percentage of Net Assets
Common Stock	98.55%
Australia	3.99%
Belgium	1.92%
Canada	3.12%
Denmark	2.38%
Finland	4.46%
France	15.33%
Germany	4.90%
Hong Kong	3.90%
Japan	18.34%
Mexico	3.77%
Netherlands	4.80%
Republic of Korea	1.95%
Sweden	2.09%
Switzerland	1.93%
United Kingdom	25.67%
Discount Note	0.95%
Securities Lending Collateral	20.66%
Fixed Rate Notes	7.94%
Variable Rate Notes	12.72%
Total Value of Securities	120.16%
Obligation to Return Securities Lending Collateral	(20.66)%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

Sector	Percentage of Net Assets
Consumer Discretionary	23.74%
Consumer Staples	5.74%
Energy	5.76%
Financials	18.03%
Health Care	12.32%
Industrials	7.58%
Information Technology	11.19%
Materials	6.18%
Telecommunication Services	8.01%
Total	98.55%

2

Delaware VIP Trust — Delaware VIP International Value Equity Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value (U.S. $)
	COMMON STOCK–98.55%r
	Australia–3.99%
*	Coca-Cola Amatil	500,804	$4,050,748
	Telstra	469,737	1,828,043
	Telstra-Receipt	451,484	1,190,479
			7,069,270
	Belgium–1.92%
*	Dexia	108,183	3,398,540
			3,398,540
	Canada–3.12%
†	CGI Group Class A	492,971	5,528,863
			5,528,863
	Denmark–2.38%
	Novo Nordisk Class B	38,660	4,218,720
			4,218,720
	Finland–4.46%
	Nokia	154,258	4,344,883
*	TietoEnator	110,446	3,572,779
			7,917,662
	France–15.33%
*	AXA	79,395	3,439,831
*	Cia de Saint-Gobain	33,950	3,830,962
	Lafarge	23,026	4,219,835
*	Lagardere	36,001	3,140,478
*	Publicis Groupe	72,111	3,186,713
*	Sanofi-Aventis	48,214	3,921,985
	Total	66,822	5,450,129
			27,189,933
	Germany–4.90%
*	Bayerische Motoren Werke	66,648	4,299,317
*	Metro	52,902	4,382,094
			8,681,411
	Hong Kong–3.90%
	Esprit Holdings	273,393	3,468,460
	Techtronic Industries	2,582,359	3,447,901
			6,916,361
	Japan–18.34%
*	Asahi Glass	277,000	3,743,427
*	Canon	59,680	3,504,317
*	Don Quijote	199,300	3,997,980
	Fujitsu	393,000	2,898,109
*	Honda Motor	67,900	2,481,524
	Mitsubishi UFJ Financial Group	264	2,915,943
	Nissan Motor	325,000	3,486,763
	NTT DoCoMo	2,014	3,189,557
	Ono Pharmaceutical	62,500	3,314,587
*	Terumo	77,600	2,999,887
			32,532,094
	Mexico–3.77%
	Cemex ADR	86,398	3,188,086
	Telefonos de Mexico ADR	92,416	3,501,642
			6,689,728
	Netherlands–4.80%
	ING Groep CVA	100,951	4,480,333
	Koninklijke Philips Electronics	94,222	4,024,830
			8,505,163
	Republic of Korea–1.95%
	Kookmin Bank	39,295	$3,449,514
			3,449,514
	Sweden–2.09%
	Nordea Bank	236,304	3,714,276
			3,714,276
	Switzerland–1.93%
	Novartis	60,669	3,427,206
			3,427,206
	United Kingdom–25.67%
	AstraZeneca	73,655	3,966,855
	BP	393,784	4,768,270
†	British Airways	304,627	2,558,525
	Greggs	17,708	1,750,947
	HBOS	153,936	3,044,821
	Kesa Electricals	620,201	3,923,091
	Rio Tinto	46,262	3,557,092
	Royal Bank of Scotland Group	308,194	3,920,632
	Standard Chartered	110,033	3,599,394
	Tomkins	632,677	3,306,421
	Travis Perkins	82,739	3,155,154
	Vodafone Group	1,335,228	4,496,490
	WPP Group	231,497	3,477,221
			45,524,913
	Total Common Stock (cost $145,361,931)		174,763,654

		Principal Amount
^	DISCOUNT NOTE–0.95%
	Federal Home Loan Bank 4.802% 7/2/07	$1,687,000	1,686,775
	Total Discount Note (cost $1,686,775)		1,686,775

	Total Value of Securities Before Securities Lending Collateral–99.50% (cost $147,048,706)		176,450,429

	SECURITIES LENDING COLLATERAL**–20.66%
	Short-Term Investments–20.66%
	Fixed Rate Notes–7.94%
	Abbey National 5.31% 7/2/07	1,514,025	1,514,025
	American Express Centurion 5.32% 7/30/07	1,284,495	1,284,495
	BNP Paribas 5.37% 7/2/07	582,305	582,305
	Credit Agricole 5.31% 10/4/07	856,330	856,330
	Den Danske Bank 5.38% 7/2/07	1,438,635	1,438,635
	Fortis Bank 5.30% 7/23/07	770,697	770,697
	HBOS Treasury Services 5.42% 7/2/07	1,438,635	1,438,635
	ING Bank 5.31% 7/3/07	513,798	513,798
	ING Bank 5.33% 7/9/07	856,330	856,330

3

	Principal Amount	Value (U.S. $)
SECURITIES LENDING COLLATERAL (continued)
Short-Term Investments (continued)
Fixed Rate Notes (continued)
M&T 5.34% 7/2/07	$1,438,635	$1,438,635
Royal Bank of Canada 5.31% 7/23/07	1,284,495	1,284,495
Societe Generale 5.33% 7/2/07	666,904	666,904
Union Bank of Switzerland 5.33% 7/2/07	1,438,635	1,438,635
		14,083,919
• Variable Rate Notes–12.72%
ANZ National 5.32% 7/29/08	171,266	171,266
Australia New Zealand 5.34% 7/29/08	856,330	856,330
Bank of New York 5.32% 7/29/08	685,064	685,064
Bayerische Landesbank 5.37% 7/29/08	856,330	856,330
Bear Stearns 5.38% 12/28/07	1,198,862	1,198,863
BNP Paribas 5.33% 7/29/08	856,330	856,330
Calyon 5.33% 8/14/07	428,165	428,165
Canadian Imperial Bank
5.32% 7/29/08	599,431	599,431
5.33% 8/15/07	839,204	839,204
CDC Financial Products 5.43% 7/27/07	1,113,229	1,113,230
Citigroup Global Markets 5.45% 7/6/07	1,113,229	1,113,230
Commonwealth Bank 5.32% 7/29/08	856,330	856,330
Credit Suisse First Boston 5.32% 3/14/08	856,330	856,330
Deutsche Bank
5.34% 8/20/07	1,198,862	1,198,863
5.34% 9/21/07	128,450	128,450
Dexia Bank 5.32% 9/28/07	1,198,803	1,198,803
Goldman Sachs Group 5.52% 6/27/08	1,010,470	1,010,470
Marshall & Ilsley Bank 5.32% 7/29/08	941,963	941,963
Morgan Stanley 5.56% 7/29/08	1,113,229	1,113,229
National Australia Bank 5.31% 7/29/08	1,061,850	1,061,850
National Rural Utilities 5.33% 7/29/08	1,353,002	1,353,002
Nordea Bank, Norge 5.33% 7/29/08	856,330	856,330
Royal Bank of Scotland Group 5.33% 7/29/08	856,330	856,330
Societe Generale 5.31% 7/29/08	428,165	428,165
Sun Trust Bank 5.33% 7/30/07	1,113,229	1,113,229
Wells Fargo 5.33% 7/29/08	856,330	856,330
		22,547,117
Total Securities Lending Collateral (cost $36,631,036)		36,631,036

TOTAL VALUE OF SECURITIES–120.16% (cost $183,679,742)		213,081,465	❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(20.66%)		(36,631,036)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%		888,254
NET ASSETS APPLICABLE TO 11,383,091 SHARES OUTSTANDING–100.00%		$177,338,683
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS ($177,145,649 / 11,370,683 Shares)		$15.58
NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($193,034 / 12,408 Shares)		$15.56
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)		$140,752,281
Undistributed net investment income		2,239,193
Accumulated net realized gain on investments		4,938,531
Net unrealized depreciation of investments and foreign currencies		29,408,678
Total net assets		$177,338,683

†	Non-income producing security for the period ended June 30, 2007.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
❖	Includes $34,928,143 of securities loaned.
r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:

ADR – American Depositary Receipts

CVA – Dutch Certificate

See accompanying notes

4

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,191,804
Interest	52,985
Securities lending income	140,813
Foreign tax withheld	(269,964)
3,115,638
EXPENSES:
Management fees	740,618
Custodian fees	37,689
Accounting and administration expenses	34,853
Audit and tax	10,147
Reports and statements to shareholders	9,675
Legal fees	9,106
Dividend disbursing and transfer agent fees and expenses	8,713
Trustees’ fees and benefits	4,314
Pricing fees	3,002
Insurance fees	2,259
Consulting fees	1,592
Taxes (other than taxes on income)	1,429
Registration fees	1,178
Dues and services	456
Trustees’ expenses	275
Distribution expenses – Service Class	224
865,530
Less waiver of distribution expenses – Service Class	(37)
Less expense paid indirectly	(214)
Total operating expenses	865,279

NET INVESTMENT INCOME	2,250,359

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	5,379,097
Foreign currencies	7,039
Net realized gain	5,386,136
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,066,248

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	16,452,384

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,702,743

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,250,359	$4,008,491
Net realized gain on investments and foreign currencies	5,386,136	66,425,012
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,066,248	(35,420,048)
Net increase in net assets resulting from operations	18,702,743	35,013,455

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,694,827)	(4,683,222)
Service Class	(3,271)	(1,608)
Net realized gain on investments:
Standard Class	(65,626,826)	(9,267,611)
Service Class	(64,716)	(3,444)
	(69,389,640)	(13,955,885)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,465,501	90,482,396
Service Class	124,896	336
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	69,321,653	13,950,833
Service Class	67,987	5,052
	71,980,037	104,438,617

COST OF SHARES REPURCHASED:
Standard Class	(17,024,209)	(113,759,501)
Service Class	(6,845)	(14,980)
	(17,031,054)	(113,774,481)
Increase (Decrease) in net assets derived from capital share transactions	54,948,983	(9,335,864)

NET INCREASE IN NET ASSETS	4,262,086	11,721,706

NET ASSETS:
Beginning of period	173,076,597	161,354,891
End of period (including undistributed net investment income of $2,239,193 and $3,678,748, respectively)	$177,338,683	$173,076,597

See accompanying notes

5

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$23.100	$20.380	$18.550	$15.660	$11.550	$13.900

Income (loss) from investment operations:
Net investment income(2)	0.230	0.512	0.496	0.396	0.373	0.254
Net realized and unrealized gain (loss) on investments and foreign currencies	1.781	4.043	1.838	2.920	4.355	(1.556)
Total from investment operations	2.011	4.555	2.334	3.316	4.728	(1.302)

Less dividends and distributions from:
Net investment income	(0.508)	(0.616)	(0.291)	(0.426)	(0.314)	(0.284)
Net realized gain on investments	(9.023)	(1.219)	(0.213)	—	(0.304)	(0.764)
Total dividends and distributions	(9.531)	(1.835)	(0.504)	(0.426)	(0.618)	(1.048)

Net asset value, end of period	$15.580	$23.100	$20.380	$18.550	$15.660	$11.550

Total return(3)	11.54%	23.59%	12.87%	21.79%	43.44%	(10.40)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,146	$173,017	$161,293	$164,544	$167,813	$142,065
Ratio of expenses to average net assets	0.99%	1.01%	1.00%	0.99%	0.98%	0.98%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.99%	1.01%	1.02%	0.99%	0.99%	1.02%
Ratio of net investment income to average net assets	2.58%	2.44%	2.63%	2.46%	2.96%	1.99%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.58%	2.44%	2.61%	2.46%	2.95%	1.95%
Portfolio turnover	20%	114%	8%	10%	11%	13%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

6

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$23.050	$20.350	$18.520	$15.650	$11.550	$13.900

Income (loss) from investment operations:
Net investment income(2)	0.209	0.459	0.449	0.356	0.345	0.236
Net realized and unrealized gain (loss) on investments and foreign currencies	1.780	4.029	1.845	2.911	4.355	(1.559)
Total from investment operations	1.989	4.488	2.294	3.267	4.700	(1.323)

Less dividends and distributions from:
Net investment income	(0.456)	(0.569)	(0.251)	(0.397)	(0.296)	(0.263)
Net realized gain on investments	(9.023)	(1.219)	(0.213)	—	(0.304)	(0.764)
Total dividends and distributions	(9.479)	(1.788)	(0.464)	(0.397)	(0.600)	(1.027)

Net asset value, end of period	$15.560	$23.050	$20.350	$18.520	$15.650	$11.550

Total return(3)	11.42%	23.24%	12.65%	21.44%	43.11%	(10.54)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193	$60	$62	$95	$109	$54
Ratio of expenses to average net assets	1.24%	1.26%	1.25%	1.24%	1.20%	1.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.29%	1.31%	1.32%	1.29%	1.24%	1.17%
Ratio of net investment income to average net assets	2.33%	2.19%	2.38%	2.21%	2.74%	1.84%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.28%	2.14%	2.31%	2.16%	2.70%	1.80%
Portfolio turnover	20%	114%	8%	10%	11%	13%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

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Delaware VIP Trust — Delaware VIP International Value Equity Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

8

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 1.08% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to Affiliates*
$124,200	$7,308	$40	$16,257

*       DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $3,958 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $20,374. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

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3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$16,895,026
Sales	27,887,832

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$ 184,134,671	$33,299,426	$(4,352,632)	$28,946,794

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$4,887,102	$4,773,624
Long-term capital gain	64,502,538	9,182,261
Total	$69,389,640	$13,955,885

*Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$140,752,281
Undistributed ordinary income	4,693,905
Undistributed long-term capital gain	2,938,748
Unrealized appreciation of investments and foreign currencies	28,953,749
Net assets	$177,338,683

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$ 8,184	$(8,184)

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06

Shares sold:
Standard Class	90,427	4,684,879
Service Class	5,550	15

Shares issued upon reinvestment of dividends and distributions:
Standard Class	4,754,572	686,895
Service Class	4,665	249
	4,855,214	5,372,038

Shares repurchased:
Standard Class	(963,398)	(5,796,253)
Service Class	(382)	(712)
	(963,780)	(5,796,965)
Net increase (decrease)	3,891,434	(424,927)

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2007.

9. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of securities issued in the United States and 105% of the value of the securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $34,928,143, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

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10. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

11. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

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Delaware VIP Trust — Delaware VIP International Value Equity Series

Other Series Information

Board Consideration of Delaware VIP International Value Equity Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP International Value Equity Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all international core funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the third quartile. The report further showed that the Series’ total return for the three year period was in the second quartile and the Series’ total return for the five and ten year periods was in the first quartile. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward above median, which was acceptable. Additionally, the Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

13

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

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Delaware VIP Trust — Delaware VIP REIT Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$949.80	0.83%	$4.01
Service Class	1,000.00	948.40	1.08%	5.22

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.44	1.08%	5.41

*  “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Percentage
Sector	of Net Assets
Common Stock	97.20%
Diversified REITs	6.72%
Health Care REITs	4.25%
Hotel REITs	8.01%
Industrial REITs	6.51%
Mall REITs	13.80%
Manufactured Housing REITs	1.28%
Multifamily REITs	21.01%
Office REITs	13.27%
Office/Industrial REITs	1.84%
Real Estate Operating Companies	5.25%
Self-Storage REITs	3.58%
Shopping Center REITs	9.99%
Specialty REITs	1.69%
Discount Note	3.30%
Total Value of Securities	100.50%
Liabilities Net of Receivables and Other Assets	(0.50)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	7.52%
Vornado Realty Trust	5.73%
Host Hotels & Resorts	4.76%
Boston Properties	4.38%
Equity Residential	4.32%
ProLogis	4.19%
Archstone-Smith Trust	3.91%
General Growth Properties	3.53%
Apartment Investment & Management	3.05%
AvalonBay Communities	3.05%

2

Delaware VIP Trust — Delaware VIP REIT Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of
		Shares	Value
	COMMON STOCK–97.20%
	Diversified REITs–6.72%
	Spirit Finance	461,400	$6,717,984
	Vornado Realty Trust	353,401	38,817,566
			45,535,550
	Health Care REITs–4.25%
	Health Care Property Investors	276,600	8,002,038
	Health Care REIT	228,900	9,238,404
	Ventas	317,900	11,523,875
			28,764,317
	Hotel REITs–8.01%
	Ashford Hospitality Trust	530,500	6,238,680
	Hersha Hospitality Trust	669,390	7,912,190
	Host Hotels & Resorts	1,394,396	32,238,435
	Marriott International Class A	181,800	7,861,032
			54,250,337
	Industrial REITs–6.51%
	AMB Property	296,155	15,761,369
	ProLogis	498,293	28,352,872
			44,114,241
	Mall REITs–13.80%
	General Growth Properties	451,346	23,898,771
	Macerich	226,300	18,651,646
	Simon Property Group	547,699	50,957,915
			93,508,332
	Manufactured Housing REITs–1.28%
	Equity Lifestyle Properties	166,300	8,679,197
			8,679,197
	Multifamily REITs–21.01%
	Apartment Investment & Management	409,300	20,636,906
	Archstone-Smith Trust	448,300	26,499,013
	AvalonBay Communities	173,574	20,634,477
	BRE Properties	252,800	14,988,512
	Camden Property Trust	119,474	8,001,174
	Equity Residential	641,800	29,285,333
	Essex Property Trust	75,908	8,828,100
	Home Properties	169,900	8,822,907
	Post Properties	88,900	4,634,357
			142,330,779
	Office REITs–13.27%
	Alexandria Real Estate Equities	122,596	11,869,745
	Boston Properties	290,500	29,668,765
	Brandywine Realty Trust	454,500	12,989,610
	Highwoods Properties	284,700	10,676,250
	Kilroy Realty	90,600	6,418,104
	SL Green Realty	147,637	18,290,748
			89,913,222
	Office/Industrial REITs–1.84%
	Digital Realty Trust	192,800	7,264,704
	PS Business Parks	82,000	5,196,340
			12,461,044
	Real Estate Operating Companies–5.25%
	Brookfield Properties	277,300	6,741,163
	Hilton Hotels	313,400	10,489,498
	Starwood Hotels & Resorts Worldwide	272,750	18,293,343
			35,524,004
	Self-Storage REITs–3.58%
	Extra Space Storage	238,300	3,931,950
	Public Storage	264,400	20,311,208
			24,243,158
	Shopping Center REITs–9.99%
	Developers Diversified Realty	125,378	6,608,674
	Equity One	241,000	6,157,550
	Federal Realty Investment Trust	189,389	14,632,194
	Kimco Realty	492,300	18,741,861
	Kite Realty Group Trust	375,896	7,149,542
	Regency Centers	203,639	14,356,550
			67,646,371
	Specialty REITs–1.69%
	Entertainment Properties Trust	49,900	2,683,622
	Plum Creek Timber	210,500	8,769,430
			11,453,052
	Total Common Stock (cost $670,645,872)		658,423,604
		Principal Amount
^	DISCOUNT NOTE–3.30%
	Federal Home Loan Bank 4.802% 7/2/07	$22,386,000	22,383,015
	Total Discount Note (cost $22,383,015)		22,383,015

TOTAL VALUE OF SECURITIES–100.50% (cost $693,028,887)	680,806,619
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.50)%	(3,374,365)
NET ASSETS APPLICABLE TO 38,789,398 SHARES OUTSTANDING–100.00%	$677,432,254
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS ($370,643,589 / 21,211,577 Shares)	$17.47
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS ($306,788,665 / 17,577,821 Shares)	$17.45
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$546,446,421
Undistributed net investment income	7,962,317
Accumulated net realized gain on investments	135,245,784
Net unrealized depreciation of investments	(12,222,268)
Total net assets	$677,432,254

REIT – Real Estate Investment Trust

^Zero coupon security. The rate shown is the yield at the time of purchase.

See accompanying notes

3

Delaware VIP Trust —
Delaware VIP REIT Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$11,784,980
Interest	799,190
Foreign Tax Withheld	(21,740)
12,562,430
EXPENSES:
Management fees	3,656,034
Distribution expenses – Service Class	505,229
Accounting and administration expenses	202,533
Reports and statements to shareholders	103,751
Legal fees	76,766
Dividend disbursing and transfer agent fees and expenses	50,633
Audit and tax	26,870
Trustees’ fees and benefits	25,682
Consulting fees	9,887
Insurance fees	9,861
Custodian fees	8,772
Taxes (other than taxes on income)	7,344
Dues and services	2,196
Trustees’ expenses	1,645
Pricing fees	277
Registration fees	23
4,687,503
Less waiver of distribution expenses – Service Class	(84,205)
Less expense paid indirectly	(3,185)
Total operating expenses	4,600,113

NET INVESTMENT INCOME	7,962,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	135,992,819
Net change in unrealized appreciation/depreciation of investments	(188,706,815)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(52,713,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,751,679)

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	6/30/07	12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,962,317	$15,460,663
Net realized gain on investments	135,992,819	195,940,779
Net change in unrealized appreciation/ depreciation of investments	(188,706,815)	30,768,216
Net increase (decrease) in net assets resulting from operations	(44,751,679)	242,169,658

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(9,041,997)	(13,253,838)
Service Class	(3,547,975)	(3,839,355)
Net realized gain on investments:
Standard Class	(135,325,510)	(44,190,646)
Service Class	(64,108,734)	(14,446,942)
	(212,024,216)	(75,730,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	68,112,097	141,651,178
Service Class	56,449,718	86,531,629
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	144,367,507	57,444,484
Service Class	67,656,709	18,286,297
	336,586,031	303,913,588
Cost of shares repurchased:
Standard Class	(343,642,301)	(278,178,009)
Net Investment Income	(46,024,538)	(44,657,293)
	(389,666,839)	(322,835,302)
Decrease in net assets derived from capital share transactions	(53,080,808)	(18,921,714)

NET INCREASE (DECREASE) IN NET ASSETS	(309,856,703)	147,517,163

NET ASSETS:
Beginning of period	987,288,957	839,771,794
End of period (including undistributed net investment income of $7,962,317 and $15,460,663, respectively)	$677,432,254	$987,288,957

See accompanying notes

4

Delaware VIP Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.860	$18.770	$19.080	$15.140	$11.730	$11.700

Income (loss) from investment operations:
Net investment income(2)	0.173	0.378	0.523	0.504	0.586	0.534
Net realized and unrealized gain (loss) on investments	(0.821)	5.424	0.618	4.112	3.271	0.010
Total from investment operations	(0.648)	5.802	1.141	4.616	3.857	0.544

Less dividends and distributions from:
Net investment income	(0.297)	(0.395)	(0.360)	(0.332)	(0.342)	(0.317)
Net realized gain on investments	(4.445)	(1.317)	(1.091)	(0.344)	(0.105)	(0.197)
Total dividends and distributions	(4.742)	(1.712)	(1.451)	(0.676)	(0.447)	(0.514)

Net asset value, end of period	$17.470	$22.860	$18.770	$19.080	$15.140	$11.730

Total return(3)	(5.02)%	32.63%	7.17%	31.38%	34.02%	4.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,643	$672,738	$637,889	$624,223	$359,958	$225,826
Ratio of expenses to average net assets	0.83%	0.84%	0.85%	0.84%	0.86%	0.84%
Ratio of net investment income to average net assets	1.66%	1.87%	2.89%	3.11%	4.51%	4.52%
Portfolio turnover	88%	100%	42%	38%	37%	53%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

5

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.820	$18.740	$19.050	$15.130	$11.720	$11.700

Income (loss) from investment operations:
Net investment income(2)	0.147	0.327	0.478	0.464	0.556	0.517
Net realized and unrealized gain (loss) on investments	(0.826)	5.420	0.622	4.102	3.283	—
Total from investment operations	(0.679)	5.747	1.100	4.566	3.839	0.517

Less dividends and distributions from:
Net investment income	(0.246)	(0.350)	(0.319)	(0.302)	(0.324)	(0.300)
Net realized gain on investments	(4.445)	(1.317)	(1.091)	(0.344)	(0.105)	(0.197)
Total dividends and distributions	(4.691)	(1.667)	(1.410)	(0.646)	(0.429)	(0.497)

Net asset value, end of period	$17.450	$22.820	$18.740	$19.050	$15.130	$11.720

Total return(3)	(5.16)%	32.32%	6.86%	31.09%	33.73%	4.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,789	$314,551	$201,883	$160,976	$68,276	$28,152
Ratio of expenses to average net assets	1.08%	1.09%	1.10%	1.09%	1.08%	0.99%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.13%	1.14%	1.15%	1.14%	1.11%	0.99%
Ratio of net investment income to average net assets	1.41%	1.62%	2.64%	2.86%	4.29%	4.37%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.36%	1.57%	2.59%	2.81%	4.26%	4.37%
Portfolio turnover	88%	100%	42%	38%	37%	53%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

6

Delaware VIP Trust — Delaware VIP REIT Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

7

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 1.00% of average daily net assets of the Series through April 30, 2008. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administrative Fees and Other Expenses Payable to DSC	Distribution Fee Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$519,151	$35,626	$66,360	$13,474

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $22,525 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $106,750. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$422,418,796
Sales	674,307,938

8

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$694,551,406	$17,492,276	$(31,237,063)	$(13,744,787)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$47,103,961	$17,111,655
Long-term capital gain	164,920,255	58,619,126
Total	$212,024,216	$75,730,781

*Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$546,446,421
Undistributed ordinary income	43,367,490
Undistributed long-term capital gain	101,363,130
Unrealized depreciation of investments	(13,744,787)
Net assets	$677,432,254

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of Real Estate Investment Trust dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realilzed Gain (Loss)
$(2,870,691)	$2,870,691

9

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	2,902,633	6,992,847
Service Class	2,604,795	4,285,149

Shares issued upon reinvestment of dividends and distributions:
Standard Class	7,392,089	2,985,680
Service Class	3,466,020	950,431
	16,365,537	15,214,107
Shares repurchased:
Standard Class	(18,512,613)	(14,534,587)
Service Class	(2,279,844)	(2,221,709)
	(20,792,457)	(16,756,296)
Net decrease	(4,426,920)	(1,542,189)

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

10

Delaware VIP Trust — Delaware VIP REIT Series

Other Series Information

Board Consideration of Delaware VIP REIT Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP REIT Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% – the second quartile; the next 25% – the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one, three and five year periods was in the fourth quartile of its Performance Universe. The Board noted that performance was unsatisfactory. In evaluating the Series’ performance, the Board considered changes made to the investment team in 2006 and the recent improvement in performance. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was pleased with management’s efforts to enhance Series performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

11

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

12

Delaware VIP Trust — Delaware VIP Select Growth Series

Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,042.70	0.91%	$4.61
Service Class	1,000.00	1,040.30	1.16%	5.87

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.28	0.91%	$4.56
Service Class	1,000.00	1,019.04	1.16%	5.81

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Select Growth Series

Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Common Stockw	99.21%
Basic Industry/Capital Goods	1.12%
Business Services	14.51%
Consumer Durables	1.27%
Consumer Non-Durables	7.30%
Consumer Services	22.25%
Energy	0.42%
Financials	12.28%
Health Care	15.03%
Technology	25.03%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

w Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
UnitedHealth Group	6.38%
IntercontinentalExchange	6.38%
QUALCOMM	6.37%
Weight Watchers International	6.05%
eBay	5.18%
Intuit	4.81%
Research in Motion	4.72%
Allergan	4.05%
NetFlix	3.88%
Seagate Technology	3.76%

2

Delaware VIP Trust — Delaware VIP Select Growth Series

Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value

	COMMON STOCK–99.21%w
	Basic Industry/Capital Goods–1.12%
	Graco	1,800	$72,504
	Praxair	1,700	122,383
			194,887
	Business Services–14.51%
	Corporate Executive Board	5,500	357,005
	Equifax	4,400	195,448
	Expeditors International Washington	9,000	371,700
†	Global Cash Access Holdings	33,900	543,078
	Paychex	6,000	234,720
†	Research in Motion	4,100	819,959
			2,521,910
	Consumer Durables–1.27%
†	Select Comfort	13,600	220,592
			220,592
	Consumer Non-Durables–7.30%
†	NetFlix	34,800	674,772
	Staples	7,100	168,483
†	Starbucks	2,800	73,472
	Walgreen	4,400	191,576
	Whole Foods Market	4,200	160,860
			1,269,163
	Consumer Services–22.25%
†	eBay	28,000	901,040
	Heartland Payment Systems	6,800	199,444
	IHOP	5,500	299,365
	International Game Technology	5,300	210,410
	Jackson Hewitt Tax Service	17,400	489,114
†	MGM MIRAGE	3,100	255,688
	Strayer Education	3,500	460,985
	Weight Watchers International	20,672	1,050,964
			3,867,010
	Energy–0.42%
	EOG Resources	1,000	73,060
			73,060
	Financials–12.28%
	Bank of New York Mellon	2,800	116,032
	Chicago Mercantile Exchange Holdings Class A	350	187,026
†	IntercontinentalExchange	7,500	1,108,875
	NYMEX Holdings	1,400	175,882
	optionsXpress Holdings	21,300	546,558
			2,134,373
	Health Care–15.03%
†	Abiomed	6,500	70,070
	Allergan	12,200	703,208
†	Genentech	5,600	423,696
	UnitedHealth Group	21,700	1,109,738
†	Zimmer Holdings	3,600	305,604
			2,612,316
	Technology–25.03%
	Blackbaud	7,300	161,184
†	Crown Castle International	8,900	322,803
†	Google Class A	750	392,535
†	Intuit	27,800	836,224
†	j2 Global Communications	14,600	509,540
†	NAVTEQ	2,000	84,680
	QUALCOMM	25,500	1,106,445
†	SanDisk	5,800	283,852
	Seagate Technology	30,000	653,100
			4,350,363
	Total Common Stock (cost $13,761,047)		17,243,674

TOTAL VALUE OF SECURITIES–99.21% (cost $13,761,047)	17,243,674
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	136,783
NET ASSETS APPLICABLE TO 1,663,220 SHARES OUTSTANDING–100.00%	$17,380,457
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS ($13,205,747 / 1,259,224 Shares)	$10.49
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS ($4,174,710 / 403,996 Shares)	$10.33
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$61,818,141
Accumulated net realized loss on investments	(47,920,311)
Net unrealized appreciation of investments	3,482,627
Total net assets	$17,380,457

w	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security for the period ended June 30, 2007.

See accompanying notes

3

Delaware VIP Trust —

Delaware VIP Select Growth Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$47,977
Interest	2,654
50,631

EXPENSES:
Management fees	68,955
Audit and tax	7,126
Distribution expenses – Service Class	6,504
Reports and statements to shareholders	4,029
Accounting and administration expenses	3,677
Dividend disbursing and transfer agent fees and expenses	920
Legal fees	532
Trustees’ fees and benefits	461
Insurance fees	222
Custodian fees	194
Consulting fees	154
Pricing fees	150
Taxes (other than taxes on income)	132
Dues and services	35
Trustees’ expenses	29
Registration fees	23
93,143
Less expenses absorbed or waived	(2,767)
Less waiver of distribution expenses – Service Class	(1,084)
Less expense paid indirectly	(142)
Total operating expenses	89,150

NET INVESTMENT LOSS	(38,519)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain	1,305,557
Net change in unrealized appreciation/depreciation of investments	(511,900)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	793,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$755,138

Delaware VIP Trust —

Delaware VIP Select Growth Series

Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(38,519)	$(87,417)
Net realized gain on investments and foreign currencies	1,305,557	1,055,200
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(511,900)	(666,516)
Net increase in net assets resulting from operations	755,138	301,267

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	55,257	15,031,576
Service Class	61,686	4,970,607
	116,943	20,002,183
Cost of shares repurchased:
Standard Class	(2,334,362)	(18,980,519)
Service Class	(629,008)	(5,539,539)
	(2,963,370)	(24,520,058)
Decrease in net assets derived from capital share transactions	(2,846,427)	(4,517,875)

NET DECREASE IN NET ASSETS	(2,091,289)	(4,216,608)

NET ASSETS:
Beginning of period	19,471,746	23,688,354
End of period (including accumulated net investment loss of $- and $(133), respectively)	$17,380,457	$19,471,746

See accompanying notes

4

Delaware VIP Trust — Delaware VIP Select Growth Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Select Growth Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$10.060	$9.880	$8.460	$7.810	$5.600	$8.300
Income (loss) from investment operations:
Net investment loss(2)	(0.018)	(0.035)	(0.022)	(0.011)	(0.016)	(0.024)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.448	0.215	1.442	0.661	2.226	(2.676)
Total from investment operations	0.430	0.180	1.420	0.650	2.210	(2.700)

Net asset value, end of period	$10.490	$10.060	$9.880	$8.460	$7.810	$5.600

Total return(3)	4.27%	1.82%	16.78%	8.32%	39.46%	(32.53)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,206	$14,901	$18,612	$20,493	$23,089	$27,056
Ratio of expenses to average net assets	0.91%	0.91%	0.90%	0.83%	0.83%	0.86%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.94%	0.94%	0.97%	0.83%	0.83%	0.86%
Ratio of net investment loss to average net assets	(0.36)%	(0.36)%	(0.26)%	(0.14)%	(0.24)%	(0.35)%
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.39)%	(0.39)%	(0.33)%	(0.14)%	(0.24)%	(0.35)%
Portfolio turnover	36%	50%	133%	86%	72%	106%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

5

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Select Growth Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$9.930	$9.780	$8.390	$7.760	$5.580	$8.280

Income (loss) from investment operations:
Net investment loss(2)	(0.031)	(0.059)	(0.043)	(0.030)	(0.030)	(0.034)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.431	0.209	1.433	0.660	2.210	(2.666)
Total from investment operations	0.400	0.150	1.390	0.630	2.180	(2.700)

Net asset value, end of period	$10.330	$9.930	$9.780	$8.390	$7.760	$5.580

Total return(3)	4.03%	1.53%	16.57%	8.12%	39.07%	(32.61)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,174	$4,571	$5,076	$5,148	$5,670	$7,018
Ratio of expenses to average net assets	1.16%	1.16%	1.15%	1.08%	1.05%	1.01%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.24%	1.24%	1.27%	1.13%	1.08%	1.01%
Ratio of net investment loss to average net assets	(0.61)%	(0.61)%	(0.51)%	(0.39)%	(0.46)%	(0.50)%
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.69)%	(0.69)%	(0.63)%	(0.44)%	(0.49)%	(0.50)%
Portfolio turnover	36%	50%	133%	86%	72%	106%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

6

Delaware VIP Trust — Delaware VIP Select Growth Series

Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds® are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

7

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,241 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expense, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.90% of average daily net assets of the Series through April 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$10,861	$724	$858	$6,641

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $401 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $2,430. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,299,870
Sales	6,329,425

8

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$13,810,843	$3,653,923	$(221,092)	$3,432,831

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$61,818,141
Capital loss carryforwards as of 12/31/06	(49,109,321)
Realized gains 1/1/07 – 6/30/07	1,238,806
Unrealized appreciation of investments	3,432,831
Net assets	$17,380,457

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these difference since the final tax characteristics cannot be determined until fiscal year end:

Accumulated Net Investment Loss	Paid-in Capital
$38,652	$(38,652)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $4,054,443 expires in 2008; $30,958,389 expires in 2009; $10,812,739 expires in 2010; and $3,283,750 expires in 2011.

For the six months ended June 30, 2007, the Series had capital gains of $1,238,806, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	5,538	1,691,049
Service Class	6,067	560,656
	11,605	2,251,705
Shares repurchased:
Standard Class	(226,910)	(2,093,415)
Service Class	(62,374)	(619,563)
	(289,284)	(2,712,978)
Net decrease	(277,679)	(461,273)

9

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

10

Delaware VIP Trust — Delaware VIP Select Growth Series

Other Series Information

Board Consideration of Delaware VIP Select Growth Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Select Growth Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%—the second quartile; the next 25%—the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as a multi-cap core fund, although management believes that the Series’ objective is more closely aligned with those funds in the multi-cap growth category. Accordingly, the Lipper report prepared for this Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all retail and institutional multi-cap core funds and all retail and institutional multi-cap growth funds, respectively, as selected by Lipper. When compared to other multi-cap core and multi-cap growth funds, the Lipper report comparison showed that the Series’ total return for the one, three and five year periods was in the fourth quartile of the Performance Universe. The Board noted that the Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered the new investment team assigned to the Series in 2005 and the policy and investment strategy changes implemented in order to take advantage of the new team’s investment approach. The Board encouraged management to re-evaluate the team’s strategy and investment management approach in an effort to enhance Series performance and meet the Board’s performance objective. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

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When compared to other multi-cap core funds, the expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. When compared to other multi-cap growth funds, the expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Groups as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

12

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,076.20	0.81%	$4.17
Service Class	1,000.00	1,075.10	1.06%	5.45

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.78	0.81%	$4.06
Service Class	1,000.00	1,019.54	1.06%	5.31

* “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Common Stock	97.65%
Basic Industry/Capital Goods	9.46%
Business Services	2.25%
Capital Spending	9.18%
Consumer Cyclical	2.87%
Consumer Services	15.88%
Consumer Staples	2.41%
Energy	5.99%
Financial Services	16.50%
Health Care	6.15%
Real Estate	3.93%
Technology	16.06%
Transportation	3.65%
Utilities	3.32%
Discount Note	2.40%
Securities Lending Collateral	20.92%
Fixed Rate Notes	8.02%
Variable Rate Notes	12.90%
Total Value of Securities	120.97%
Obligation to Return Securities Lending Collateral	(20.92)%
Liabilities Net of Receivables and Other Assets	(0.05)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Colonial BancGroup	1.51%
Emulex	1.43%
Compuware	1.41%
W-H Energy Services	1.36%
Pediatrix Medical Group	1.33%
Bank of Hawaii	1.32%
Parametric Technology	1.32%
Ruby Tuesday	1.31%
Wabtec	1.31%
Harsco	1.30%

2

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value
	COMMON STOCK–97.65%
	Basic Industry/Capital Goods–9.46%
	Albemarle	335,900	$12,942,227
	Arch Coal	229,500	7,986,600
	Bowater	491,900	12,272,905
†	Crown Holdings	611,000	15,256,670
*	Cytec Industries	190,100	12,122,677
	FMC	151,700	13,560,463
†	Griffon	320,830	6,987,677
*	Quanex	274,300	13,358,410
*	Spartech	131,000	3,478,050
*	Texas Industries	119,100	9,338,631
*†	Trimas	118,900	1,436,312
	Valspar	338,300	9,611,103
			118,351,725
	Business Services–2.25%
	Brink’s	256,700	15,887,163
†	United Stationers	183,200	12,208,448
			28,095,611
	Capital Spending–9.18%
*	Actuant Class A	255,600	16,118,136
†	Casella Waste Systems	502,400	5,415,872
†	Gardner Denver	292,900	12,462,895
	Gibraltar Industries	274,100	6,071,315
	Harsco	312,500	16,250,000
†	Insituform Technologies Class A	205,800	4,488,498
*	Insteel Industries	283,200	5,097,600
*	Mueller Industries	297,200	10,235,568
*	Mueller Water Products Class B	271,584	4,073,760
	Timken	271,900	9,818,309
	Wabtec	448,700	16,391,011
	Walter Industries	290,000	8,398,400
			114,821,364
	Consumer Cyclical–2.87%
*	Beazer Homes USA	329,800	8,136,166
	Furniture Brands International	243,300	3,454,860
*	MDC Holdings	250,200	12,099,672
†	WCI Communities	241,600	4,029,888
*†	Williams Scotsman International	345,600	8,228,736
			35,949,322
	Consumer Services–15.88%
	Applebee’s International	510,600	12,305,460
	Belo Class A	329,500	6,784,405
	Borders Group	515,100	9,817,806
	Brunswick	293,100	9,563,853
*	Cato Class A	516,100	11,323,234
†	CEC Entertainment	225,100	7,923,520
*	Christopher & Banks	412,100	7,067,515
†	Dollar Tree Stores	295,000	12,847,250
*	Kenneth Cole Productions Class A	200,700	4,957,290
*	Men’s Wearhouse	243,400	12,430,438
	Meredith	158,800	9,782,080
	PETsMART	269,400	8,742,030
	Ross Stores	376,600	11,599,280
*	Ruby Tuesday	623,600	16,419,388
*	Stage Stores	532,625	11,163,820
*	Thor Industries	176,800	7,980,752
*†	Timberland Class A	236,300	5,952,397
	Tuesday Morning	345,400	4,269,144
*†	Warnaco Group	169,100	6,652,394
*	Wolverine World Wide	354,850	9,832,894
†	Zale	471,800	11,233,558
			198,648,508
	Consumer Staples–2.41%
	American Greetings Class A	333,100	9,436,723
†	Constellation Brands Class A	386,200	9,376,936
	Del Monte Foods	936,400	11,386,624
			30,200,283
	Energy–5.99%
†	Grey Wolf	1,001,800	8,254,832
†	Newfield Exploration	295,600	13,464,580
	Southwest Gas	309,400	10,460,814
†	TODCO	226,800	10,707,228
*†	W-H Energy Services	275,200	17,037,632
†	Whiting Petroleum	369,300	14,964,036
			74,889,122
	Financial Services–16.50%
	Bank of Hawaii	319,800	16,514,472
	BankUnited Financial Class A	522,000	10,476,540
	Berkley (W.R.)	489,043	15,913,459
*	Boston Private Financial Holdings	485,400	13,042,698
*	Colonial BancGroup	757,800	18,922,266
	First Midwest Bancorp	207,800	7,378,978
	Greater Bay Bancorp	471,600	13,129,344
	Harleysville Group	196,600	6,558,576
*	Independent Bank	176,000	5,199,040
*	Infinity Property & Casualty	200,900	10,191,657
	NBT Bancorp	245,600	5,540,736
	Platinum Underwriters Holdings	421,000	14,629,750
	Protective Life	218,100	10,427,361
	Provident Bankshares	416,200	13,643,036
*	Selective Insurance Group	484,600	13,026,048
	StanCorp Financial Group	234,900	12,327,552
	Sterling Financial	428,320	12,395,581
†	Triad Guaranty	178,600	7,131,498
			206,448,592
	Health Care–6.15%
†	Community Health Systems	220,900	8,935,405
*	Owens & Minor	353,700	12,358,278
†	Pediatrix Medical Group	301,900	16,649,785
	Service Corp International	1,250,300	15,978,834
*	STERIS	422,500	12,928,500
	Universal Health Services Class B	164,900	10,141,350
			76,992,152
	Real Estate–3.93%
	Ashford Hospitality Trust	633,000	7,444,080
	Brandywine Realty Trust	504,433	14,416,695
*	Education Realty Trust	292,400	4,102,372
	Highwoods Properties	279,600	10,485,000
*	Washington Real Estate Investment Trust	374,100	12,719,400
			49,167,547

3

		Number of Shares	Value
	COMMON STOCK (continued)
	Technology–16.06%
	Acxiom	508,300	$13,444,535
†	BEA Systems	518,000	7,091,420
†	Bell Microproducts	536,200	3,496,024
†	Brocade Communications Systems	768,300	6,008,106
*†	Checkpoint Systems	420,100	10,607,525
†	Cirrus Logic	478,800	3,974,040
*†	CommScope	224,500	13,099,575
†	Compuware	1,487,800	17,645,308
*†	Emulex	819,100	17,889,144
†	Entegris	719,300	8,545,284
*†	Insight Enterprises	364,400	8,224,508
*†	Parametric Technology	763,000	16,488,430
*†	Plexus	149,200	3,430,108
*†	Premiere Global Services	491,050	6,393,471
*	QAD	358,500	2,975,550
*†	Sybase	505,800	12,083,562
†	Sykes Enterprises	579,400	11,002,806
†	Synopsys	490,500	12,963,915
	Technitrol	385,300	11,046,551
†	Vishay Intertechnology	921,100	14,571,802
			200,981,664
	Transportation–3.65%
	Alexander & Baldwin	283,800	15,072,618
*†	Kirby	356,200	13,674,518
*†	Saia	139,200	3,794,592
*	SkyWest	312,200	7,439,726
†	YRC Worldwide	154,700	5,692,960
			45,674,414
	Utilities–3.32%
*	Black Hills	174,100	6,920,475
*†	El Paso Electric	435,900	10,705,704
*	FairPoint Communications	319,500	5,671,125
*	Otter Tail	230,000	7,376,100
	PNM Resources	390,650	10,856,164
			41,529,568
	Total Common Stock (cost $961,830,241)		1,221,749,872

		Principal Amount
^	DISCOUNT NOTE–2.40%
	Federal Home Loan Bank 4.802% 7/2/07	$29,982,000	29,978,002
	Total Discount Note (cost $29,978,002)		29,978,002

	Total Value of Securities Before Securities Lending Collateral–100.05% (cost $991,808,243)		1,251,727,874

		Principal Amount	Value
	SECURITIES LENDING COLLATERAL**–20.92%
	Short-Term Investments–20.92%
	Fixed Rate Notes–8.02%
	Abbey National 5.31% 7/2/07	$10,300,015	$10,300,015
	American Express Centurion 5.32% 7/30/07	9,196,442	9,196,442
	BNP Paribas 5.37% 7/2/07	4,169,054	4,169,054
	Credit Agricole 5.31% 10/4/07	6,130,961	6,130,961
	Den Danske Bank 5.38% 7/2/07	10,300,015	10,300,015
	Fortis Bank 5.30% 7/23/07	5,517,865	5,517,865
	HBOS Treasury Services 5.42% 7/2/07	10,300,015	10,300,015
	ING Bank
	5.31% 7/3/07	3,678,577	3,678,577
	5.33% 7/9/07	6,130,961	6,130,961
	M&T 5.34% 7/2/07	10,300,015	10,300,015
	Royal Bank of Canada 5.31% 7/23/07	9,196,442	9,196,442
	Societe Generale 5.33% 7/2/07	4,774,749	4,774,750
	Union Bank of Switzerland 5.33% 7/2/07	10,300,015	10,300,015
			100,295,127
•	Variable Rate Notes–12.90%
	ANZ National 5.32% 7/29/08	1,226,192	1,226,192
	Australia New Zealand 5.34% 7/29/08	6,130,961	6,130,961
	Bank of New York 5.32% 7/29/08	4,904,769	4,904,769
	Bayerische Landesbank 5.37% 7/29/08	6,130,961	6,130,961
	Bear Stearns 5.38% 12/28/07	8,583,346	8,583,346
	BNP Paribas 5.33% 7/29/08	6,130,961	6,130,961
	Calyon 5.33% 8/14/07	3,065,481	3,065,481
	Canadian Imperial Bank
	5.32% 7/29/08	4,291,673	4,291,673
	5.33% 8/15/07	6,008,342	6,008,342
	CDC Financial Products 5.43% 7/27/07	7,970,250	7,970,250
	Citigroup Global Markets 5.45% 7/6/07	7,970,250	7,970,250
	Commonwealth Bank 5.32% 7/29/08	6,130,961	6,130,961
	Credit Suisse First Boston 5.32% 3/14/08	6,130,961	6,130,961
	Deutsche Bank
	5.34% 8/20/07	8,583,346	8,583,346
	5.34% 9/21/07	919,644	919,644
	Dexia Bank 5.32% 9/28/07	8,583,328	8,582,922
	Goldman Sachs Group 5.52% 6/27/08	7,234,534	7,234,534
	Marshall & Ilsley Bank 5.32% 7/29/08	6,744,057	6,744,057
	Morgan Stanley 5.56% 7/29/08	7,970,250	7,970,250
	National Australia Bank 5.31% 7/29/08	7,602,392	7,602,392
	National Rural Utilities 5.33% 7/29/08	9,686,919	9,686,919
	Nordea Bank 5.33% 7/29/08	6,130,961	6,130,961
	Royal Bank of Scotland Group 5.33% 7/29/08	6,130,961	6,130,961
	Societe Generale 5.31% 7/29/08	3,065,481	3,065,481
	Sun Trust Bank 5.33% 7/30/07	7,970,250	7,970,250
	Wells Fargo 5.33% 7/29/08	6,130,961	6,130,961
			161,427,786
	Total Securities Lending Collateral (cost $261,722,913)		261,722,913

4

TOTAL VALUE OF SECURITIES–120.97% (cost $1,253,531,156)	$1,513,450,787 ❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(20.92%)	(261,722,913)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(575,439)
NET ASSETS APPLICABLE TO 37,926,520 SHARES OUTSTANDING–100.00%	$1,251,152,435
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($497,888,951 / 15,079,022 Shares)	$33.02
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($753,263,484 / 22,847,498 Shares)	$32.97
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$920,372,439
Undistributed net investment income	2,574,192
Accumulated net realized gain on investments	68,286,173
Net unrealized appreciation of investments	259,919,631
Total net assets	$1,251,152,435

†	Non-income producing security for the period ended June 30, 2007.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
❖	Includes $254,386,867 of securities loaned.

See accompanying notes

5

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,584,679
Interest	1,282,243
Securities lending income	183,061
Foreign tax withheld	(3,510)
8,046,473

EXPENSES:
Management fees	4,350,704
Distribution expenses - Service Class	1,074,876
Accounting and administration expenses	244,848
Reports and statements to shareholders	95,702
Legal fees	87,011
Dividend disbursing and transfer agent fees and expenses	61,212
Audit and tax	38,142
Trustees’ fees and benefits	30,172
Insurance fees	16,241
Custodian fees	12,541
Consulting fees	9,653
Dues and services	4,130
Taxes (other than taxes on income)	2,994
Trustees’ expenses	1,913
Pricing fees	551
6,030,690
Less waiver of distribution expenses – Service Class	(179,146)
Less expense paid indirectly	(1,537)
Total operating expenses	5,850,007

NET INVESTMENT INCOME	2,196,466

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	68,791,256
Foreign currencies	78
Net realized gain	68,791,334
Net change in unrealized appreciation/depreciation of investments and foreign currencies	19,021,663

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	87,812,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,009,463

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	6/30/07	12/31/06
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,196,466	$3,404,557
Net realized gain on investments and foreign currencies	68,791,334	97,476,334
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	19,021,663	52,899,077
Net increase in net assets resulting from operations	90,009,463	153,779,968

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,479,346)	(1,141,559)
Service Class	(1,850,947)	(137,447)
Net realized gain on investments:
Standard Class	(39,389,141)	(30,306,999)
Service Class	(55,507,589)	(37,402,855)
	(99,227,023)	(68,988,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	44,784,419	156,545,638
Service Class	71,233,980	157,234,652
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	41,868,487	31,448,558
Service Class	57,358,536	37,540,302
	215,245,422	382,769,150
Cost of shares repurchased:
Standard Class	(87,834,171)	(135,422,040)
Service Class	(52,023,218)	(72,512,278)
	(139,857,389)	(207,934,318)
Increase in net assets derived from capital share transactions	75,388,033	174,834,832

NET INCREASE IN NET ASSETS	66,170,473	259,625,940

NET ASSETS:
Beginning of period	1,184,981,962	925,356,022
End of period (including undistributed net investment income of $2,574,192 and $4,707,941, respectively)	$1,251,152,435	$1,184,981,962

See accompanying notes

6

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		VIP Small Cap Value Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$33.420	$30.830	$30.450	$25.640	$18.140	$19.530

Income (loss) from investment operations:
Net investment income(2)	0.083	0.146	0.121	0.122	0.068	0.101
Net realized and unrealized gain (loss) on investments and foreign currencies	2.354	4.703	2.539	5.270	7.513	(1.149)
Total from investment operations	2.437	4.849	2.660	5.392	7.581	(1.048)

Less dividends and distributions from:
Net investment income	(0.168)	(0.082)	(0.114)	(0.053)	(0.081)	(0.104)
Net realized gain on investments	(2.669)	(2.177)	(2.166)	(0.529)	—	(0.238)
Total dividends and distributions	(2.837)	(2.259)	(2.280)	(0.582)	(0.081)	(0.342)

Net asset value, end of period	$33.020	$33.420	$30.830	$30.450	$25.640	$18.140

Total return(3)	7.62%	16.19%	9.42%	21.48%	41.98%	(5.60)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$497,889	$502,801	$413,633	$339,542	$265,739	$170,630
Ratio of expenses to average net assets	0.81%	0.84%	0.85%	0.83%	0.86%	0.85%
Ratio of net investment income to average net assets	0.51%	0.46%	0.41%	0.46%	0.32%	0.52%
Portfolio turnover	35%	36%	32%	37%	41%	43%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

7

Delaware VIP Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		VIP Small Cap Value Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$33.330	$30.760	$30.390	$25.610	$18.130	$19.520
Income (loss) from investment operations:
Net investment income(2)	0.042	0.066	0.048	0.056	0.020	0.072
Net realized and unrealized gain (loss) on investments and foreign currencies	2.356	4.689	2.536	5.258	7.512	(1.147)
Total from investment operations	2.398	4.755	2.584	5.314	7.532	(1.075)

Less dividends and distributions from:
Net investment income	(0.089)	(0.008)	(0.048)	(0.005)	(0.052)	(0.077)
Net realized gain on investments	(2.669)	(2.177)	(2.166)	(0.529)	—	(0.238)
Total dividends and distributions	(2.758)	(2.185)	(2.214)	(0.534)	(0.052)	(0.315)

Net asset value, end of period	$32.970	$33.330	$30.760	$30.390	$25.610	$18.130

Total return(3)	7.51%	15.89%	9.15%	21.16%	41.66%	(5.72%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$753,263	$682,181	$511,723	$399,347	$248,930	$124,241
Ratio of expenses to average net assets	1.06%	1.09%	1.10%	1.08%	1.08%	1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.11%	1.14%	1.15%	1.13%	1.11%	1.00%
Ratio of net investment income to average net assets	0.26%	0.21%	0.16%	0.21%	0.10%	0.37%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.21%	0.16%	0.11%	0.16%	0.07%	0.37%
Portfolio turnover	35%	36%	32%	37%	41%	43%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

8

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

9

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $818 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 1.03% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$737,784	$52,027	$156,450	$32,028

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $27,821 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $138,000. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$212,398,643
Sales	203,054,400

10

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$1,253,936,344	$292,197,467	$(32,683,024)	$259,514,443

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$20,507,892	$20,780,190
Long term capital gain	78,719,131	48,208,670
Total	$99,227,023	$68,988,860

* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$920,372,439
Undistributed ordinary income	19,337,920
Undistributed long-term capital gain	51,927,633
Unrealized appreciation of investments and foreign currencies	259,514,443
Net assets	$1,251,152,435

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded the following reclassifications:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)

$78	$(78)

11

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	1,348,062	4,980,616
Service Class	2,146,305	4,932,974
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,317,448	999,954
Service Class	1,805,999	1,194,030
	6,617,814	12,107,574
Shares repurchased:
Standard Class	(2,633,503)	(4,349,582)
Service Class	(1,570,976)	(2,294,511)
	(4,204,479)	(6,644,093)
Net increase	2,413,335	5,463,481

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007 or at any time during the period then ended.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $254,386,867, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

12

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

13

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Other Series Information

Board Consideration of Delaware VIP Small Cap Value Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Small Cap Value Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three and five year periods was in the second quartile and first quartile, respectively. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward above median, which was acceptable. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

14

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

15

Delaware VIP Trust — Delaware VIP Trend Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,105.70	0.87%	$4.54
Service Class	1,000.00	1,104.30	1.12%	5.84

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.48	0.87%	$4.36
Service Class	1,000.00	1,019.24	1.12%	5.61

* “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Trend Series
Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Percentage
Sector	of Net Assets
Common Stock◆	96.48%
Basic Industry/Capital Goods	10.68%
Business Services	4.55%
Consumer Durables	1.63%
Consumer Non-Durables	12.91%
Consumer Services	5.98%
Energy	4.53%
Financials	9.66%
Health Care	14.70%
Technology	29.79%
Transportation	2.05%
Discount Note	3.12%
Securities Lending Collateral	25.02%
Fixed Rate Notes	9.59%
Variable Rate Notes	15.43%
Total Value of Securities	124.62%
Obligation to Return Securities Lending Collateral	(25.02)%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

◆ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Coach	3.07%
United Therapeutics	2.26%
Dick’s Sporting Goods	2.18%
Polycom	2.16%
Geo Group	2.02%
Nuance Communications	1.98%
Microsemi	1.83%
Cenveo	1.73%
NutriSystem	1.68%
Foundry Networks	1.65%

2

Delaware VIP Trust — Delaware VIP Trend Series
Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value
	COMMON STOCK–96.48%◆
	Basic Industry/Capital Goods–10.68%
*	AMCOL International	115,900	$3,165,229
	Bucyrus International Class A	98,950	7,003,681
	Carpenter Technology	56,700	7,388,577
*†	Hexcel	262,000	5,520,340
	Kaydon	57,500	2,996,900
†	Mettler-Toledo International	77,600	7,411,576
*†	Middleby	115,300	6,897,246
	MSC Industrial Direct Class A	156,400	8,602,000
	UAP Holding	265,800	8,011,212
			56,996,761
	Business Services–4.55%
*†	Advisory Board	145,200	8,067,312
*†	Geo Group	370,500	10,781,550
†	Monster Worldwide	102,900	4,229,190
*†	PRA International	46,900	1,186,570
			24,264,622
	Consumer Durables–1.63%
†	THQ	284,400	8,679,888
			8,679,888
	Consumer Non-Durables–12.91%
*†	Bare Escentuals	76,400	2,609,060
†	Coach	346,100	16,401,679
*†	Crocs	204,700	8,808,241
†	Dick’s Sporting Goods	199,700	11,616,549
*†	DSW Class A	151,300	5,268,266
*†	J Crew Group	152,300	8,237,907
*†	Under Armour Class A	180,700	8,248,955
*†	Zumiez	203,100	7,673,118
			68,863,775
	Consumer Services–5.98%
†	Cenveo	397,100	9,208,749
*†	NutriSystem	128,300	8,960,472
*†	Sonic	166,764	3,688,820
*†	Texas Roadhouse Class A	419,600	5,366,684
*†	Wynn Resorts	52,100	4,672,849
			31,897,574
	Energy–4.53%
*	Carbo Ceramics	148,650	6,512,357
†	Core Laboratories	55,200	5,613,288
*†	Helix Energy Solutions Group	216,700	8,648,497
†	North American Energy Partners	167,400	3,391,524
			24,165,666
	Financials–9.66%
	Delphi Financial Group Class A	135,950	5,685,429
	Hanover Insurance Group	151,300	7,381,927
†	Investment Technology Group	154,600	6,698,818
*	KKR Financial Holdings	198,600	4,947,126
†	Meruelo Maddux Properties	306,900	2,504,304
*†	Nasdaq Stock Market	123,400	3,666,214
†	Signature Bank	66,700	2,274,470
	Waddell & Reed Financial Class A	334,700	8,705,547
	Webster Financial	100,300	4,279,801
*	Whitney Holding	178,600	5,375,860
			51,519,496
	Health Care–14.70%
*†	ACADIA Pharmaceuticals	181,200	2,477,004
*†	Align Technology	255,600	6,175,296
*†	Cepheid	271,500	3,963,900
*†	Chattem	17,800	1,128,164
*†	CollaGenex Pharmaceuticals	149,600	1,855,040
*†	Conceptus	247,500	4,794,075
†	Digene	37,100	2,227,855
*†	Hologic	31,900	1,764,389
*†	LifeCell	219,200	6,694,368
*†	Martek Biosciences	65,200	1,693,244
*†	Medarex	424,100	6,060,389
*†	Nektar Therapeutics	143,300	1,359,917
*†	NuVasive	152,600	4,121,726
*†	PDL BioPharma	143,400	3,341,220
*†	Progenics Pharmaceuticals	201,400	4,344,198
*†	Regeneron Pharmaceuticals	173,300	3,105,536
*†	Sciele Pharma	171,000	4,028,760
†	Techne	81,600	4,668,336
†	United Therapeutics	188,900	12,044,264
*†	Wright Medical Group	106,000	2,556,720
			78,404,401
	Technology–29.79%
†	Akamai Technologies	148,300	7,213,312
*†	American Reprographics	170,300	5,243,537
*†	Equinix	94,100	8,607,327
†	F5 Networks	99,800	8,043,880
†	Foundry Networks	529,000	8,813,140
*†	Informatica	494,000	7,296,380
*†	Itron	91,600	7,139,304
*†	Macrovision	292,200	8,783,532
*†	Microsemi	407,900	9,769,205
*†	Nuance Communications	630,600	10,549,938
*†	Opsware	750,500	7,137,255
†	Polycom	342,900	11,521,439
*†	Powerwave Technologies	1,237,600	8,291,920
†	Riverbed Technology	170,300	7,462,546
†	salesforce.com	191,700	8,216,262
*†	Shutterfly	371,300	8,001,515
†	Silicon Laboratories	201,600	6,977,376
*†	SiRF Technology Holdings	3,200	66,368
†	Solera Holdings	378,800	7,341,144
†	Super Micro Computer	80,000	800,800
†	Trident Microsystems	296,200	5,435,270
†	Varian Semiconductor Equipment Associates	154,550	6,191,273
			158,902,723
	Transportation–2.05%
*†	American Commercial Lines	186,700	4,863,535
*	Hunt (J.B.) Transport Services	208,300	6,107,356
			10,970,891
	Total Common Stock (cost $371,329,289)		514,665,797

3

		Principal Amount	Value
^	DISCOUNT NOTE–3.12%
	Federal Home Loan Bank 4.802% 7/2/07	$16,661,000	$16,658,779
	Total Discount Note (cost $16,658,779)		16,658,779

	Total Value of Securities Before Securities Lending Collateral–99.60% (cost $387,988,068)		531,324,576

	SECURITIES LENDING COLLATERAL**–25.02%
	Short-Term Investments–25.02%
	Fixed Rate Notes–9.59%
	Abbey National 5.31% 7/2/07	5,252,181	5,252,181
	American Express Centurion 5.32% 7/30/07	4,689,447	4,689,447
	BNP Paribas 5.37% 7/2/07	2,125,883	2,125,883
	Credit Agricole 5.31% 10/4/07	3,126,298	3,126,298
	Den Danske Bank 5.38% 7/2/07	5,252,181	5,252,181
	Fortis Bank 5.30% 7/23/07	2,813,668	2,813,668
	HBOS Treasury Services 5.42% 7/2/07	5,252,181	5,252,181
	ING Bank
	5.31% 7/3/07	1,875,779	1,875,779
	5.33% 7/9/07	3,126,298	3,126,298
	M&T 5.34% 7/2/07	5,252,181	5,252,181
	Royal Bank of Canada 5.31% 7/23/07	4,689,447	4,689,447
	Societe Generale 5.33% 7/2/07	2,434,739	2,434,739
	Union Bank of Switzerland 5.33% 7/2/07	5,252,181	5,252,181
			51,142,464
•	Variable Rate Notes–15.43%
	ANZ National 5.32% 7/29/08	625,260	625,260
	Australia New Zealand 5.34% 7/29/08	3,126,298	3,126,298
	Bank of New York 5.32% 7/29/08	2,501,038	2,501,038
	Bayerische Landesbank 5.37% 7/29/08	3,126,298	3,126,298
	Bear Stearns 5.38% 12/28/07	4,376,817	4,376,817
	BNP Paribas 5.33% 7/29/08	3,126,298	3,126,298
	Calyon 5.33% 8/14/07	1,563,149	1,563,149
	Canadian Imperial Bank
	5.32% 7/29/08	2,188,409	2,188,409
	5.33% 8/15/07	3,063,772	3,063,772
	CDC Financial Products 5.43% 7/27/07	4,064,188	4,064,188
	Citigroup Global Markets 5.45% 7/6/07	4,064,188	4,064,188
	Commonwealth Bank 5.32% 7/29/08	3,126,298	3,126,298
	Credit Suisse First Boston 5.32% 3/14/08	3,126,298	3,126,298
	Deutsche Bank
	5.34% 8/20/07	4,376,817	4,376,817
	5.34% 9/21/07	468,945	468,945
	Dexia Bank 5.32% 9/28/07	4,376,808	4,376,601
	Goldman Sachs Group 5.52% 6/27/08	3,689,032	3,689,032
	Marshall & Ilsley Bank 5.32% 7/29/08	3,438,928	3,438,928
	Morgan Stanley 5.56% 7/29/08	4,064,188	4,064,188
	National Australia Bank 5.31% 7/29/08	3,876,610	3,876,610
	National Rural Utilities 5.33% 7/29/08	4,939,551	4,939,551
	Nordea Bank 5.33% 7/29/08	3,126,298	3,126,298
	Royal Bank of Scotland Group 5.33% 7/29/08	3,126,298	3,126,298
	Societe Generale 5.31% 7/29/08	1,563,149	1,563,149
	Sun Trust Bank 5.33% 7/30/07	4,064,187	4,064,187
	Wells Fargo 5.33% 7/29/08	3,126,298	3,126,298
			82,315,213
Total Securities Lending Collateral (cost $133,457,677)			133,457,677

TOTAL VALUE OF SECURITIES–124.62% (cost $521,445,745)			664,782,253	❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(25.02%)			(133,457,677)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%			2,118,115
NET ASSETS APPLICABLE TO 13,930,649 SHARES OUTSTANDING–100.00%			$533,442,691
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($400,486,731 / 10,419,707 Shares)			$38.44
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($132,955,960 / 3,510,942 Shares)			$37.87
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)			$360,282,298
Accumulated net realized gain on investments			29,823,885
Net unrealized appreciation of investments			143,336,508
Total net assets			$533,442,691

†	Non-income producing securities for the period ended June 30, 2007.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
❖	Includes $130,268,101 of securities loaned.
◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes

4

Delaware VIP Trust —
Delaware VIP Trend Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$699,375
Interest	283,434
Securities lending income	313,013
1,295,822
EXPENSES:
Management fees	1,970,032
Distribution expenses – Service Class	194,396
Reports and statements to shareholders	118,004
Accounting and administration expenses	105,489
Legal fees	33,031
Dividend disbursing and transfer agent fees and expenses	26,372
Audit and tax	16,237
Trustees’ fees and benefits	13,279
Custodian fees	8,402
Insurance fees	6,863
Consulting fees	4,805
Taxes (other than taxes on income)	3,353
Dues and services	1,160
Trustees’ expenses	825
Pricing fees	384
Registration fees	18
2,502,650
Less waiver of distribution expenses – Service Class	(32,399)
Less expense paid indirectly	(1,000)
Total operating expenses	2,469,251

NET INVESTMENT LOSS	(1,173,429)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	32,745,751
Net change in unrealized appreciation/depreciation of investments	21,458,303

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	54,204,054

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,030,625

Delaware VIP Trust —
Delaware VIP Trend Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	6/30/07	12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,173,429)	$(1,793,595)
Net realized gain on investments	32,745,751	80,485,296
Net change in unrealized appreciation/depreciation of investments	21,458,303	(39,974,574)
Net increase in net assets resulting from operations	53,030,625	38,717,127

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	(2,703,675)	—
Service Class	(895,295)	—
	(3,598,970)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,689,042	52,564,087
Service Class	8,723,574	30,100,215
Net realized gain on investments:
Standard Class	2,703,675	—
Service Class	895,295	—
	17,011,586	82,664,302
Cost of shares repurchased:
Standard Class	(54,448,279)	(123,021,971)
Service Class	(17,628,220)	(29,169,880)
	(72,076,499)	(152,191,851)
Decrease in net assets derived from capital share transactions	(55,064,913)	(69,527,549)

NET DECREASE IN NET ASSETS	(5,633,258)	(30,810,422)

NET ASSETS:
Beginning of period	539,075,949	569,886,371
End of period (there was no undistributed net investment income at either period end)	$533,442,691	$539,075,949

See accompanying notes

5

Delaware VIP Trust — Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$35.000	$32.530	$30.730	$27.290	$20.200	$25.230

Income (loss) from investment operations:
Net investment loss(2)	(0.069)	(0.088)	(0.108)	(0.108)	(0.082)	(0.085)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.755	2.558	1.908	3.548	7.172	(4.945)
Total from investment operations	3.686	2.470	1.800	3.440	7.090	(5.030)

Less dividends and distributions from:
Net realized gain on investments	(0.246)	—	—	—	—	—
Total dividends and distributions	(0.246)	—	—	—	—	—

Net asset value, end of period	$38.440	$35.000	$32.530	$30.730	$27.290	$20.200

Total return(3)	10.57%	7.59%	5.86%	12.60%	35.10%	(19.94)%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$400,487	$410,167	$450,525	$521,392	$515,829	$415,098
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.84%	0.84%	0.84%
Ratio of net investment loss to average net assets	(0.38)%	(0.26)%	(0.36)%	(0.38)%	(0.36)%	(0.38)%
Portfolio turnover	69%	64%	63%	48%	50%	43%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

6

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$34.530	$32.170	$30.460	$27.120	$20.120	$25.170

Income (loss) from investment operations:
Net investment loss(2)	(0.114)	(0.171)	(0.182)	(0.178)	(0.135)	(0.117)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.700	2.531	1.892	3.518	7.135	(4.933)
Total from investment operations	3.586	2.360	1.710	3.340	7.000	(5.050)

Less dividends and distributions from:
Net realized gain on investments	(0.246)	—	—	—	—	—
Total dividends and distributions	(0.246)	—	—	—	—	—

Net asset value, end of period	$37.870	$34.530	$32.170	$30.460	$27.120	$20.120

Total return(3)	10.43%	7.34%	5.61%	12.32%	34.79%	(20.06)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,956	$128,909	$119,361	$109,832	$55,662	$22,136
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.09%	1.06%	0.99%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.17%	1.17%	1.17%	1.14%	1.09%	0.99%
Ratio of net investment loss to average net assets	(0.63)%	(0.51)%	(0.61)%	(0.63)%	(0.58)%	(0.53)%
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.68)%	(0.56)%	(0.66)%	(0.68)%	(0.61)%	(0.53)%
Portfolio turnover	69%	64%	63%	48%	50%	43%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

7

Delaware VIP Trust — Delaware VIP Trend Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

8

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $10,117 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 0.92% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$329,230	$22,421	$27,439	$21,852

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $11,907 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series is $66,232. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

9

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$ 177,296,898
Sales	247,323,195

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$522,706,725	$152,215,758	$(10,140,230)	$142,075,528

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended December 31, 2006. The tax character of dividends and distributions paid during the six months ended June 30, 2007 was as follows:

Six Months Ended 6/30/07*
Long-term capital gain	$3,598,970

* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$360,282,298
Undistributed long-term capital gains	31,084,865
Unrealized appreciation of investments	142,075,528
Net assets	$533,442,691

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Accumulated Net Investment Loss	Paid-in Capital
$1,173,429	$(1,173,429)

10

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	127,778	1,664,925
Service Class	242,949	899,447

Shares issued upon reinvestment of dividends and distributions:
Standard Class	74,811	—
Service Class	25,128	—
	470,666	2,564,372
Shares repurchased:
Standard Class	(1,500,448)	(3,796,588)
Service Class	(489,893)	(876,515)
	(1,990,341)	(4,673,103)
Net decrease	(1,519,675)	(2,108,731)

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $130,268,101, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

11

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

12

Delaware VIP Trust — Delaware VIP Trend Series
Other Series Information

Board Consideration of Delaware VIP Trend Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Trend Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three, five and ten year periods was in the fourth quartile, second quartile and first quartile, respectively. The Board noted that the Series’ performance results were mixed. In evaluating the Series’ performance, the Board considered the transitions in the Series’ portfolio management team that took place in 2005 and on-going oversight by management. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was satisfied that management was taking effective action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

13

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

14

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,040.20	0.75%	$3.79
Service Class	1,000.00	1,039.10	1.00%	5.06

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

* “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Common Stock	98.59%
Basic Industry/Capital Goods	3.90%
Business Services	14.84%
Consumer Non-Durables	14.74%
Consumer Services	16.87%
Financials	9.40%
Health Care	16.34%
Technology	22.50%
Discount Note	1.48%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
QUALCOMM	5.54%
IntercontinentalExchange	5.47%
Google Class A	5.01%
Genentech	4.59%
eBay	4.52%
UnitedHealth Group	4.24%
Research in Motion	4.09%
United Parcel Service Class B	3.96%
Chicago Mercantile Exchange Holdings Class A	3.92%
Praxair	3.91%

2

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value
	COMMON STOCK–98.59%
	Basic Industry/Capital Goods–3.90%
	Praxair	85,000	$6,119,150
			6,119,150
	Business Services–14.84%
	Expeditors International Washington	125,000	5,162,500
	Paychex	140,000	5,476,800
†	Research in Motion	32,000	6,399,680
	United Parcel Service Class B	85,000	6,205,000
			23,243,980
	Consumer Non-Durables–14.74%
	Procter & Gamble	100,000	6,119,000
	Staples	255,000	6,051,150
	Walgreen	135,000	5,877,900
	Wal-Mart Stores	105,000	5,051,550
			23,099,600
	Consumer Services–16.87%
†	eBay	220,000	7,079,600
	International Game Technology	140,000	5,558,000
†	MGM MIRAGE	70,000	5,773,600
	Weight Watchers International	90,000	4,575,600
	Western Union	165,000	3,436,950
			26,423,750
	Financials–9.40%
	Chicago Mercantile Exchange Holdings Class A	11,500	6,145,140
†	IntercontinentalExchange	58,000	8,575,300
			14,720,440
	Health Care–16.34%
	Allergan	104,000	5,994,560
†	Genentech	95,000	7,187,700
	UnitedHealth Group	130,000	6,648,200
†	Zimmer Holdings	68,000	5,772,520
			25,602,980
	Technology–22.50%
†	Crown Castle International	98,900	3,587,103
†	Google Class A	15,000	7,850,700
†	Intuit	200,000	6,016,000
	QUALCOMM	200,000	8,678,000
†	SanDisk	75,000	3,670,500
	Seagate Technology	250,000	5,442,500
			35,244,803
	Total Common Stock (cost $139,404,987)		154,454,703

		Principal Amount
^	DISCOUNT NOTE–1.48%
	Federal Home Loan Bank 4.802% 7/2/07	$2,321,000	2,320,691
	Total Discount Note (cost $2,320,691)		2,320,691

TOTAL VALUE OF SECURITIES–100.07% (cost $141,725,678)	156,775,394
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(114,104)
NET ASSETS APPLICABLE TO 18,939,170 SHARES OUTSTANDING–100.00%	$156,661,290
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($117,102,832 / 14,134,743 Shares)	$8.28
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($39,558,458 / 4,804,427 Shares)	$8.23
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$143,021,399
Undistributed net investment income	92,756
Accumulated net realized loss on investments	(1,502,581)
Net unrealized appreciation of investments	15,049,716
Total net assets	$156,661,290

† Non-income producing security for the period ended June 30, 2007.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

See accompanying notes

3

Delaware VIP Trust —

Delaware VIP U.S. Growth Series

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$779,038
Interest	70,514
849,552

EXPENSES:
Management fees	616,559
Distribution expenses – Service Class	58,719
Accounting and administration expenses	37,942
Audit and tax	13,038
Legal fees	11,720
Dividend disbursing and transfer agent fees and expenses	9,486
Reports and statements to shareholders	8,018
Trustees’ fees and benefits	4,699
Insurance fees	2,165
Custodian fees	2,123
Consulting fees	1,802
Dues and services	324
Trustees’ expenses	289
Pricing fees	123
Taxes (other than taxes on income)	75
767,082
Less waiver of distribution expenses – Service Class	(9,786)
Less expense paid indirectly	(500)
Total operating expenses	756,796

NET INVESTMENT INCOME	92,756

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,578,611
Net change in unrealized appreciation/depreciation of investments	(7,002,473)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,576,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,668,894

Delaware VIP Trust —

Delaware VIP U.S. Growth Series

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	6/30/07	12/31/06
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$92,756	$(149,210)
Net realized gain (loss) on investments	14,578,611	(5,942,640)
Net change in unrealized appreciation/ depreciation of investments	(7,002,473)	11,250,393
Net increase in net assets resulting from operations	7,668,894	5,158,543

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,980,420	102,645,141
Service Class	3,434,948	4,028,901
	50,415,368	106,674,042
Cost of shares repurchased:
Standard Class	(74,586,189)	(14,132,286)
Service Class	(3,981,282)	(8,271,201)
	(78,567,471)	(22,403,487)
Increase (decrease) in net assets derived from capital share transactions	(28,152,103)	84,270,555

NET INCREASE (DECREASE) IN NET ASSETS	(20,483,209)	89,429,098

NET ASSETS:
Beginning of period	177,144,499	87,715,401
End of period (including undistributed net investment income of $92,756 and $-, respectively)	$156,661,290	$177,144,499

See accompanying notes

4

Delaware VIP Trust — Delaware VIP U.S. Growth Series

Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$7.960	$7.780	$6.830	$6.620	$5.370	$7.600

Income (loss) from investment operations:
Net investment income (loss)(2)	0.006	(0.003)	(0.005)	0.049	0.010	0.010
Net realized and unrealized gain (loss) on investments	0.314	0.183	0.997	0.169	1.251	(2.215)
Total from investment operations	0.320	0.180	0.992	0.218	1.261	(2.205)

Less dividends and distributions from:
Net investment income	—	—	(0.042)	(0.008)	(0.011)	(0.025)
Total dividends and distributions	—	—	(0.042)	(0.008)	(0.011)	(0.025)

Net asset value, end of period	$8.280	$7.960	$7.780	$6.830	$6.620	$5.370

Total return(3)	4.02%	2.31%	14.65%	3.30%	23.75%	(29.24)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$117,103	$138,548	$45,653	$10,438	$11,862	$9,595
Ratio of expenses to average net assets	0.75%	0.77%	0.81%	0.76%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.15%	(0.04)%	(0.07)%	0.77%	0.17%	0.15%
Portfolio turnover	52%	21%	91%	167%	102%	101%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

5

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$7.920	$7.760	$6.810	$6.610	$5.360	$7.590

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.004)	(0.022)	(0.023)	0.033	(0.005)	0.001
Net realized and unrealized gain (loss) on investments	0.314	0.182	0.999	0.167	1.257	(2.218)
Total from investment operations	0.310	0.160	0.976	0.200	1.252	(2.217)

Less dividends and distributions from:
Net investment income	—	—	(0.026)	—	(0.002)	(0.013)
Total dividends and distributions	—	—	(0.026)	—	(0.002)	(0.013)

Net asset value, end of period	$8.230	$7.920	$7.760	$6.810	$6.610	$5.360

Total return(3)	3.91%	2.06%	14.41%	3.03%	23.37%	(29.26)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,558	$38,596	$42,062	$37,653	$9,718	$666
Ratio of expenses to average net assets	1.00%	1.02%	1.06%	1.01%	0.97%	0.90%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.05%	1.07%	1.11%	1.06%	1.00%	0.90%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.29)%	(0.32)%	0.52%	(0.05)%	0.00%
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly	(0.15)%	(0.34)%	(0.37)%	0.47%	(0.08)%	0.00%
Portfolio turnover	52%	21%	91%	167%	102%	101%

(1)	Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)	The average shares outstanding method has been applied for per share information.
(3)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

See accompanying notes

6

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
(FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,805 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

7

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses,12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.87% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$ 82,132	$6,320	$8,145	$4,753

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $4,165 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $17,853. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,254,515
Sales	75,261,156

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$ 142,242,204	$16,061,716	$ (1,528,526)	$14,533,190

8

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$143,021,399
Undistributed ordinary income	92,756
Capital loss carryforwards as of 12/31/06	(14,949,348)
Realized gains 1/1/07 – 6/30/07	13,963,293
Unrealized appreciation of investments	14,533,190
Net assets	$156,661,290

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $75,384 expires in 2008; $4,507,939 expires in 2009; $3,675,553 expires in 2010; $1,428,622 expires in 2011; $450,672 expires in 2012; and $4,811,178 expires in 2014.

For the six months ended June 30, 2007, the Series had capital gains of $13,963,293, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	5,746,363	13,447,718
Service Class	422,015	525,533
	6,168,378	13,973,251
Shares repurchased:
Standard Class	(9,024,423)	(1,906,393)
Service Class	(490,766)	(1,073,004)
	(9,515,189)	(2,979,397)
Net increase (decrease)	(3,346,811)	10,993,854

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

9

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

10

Delaware VIP Trust — Delaware VIP U.S. Growth Series

Other Series Information

Board Consideration of Delaware VIP U.S. Growth Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP U.S. Growth Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one year period was in the fourth quartile of its Performance Universe. The report further showed the Series’ total return for the three and five year periods was in the third quartile. The Board noted that the Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered the new investment team assigned to the Series in 2005 and the policy and investment strategy changes implemented in order to take advantage of the new team’s investment approach. The Board encouraged management to re-evaluate the team’s strategy and investment approach in an effort to enhance Series performance and meet the Board’s performance objective. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

11

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

12

Delaware VIP Trust — Delaware VIP Value Series
Disclosure of Series Expenses

For the Period January 1, 2007 to June 30, 2007

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Annualized Expense Ratios	Expenses Paid During Period 1/1/07 to 6/30/07*
Actual Series Return
Standard Class	$1,000.00	$1,070.30	0.70%	$3.59
Service Class	1,000.00	1,068.40	0.95%	4.87

Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.32	0.70%	$3.51
Service Class	1,000.00	1,020.08	0.95%	4.76

* “Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Delaware VIP Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Series materials.

Sector	Percentage of Net Assets
Common Stock	99.51%
Consumer Discretionary	9.02%
Consumer Staples	8.77%
Energy	6.51%
Financials	23.50%
Health Care	17.98%
Industrials	6.38%
Information Technology	15.08%
Materials	2.99%
Telecommunications	6.30%
Utilities	2.98%
Discount Note	0.33%
Securities Lending Collateral	6.79%
Fixed Rate Notes	2.60%
Variable Rate Notes	4.19%
Total Value of Securities	106.63%
Obligation to Return Securities Lending Collateral	(6.79)%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Intel	3.37%
ConocoPhillips	3.31%
Waste Management	3.20%
Chevron	3.20%
Donnelley (R.R.) & Sons	3.18%
Verizon Communications	3.16%
Bristol-Myers Squibb	3.14%
AT&T	3.14%
Huntington Bancshares	3.11%
Aon	3.11%

2

Delaware VIP Trust — Delaware VIP Value Series
Statement of Net Assets

June 30, 2007 (Unaudited)

		Number of Shares	Value
	COMMON STOCK–99.51%
	Consumer Discretionary–9.02%
	Gap	1,132,100	$21,623,110
*	Limited Brands	788,200	21,636,090
	Mattel	769,700	19,465,713
			62,724,913
	Consumer Staples–8.77%
	Heinz (H.J.)	443,000	21,029,210
	Kimberly-Clark	311,100	20,809,479
	Safeway	562,200	19,131,666
			60,970,355
	Energy–6.51%
	Chevron	264,000	22,239,360
	ConocoPhillips	293,300	23,024,050
			45,263,410
	Financials–23.50%
	Allstate	326,900	20,107,619
	Aon	507,900	21,641,619
	Chubb	372,400	20,161,736
	Hartford Financial Services Group	199,300	19,633,043
*	Huntington Bancshares	951,700	21,641,658
	Morgan Stanley	225,800	18,940,104
	Wachovia	389,800	19,977,250
*	Washington Mutual	500,600	21,345,584
			163,448,613
	Health Care–17.98%
	Abbott Laboratories	363,600	19,470,780
	Baxter International	380,600	21,443,004
	Bristol-Myers Squibb	692,900	21,867,924
	Merck	398,800	19,860,240
*	Pfizer	817,500	20,903,475
	Wyeth	374,700	21,485,298
			125,030,721
	Industrials–6.38%
	Donnelley (R.R.) & Sons	508,200	22,111,782
	Waste Management	570,100	22,262,405
			44,374,187
	Information Technology–15.08%
	Hewlett-Packard	443,900	19,806,818
	Intel	986,300	23,434,488
	International Business Machines	195,200	20,544,800
	Motorola	1,111,500	19,673,550
†	Xerox	1,156,700	21,375,816
			104,835,472
	Materials–2.99%
	duPont (E.I.) deNemours	409,100	20,798,644
			20,798,644
	Telecommunications–6.30%
	AT&T	525,824	21,821,696
	Verizon Communications	534,100	21,988,897
			43,810,593
	Utilities–2.98%
	Progress Energy	454,300	20,711,537
			20,711,537
	Total Common Stock (cost $535,621,366)		691,968,445

		Principal Amount
^	DISCOUNT NOTE–0.33%
	Federal Home Loan Bank 4.802% 7/2/07	$2,321,000	2,320,691
	Total Discount Note (cost $2,320,691)		2,320,691

	Total Value of Securities Before Securities Lending Collateral–99.84% (cost $537,942,057)		694,289,136
	SECURITIES LENDING COLLATERAL**–6.79%
	Short-Term Investments–6.79%
	Fixed Rate Notes–2.60%
	Abbey National 5.31% 7/2/07	1,858,706	1,858,706
	American Express Centurion 5.32% 7/30/07	1,659,559	1,659,559
	BNP Paribas 5.37% 7/2/07	752,333	752,333
	Credit Agricole 5.31% 10/4/07	1,106,373	1,106,373
	Den Danske Bank 5.38% 7/2/07	1,858,706	1,858,706
	Fortis Bank 5.30% 7/23/07	995,735	995,735
	HBOS Treasury Services 5.42% 7/2/07	1,858,706	1,858,706
	ING Bank
	5.31% 7/3/07	663,823	663,823
	5.33% 7/9/07	1,106,372	1,106,372
	M&T 5.34% 7/2/07	1,858,706	1,858,706
	Royal Bank of Canada 5.31% 7/23/07	1,659,559	1,659,559
	Societe Generale 5.33% 7/2/07	861,635	861,635
	Union Bank of Switzerland 5.33% 7/2/07	1,858,706	1,858,706
			18,098,919
•	Variable Rate Notes–4.19%
	ANZ National 5.32% 7/29/08	221,274	221,274
	Australia New Zealand 5.34% 7/29/08	1,106,372	1,106,372
	Bank of New York 5.32% 7/29/08	885,098	885,098
	Bayerische Landesbank 5.37% 7/29/08	1,106,373	1,106,373
	Bear Stearns 5.38% 12/28/07	1,548,922	1,548,922
	BNP Paribas 5.33% 7/29/08	1,106,372	1,106,372
	Calyon 5.33% 8/14/07	553,186	553,186
	Canadian Imperial Bank
	5.32% 7/29/08	774,461	774,461
	5.33% 8/15/07	1,084,245	1,084,245
	CDC Financial Products 5.43% 7/27/07	1,438,284	1,438,284
	Citigroup Global Markets 5.45% 7/6/07	1,438,284	1,438,284
	Commonwealth Bank 5.32% 7/29/08	1,106,373	1,106,373

3

		Principal Amount	Value
	SECURITIES LENDING COLLATERAL (continued)
	Short-Term Investments (continued)
•	Variable Rate Notes (continued)
	Credit Suisse First Boston 5.32% 3/14/08	$1,106,373	$1,106,373
	Deutsche Bank
	5.34% 8/20/07	1,548,922	1,548,922
	5.34% 9/21/07	165,956	165,956
	Dexia Bank 5.32% 9/28/07	1,548,918	1,548,845
	Goldman Sachs Group 5.52% 6/27/08	1,305,520	1,305,520
	Marshall & Ilsley Bank 5.32% 7/29/08	1,217,010	1,217,010
	Morgan Stanley 5.56% 7/29/08	1,438,284	1,438,284
	National Australia Bank 5.31% 7/29/08	1,371,902	1,371,902
	National Rural Utilities 5.33% 7/29/08	1,748,069	1,748,069
	Nordea Bank 5.33% 7/29/08	1,106,373	1,106,373
	Royal Bank of Scotland Group 5.33% 7/29/08	1,106,373	1,106,373
	Societe Generale 5.31% 7/29/08	553,186	553,186
	Sun Trust Bank 5.33% 7/30/07	1,438,284	1,438,284
	Wells Fargo 5.33% 7/29/08	1,106,373	1,106,373
			29,130,714
	Total Securities Lending Collateral (cost $47,229,633)		47,229,633

TOTAL VALUE OF SECURITIES–106.63% (cost $585,171,690)	741,518,769	❖
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.79%)	(47,229,633)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,132,081
NET ASSETS APPLICABLE TO 29,491,679 SHARES OUTSTANDING–100.00%	$695,421,217
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD CLASS ($510,259,656 / 21,633,981 Shares)	$23.59
NET ASSET VALUE-DELAWARE VIP VALUE SERIES SERVICE CLASS ($185,161,561 / 7,857,698 Shares)	$23.56
COMPONENTS OF NET ASSETS AT JUNE 30, 2007:
Shares of beneficial interest (unlimited authorization–no par)	$531,514,112
Undistributed net investment income	6,295,832
Accumulated net realized gain on investments	1,264,194
Net unrealized appreciation of investments	156,347,079
Total net assets	$695,421,217

*	Fully or partially on loan.
•	Variable rate security. The rate shown is the rate as of June 30, 2007.
**	See Note 8 in “Notes to Financial Statements.”
❖	Includes $46,688,858 of securities loaned.
†	Non-income producing security for the period ended June 30, 2007.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

See accompanying notes

4

Delaware VIP Trust —
Delaware VIP Value Series
Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,541,779
Interest	327,510
Securities lending income	27,861
8,897,150

EXPENSES:
Management fees	2,171,815
Distribution expenses – Service Class	246,139
Accounting and administration expenses	136,523
Reports and statements to shareholders	59,178
Legal fees	41,720
Dividend disbursing and transfer agent fees and expenses	34,131
Audit and tax	20,685
Trustees’ fees and benefits	16,744
Insurance fees	8,987
Consulting fees	5,100
Custodian fees	4,668
Dues and services	1,328
Trustees’ expenses	1,061
Pricing fees	199
Registration fees	141
2,748,419
Less management fees absorbed or waived	(123,972)
Less waiver of distribution expenses – Service Class	(41,023)
Less expense paid indirectly	(773)
Total operating expenses	2,582,651

NET INVESTMENT INCOME	6,314,499

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	5,818,481
Net change in unrealized appreciation/depreciation of investments	35,500,939

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	41,319,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,633,919

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months Ended 6/30/07	Year Ended 12/31/06
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,314,499	$10,437,467
Net realized gain on investments	5,818,481	18,468,335
Net change in unrealized appreciation/depreciation of investments	35,500,939	83,021,350
Net increase in net assets resulting from operations	47,633,919	111,927,152

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(8,265,695)	(6,076,791)
Service Class	(2,192,836)	(1,195,237)
Net realized gain on investments:
Standard Class	(13,046,395)	(8,040,632)
Service Class	(4,027,094)	(1,846,025)
	(27,532,020)	(17,158,685)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,517,537	228,533,309
Service Class	47,969,881	65,252,069
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	21,312,090	14,117,423
Service Class	6,219,930	3,041,262
	143,019,438	310,944,063
Cost of shares repurchased:
Standard Class	(91,292,781)	(169,612,666)
Service Class	(17,337,806)	(20,390,780)
	(108,630,587)	(190,003,446)
Increase in net assets derived from capital share transactions	34,388,851	120,940,617

NET INCREASE IN NET ASSETS	54,490,750	215,709,084

NET ASSETS:
Beginning of period	640,930,467	425,221,383
End of period (including undistributed net investment income of $6,295,832 and $10,435,756, respectively)	$695,421,217	$640,930,467

See accompanying notes

5

Delaware VIP Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.980	$19.230	$18.460	$16.330	$13.000	$16.210

Income (loss) from investment operations:
Net investment income(2)	0.220	0.437	0.369	0.313	0.265	0.235
Net realized and unrealized gain (loss) on investments and foreign currencies	1.344	4.075	0.722	2.082	3.337	(3.215)
Total from investment operations	1.564	4.512	1.091	2.395	3.602	(2.980)

Less dividends and distributions from:
Net investment income	(0.370)	(0.328)	(0.321)	(0.265)	(0.272)	(0.230)
Net realized gain on investments	(0.584)	(0.434)	—	—	—	—
Total dividends and distributions	(0.954)	(0.762)	(0.321)	(0.265)	(0.272)	(0.230)

Net asset value, end of period	$23.590	$22.980	$19.230	$18.460	$16.330	$13.000

Total return(3)	7.03%	24.10%	6.03%	14.93%	28.29%	(18.68)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,260	$497,525	$349,443	$310,704	$302,266	$240,752
Ratio of expenses to average net assets	0.70%	0.72%	0.73%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.73%	0.77%	0.78%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.91%	2.12%	1.98%	1.87%	1.88%	1.61%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.88%	2.07%	1.93%	1.82%	1.83%	1.56%
Portfolio turnover	21%	14%	23%	124%	79%	100%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

6

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six Months Ended	Year Ended
	6/30/07(1)	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)

Net asset value, beginning of period	$22.940	$19.200	$18.430	$16.320	$12.990	$16.200

Income (loss) from investment operations:
Net investment income(2)	0.191	0.385	0.323	0.271	0.233	0.214
Net realized and unrealized gain (loss) on investments and foreign currencies	1.331	4.070	0.726	2.072	3.348	(3.218)
Total from investment operations	1.522	4.455	1.049	2.343	3.581	(3.004)

Less dividends and distributions from:
Net investment income	(0.318)	(0.281)	(0.279)	(0.233)	(0.251)	(0.206)
Net realized gain on investments	(0.584)	(0.434)	—	—	—	—
Total dividends and distributions	(0.902)	(0.715)	(0.279)	(0.233)	(0.251)	(0.206)

Net asset value, end of period	$23.560	$22.940	$19.200	$18.430	$16.320	$12.990

Total return(3)	6.84%	23.79%	5.79%	14.59%	28.10%	(18.81)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,161	$143,405	$75,778	$33,642	$14,737	$5,463
Ratio of expenses to average net assets	0.95%	0.97%	0.98%	0.95%	0.92%	0.85%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.03%	1.07%	1.08%	1.05%	1.00%	0.90%
Ratio of net investment income to average net assets	1.66%	1.87%	1.73%	1.62%	1.66%	1.46%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.58%	1.77%	1.63%	1.52%	1.58%	1.41%
Portfolio turnover	21%	14%	23%	124%	79%	100%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

7

Delaware VIP Trust — Delaware VIP Value Series
Notes to Financial Statements

June 30, 2007 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

6

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,089 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has voluntarily agreed to waive management fees in the amount of 0.05% on the first $500 million of average daily net assets until such time as the waiver is discontinued. The waiver may be discontinued at any time because it is voluntary.

Prior to May 1, 2007, DMC had also contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, did not exceed 0.86% of average daily net assets of the Series through April 30, 2007. No reimbursement was due for the six months ended June 30, 2007 under the limitation agreement.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series’ average daily net assets for accounting and administrative services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2007, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Distribution Fees Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$343,184	$28,608	$38,033	$47,628

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Series was charged $15,406 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees and benefits include expenses accrued by the Series for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Series was $67,805. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2007, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$92,591,603
Sales	70,002,436

7

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$586,470,595	$156,215,023	$(1,166,849)	$155,048,174

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months Ended 6/30/07*	Year Ended 12/31/06
Ordinary income	$12,074,366	$7,279,764
Long-term capital gain	15,457,654	9,878,921
	$27,532,020	$17,158,685

* Tax information for the six months ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$531,514,112
Undistributed ordinary income	6,295,832
*Capital loss carryforwards as of 12/31/06	(3,436,856)
Realized gains 1/1/07 – 6/30/07	5,999,955
Unrealized appreciation of investments	155,048,174
Net assets	$695,421,217

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$4,108	$(4,108)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $1,956,870 expires in 2009 and $1,479,986 expires in 2010.

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

For the six months ended June 30, 2007, the Series had capital gains of $5,999,955, which may reduce the capital loss carryforwards.

8

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/07	Year Ended 12/31/06
Shares sold:
Standard Class	2,910,973	11,365,108
Service Class	2,074,743	3,147,358
Shares issued upon reinvestment of dividends and distributions:
Standard Class	952,708	713,001
Service Class	278,172	153,599
	6,216,596	15,379,066
Shares repurchased:
Standard Class	(3,876,174)	(8,598,802)
Service Class	(746,264)	(996,179)
	(4,622,438)	(9,594,981)
Net increase	1,594,158	5,784,085

7. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Securities Lending

The Series, along with other funds in the Delaware Investments Family® of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At June 30, 2007, the market value of securities on loan was $46,688,858, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

9

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event

The Series has a new securities lending agreement with Mellon Bank, N.A. as of August 2, 2007.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

10

Delaware VIP Trust — Delaware VIP Value Series
Other Series Information

Board Consideration of Delaware VIP Value Series Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees (Board), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the VIP Value Series (Series). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Series for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one, three and five year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the ten year period was in the second quartile. The Board was satisfied with performance. Additionally, the Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Series. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Series’ total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Series’ management fee, but noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through April 1, 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

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MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

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Item 2.    Code of Ethics

Not applicable.

Item 3.    Audit Committee Financial Expert

Not applicable.

Item 4.    Principal Accountant Fees and Services

Not applicable.

Item 5.    Audit Committee of Listed Registrants

Not applicable.

Item 6.    Schedule of Investments

Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)          (1)  Code of Ethics

Not applicable.

(2)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)  Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware VIP Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 5, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2007